UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2009

                    Date of reporting period: March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 57.34%
AMUSEMENT & RECREATION SERVICES: 0.02%
      2,494 INTERNATIONAL GAME TECHNOLOGY                                                                       $     22,995
                                                                                                                ------------
APPAREL & ACCESSORY STORES: 0.22%
        735 ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                     17,493
      3,938 GAP INCORPORATED                                                                                          51,155
      2,573 KOHL'S CORPORATION+                                                                                      108,889
      2,285 LIMITED BRANDS INCORPORATED<<                                                                             19,880
      1,346 NORDSTROM INCORPORATED<<                                                                                  22,546
                                                                                                                     219,963
                                                                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
        477 POLO RALPH LAUREN CORPORATION                                                                             20,153
        744 VF CORPORATION                                                                                            42,490
                                                                                                                      62,643
                                                                                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.10%
        911 AUTONATION INCORPORATED+<<                                                                                12,645
        320 AUTOZONE INCORPORATED+<<                                                                                  52,038
      1,140 O'REILLY AUTOMOTIVE INCORPORATED+                                                                         39,911
                                                                                                                     104,594
                                                                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
        469 RYDER SYSTEM INCORPORATED<<                                                                               13,277
                                                                                                                ------------
BIOPHARMACEUTICALS: 0.69%
      3,880 CELGENE CORPORATION+                                                                                     172,272
        581 CEPHALON INCORPORATED+<<                                                                                  39,566
      2,291 GENZYME CORPORATION+                                                                                     136,062
      7,693 GILEAD SCIENCES INCORPORATED+                                                                            356,340
                                                                                                                     704,240
                                                                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.07%
      1,050 CENTEX CORPORATION+                                                                                        7,875
      2,327 D.R. HORTON INCORPORATED                                                                                  22,572
        635 KB HOME<<                                                                                                  8,369
      1,193 LENNAR CORPORATION CLASS A<<                                                                               8,959
      1,812 PULTE HOMES INCORPORATED+<<                                                                               19,805
                                                                                                                      67,580
                                                                                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.63%
      1,091 FASTENAL COMPANY<<                                                                                        35,081
     14,319 HOME DEPOT INCORPORATED                                                                                  337,356
     12,379 LOWE'S COMPANIES INCORPORATED                                                                            225,917
        831 SHERWIN-WILLIAMS COMPANY<<                                                                                43,187
                                                                                                                     641,541
                                                                                                                ------------
BUSINESS SERVICES: 4.11%
      4,425 ADOBE SYSTEMS INCORPORATED+<<                                                                             94,651
        823 AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        39,413
      1,439 AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       27,917
      1,911 AUTODESK INCORPORATED+<<                                                                                  32,124
      4,264 AUTOMATIC DATA PROCESSING INCORPORATED                                                                   149,922
      1,559 BMC SOFTWARE INCORPORATED+                                                                                51,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
BUSINESS SERVICES (continued)
      3,330 CA INCORPORATED                                                                                     $     58,641
      1,521 CITRIX SYSTEMS INCORPORATED+<<                                                                            34,435
      2,464 COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       51,227
      1,279 COMPUTER SCIENCES CORPORATION+                                                                            47,118
      2,082 COMPUWARE CORPORATION+                                                                                    13,720
      1,032 CONVERGYS CORPORATION+                                                                                     8,339
      9,102 EBAY INCORPORATED+                                                                                       114,321
      2,718 ELECTRONIC ARTS INCORPORATED+                                                                             49,440
      1,068 EQUIFAX INCORPORATED                                                                                      26,113
      1,612 FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       29,338
      1,317 FISERV INCORPORATED+<<                                                                                    48,018
      2,023 GOOGLE INCORPORATED CLASS A+                                                                             704,125
      1,533 IMS HEALTH INCORPORATED                                                                                   19,117
      4,023 INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                              16,575
      2,713 INTUIT INCORPORATED+<<                                                                                    73,251
      1,517 IRON MOUNTAIN INCORPORATED+                                                                               33,632
      4,409 JUNIPER NETWORKS INCORPORATED+<<                                                                          66,400
        611 MASTERCARD INCORPORATED CLASS A                                                                          102,330
      1,301 MCAFEE INCORPORATED+<<                                                                                    43,584
     64,576 MICROSOFT CORPORATION                                                                                  1,186,261
      1,080 MONSTER WORLDWIDE INCORPORATED+                                                                            8,802
      2,908 NOVELL INCORPORATED+                                                                                      12,388
      2,626 OMNICOM GROUP INCORPORATED<<                                                                              61,448
     32,391 ORACLE CORPORATION                                                                                       585,305
      1,278 ROBERT HALF INTERNATIONAL INCORPORATED                                                                    22,787
        892 SALESFORCE.COM INCORPORATED+                                                                              29,195
      6,289 SUN MICROSYSTEMS INCORPORATED+                                                                            46,035
      6,933 SYMANTEC CORPORATION+                                                                                    103,579
      1,666 TOTAL SYSTEM SERVICES INCORPORATED                                                                        23,007
      1,624 VERISIGN INCORPORATED+<<                                                                                  30,645
     11,775 YAHOO! INCORPORATED+                                                                                     150,838
                                                                                                                   4,195,488
                                                                                                                ------------
CASINO & GAMING: 0.01%
        564 WYNN RESORTS LIMITED+<<                                                                                   11,263
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 7.47%
     13,052 ABBOTT LABORATORIES                                                                                      622,580
      1,770 AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     99,563
      8,732 AMGEN INCORPORATED+                                                                                      432,409
        952 AVERY DENNISON CORPORATION                                                                                21,268
      3,600 AVON PRODUCTS INCORPORATED<<                                                                              69,228
      2,510 BIOGEN IDEC INCORPORATED+<<                                                                              131,574
     16,718 BRISTOL-MYERS SQUIBB COMPANY                                                                             366,459
        408 CF INDUSTRIES HOLDINGS INCORPORATED                                                                       29,021
      1,174 CLOROX COMPANY                                                                                            60,438
      4,234 COLGATE-PALMOLIVE COMPANY                                                                                249,721
      7,806 DOW CHEMICAL COMPANY                                                                                      65,805
      7,622 E.I. DU PONT DE NEMOURS & COMPANY                                                                        170,199
        612 EASTMAN CHEMICAL COMPANY                                                                                  16,402
      1,416 ECOLAB INCORPORATED                                                                                       49,178
      8,539 ELI LILLY & COMPANY                                                                                      285,288
        980 ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                             24,157
      2,547 FOREST LABORATORIES INCORPORATED+                                                                         55,932
      1,348 HOSPIRA INCORPORATED+<<                                                                                   41,599
        664 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         20,225
     23,359 JOHNSON & JOHNSON                                                                                      1,228,683
      2,081 KING PHARMACEUTICALS INCORPORATED+                                                                        14,713
      1,468 LIFE TECHNOLOGIES CORPORATION+                                                                            47,681
      4,627 MONSANTO COMPANY                                                                                         384,504
      2,573 MYLAN LABORATORIES INCORPORATED+<<                                                                        34,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
CHEMICALS & ALLIED PRODUCTS (continued)
     56,970 PFIZER INCORPORATED                                                                                 $    775,931
      1,387 PPG INDUSTRIES INCORPORATED                                                                               51,180
      2,593 PRAXAIR INCORPORATED                                                                                     174,483
     24,753 PROCTER & GAMBLE COMPANY                                                                               1,165,619
      1,055 ROHM & HAAS COMPANY                                                                                       83,176
     13,736 SCHERING-PLOUGH CORPORATION                                                                              323,483
      1,031 SIGMA-ALDRICH CORPORATION                                                                                 38,961
     11,245 WYETH                                                                                                    483,985
                                                                                                                   7,617,949
                                                                                                                ------------
COAL MINING: 0.10%
      1,525 CONSOL ENERGY INCORPORATED                                                                                38,491
        722 MASSEY ENERGY COMPANY                                                                                      7,307
      2,258 PEABODY ENERGY CORPORATION                                                                                56,540
                                                                                                                     102,338
                                                                                                                ------------
COMMUNICATIONS: 2.78%
      3,353 AMERICAN TOWER CORPORATION CLASS A+                                                                      102,032
     49,774 AT&T INCORPORATED                                                                                      1,254,305
        847 CENTURYTEL INCORPORATED<<                                                                                 23,818
     24,329 COMCAST CORPORATION CLASS A                                                                              331,848
      4,467 DIRECTV GROUP INCORPORATED+<<                                                                            101,803
      1,204 EMBARQ CORPORATION                                                                                        45,571
     12,412 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                         42,449
        761 SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                               17,130
     24,198 SPRINT NEXTEL CORPORATION+                                                                                86,387
      2,975 TIME WARNER CABLE INCORPORATED+                                                                           73,789
     23,991 VERIZON COMMUNICATIONS INCORPORATED                                                                      724,528
      3,725 WINDSTREAM CORPORATION                                                                                    30,024
                                                                                                                   2,833,684
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 3.01%
     54,065 BANK OF AMERICA CORPORATION<<                                                                            368,723
      9,704 BANK OF NEW YORK MELLON CORPORATION                                                                      274,138
      4,723 BB&T CORPORATION<<                                                                                        79,913
     46,251 CITIGROUP INCORPORATED+<<                                                                                117,015
      1,277 COMERICA INCORPORATED                                                                                     23,382
      4,876 FIFTH THIRD BANCORP                                                                                       14,238
      1,782 FIRST HORIZON NATIONAL CORPORATION+                                                                       19,141
      4,411 HUDSON CITY BANCORP INCORPORATED                                                                          51,565
      3,092 HUNTINGTON BANCSHARES INCORPORATED<<                                                                       5,133
     31,739 JPMORGAN CHASE & COMPANY                                                                                 843,629
      4,178 KEYCORP<<                                                                                                 32,881
        656 M&T BANK CORPORATION<<                                                                                    29,677
      2,240 MARSHALL & ILSLEY CORPORATION                                                                             12,611
      1,887 NORTHERN TRUST CORPORATION<<                                                                             112,880
      3,614 PNC FINANCIAL SERVICES GROUP                                                                             105,854
      5,866 REGIONS FINANCIAL CORPORATION                                                                             24,989
      3,648 STATE STREET CORPORATION                                                                                 112,285
      3,012 SUNTRUST BANKS INCORPORATED                                                                               35,361
     14,823 US BANCORP                                                                                               216,564
     35,792 WELLS FARGO & COMPANY<<(l)                                                                               509,678
      5,996 WESTERN UNION COMPANY                                                                                     75,370
        974 ZIONS BANCORPORATION<<                                                                                     9,574
                                                                                                                   3,074,601
                                                                                                                ------------
E-COMMERCE/SERVICES: 0.20%
      2,714 AMAZON.COM INCORPORATED+<<                                                                               199,316
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
EATING & DRINKING PLACES: 0.65%
      1,156 DARDEN RESTAURANTS INCORPORATED                                                                     $     39,605
      9,405 MCDONALD'S CORPORATION                                                                                   513,231
      3,884 YUM! BRANDS INCORPORATED                                                                                 106,732
                                                                                                                     659,568
                                                                                                                ------------
EDUCATIONAL SERVICES: 0.07%
        902 APOLLO GROUP INCORPORATED CLASS A+                                                                        70,654
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES: 2.76%
      5,626 AES CORPORATION+<<                                                                                        32,687
      1,430 ALLEGHENY ENERGY INCORPORATED                                                                             33,133
      1,794 AMEREN CORPORATION                                                                                        41,603
      3,429 AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              86,617
      2,934 CENTERPOINT ENERGY INCORPORATED                                                                           30,602
      1,914 CMS ENERGY CORPORATION<<                                                                                  22,662
      2,312 CONSOLIDATED EDISON INCORPORATED<<                                                                        91,578
      1,681 CONSTELLATION ENERGY GROUP INCORPORATED                                                                   34,729
      4,928 DOMINION RESOURCES INCORPORATED                                                                          152,719
      1,378 DTE ENERGY COMPANY                                                                                        38,171
     10,820 DUKE ENERGY CORPORATION                                                                                  154,942
      4,275 DYNEGY INCORPORATED CLASS A+                                                                               6,028
      2,751 EDISON INTERNATIONAL                                                                                      79,256
      5,900 EL PASO CORPORATION<<                                                                                     36,875
      1,600 ENTERGY CORPORATION<<                                                                                    108,944
      5,559 EXELON CORPORATION                                                                                       252,323
      2,574 FIRSTENERGY CORPORATION                                                                                   99,356
      3,453 FPL GROUP INCORPORATED                                                                                   175,171
      2,629 FRONTIER COMMUNICATIONS CORPORATION                                                                       18,876
        645 INTEGRYS ENERGY GROUP INCORPORATED                                                                        16,796
        381 NICOR INCORPORATED                                                                                        12,661
      2,316 NISOURCE INCORPORATED                                                                                     22,697
      1,454 NORTHEAST UTILITIES                                                                                       31,392
      1,850 PEPCO HOLDINGS INCORPORATED                                                                               23,088
      3,089 PG&E CORPORATION                                                                                         118,062
        852 PINNACLE WEST CAPITAL CORPORATION                                                                         22,629
      3,169 PPL CORPORATION<<                                                                                         90,982
      2,327 PROGRESS ENERGY INCORPORATED                                                                              84,377
      4,273 PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             125,925
      1,466 QUESTAR CORPORATION                                                                                       43,144
      2,719 REPUBLIC SERVICES INCORPORATED                                                                            46,631
      1,023 SCANA CORPORATION                                                                                         31,600
      2,055 SEMPRA ENERGY<<                                                                                           95,023
      5,433 SPECTRA ENERGY CORPORATION                                                                                76,823
        720 STERICYCLE INCORPORATED+                                                                                  34,366
      1,798 TECO ENERGY INCORPORATED                                                                                  20,048
      6,567 THE SOUTHERN COMPANY<<                                                                                   201,082
      4,150 WASTE MANAGEMENT INCORPORATED                                                                            106,240
        987 WISCONSIN ENERGY CORPORATION                                                                              40,635
      3,836 XCEL ENERGY INCORPORATED                                                                                  71,465
                                                                                                                   2,811,938
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.51%
      4,728 ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    14,420
      2,477 ALTERA CORPORATION                                                                                        43,471
      1,445 AMPHENOL CORPORATION CLASS A                                                                              41,168
      2,459 ANALOG DEVICES INCORPORATED                                                                               47,385
      3,593 BROADCOM CORPORATION CLASS A+                                                                             71,788
        765 CIENA CORPORATION+<<                                                                                       5,952
     49,299 CISCO SYSTEMS INCORPORATED+                                                                              826,744
      1,411 COOPER INDUSTRIES LIMITED CLASS A<<                                                                       36,488

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      6,377 EMERSON ELECTRIC COMPANY                                                                            $    182,255
     89,192 GENERAL ELECTRIC COMPANY                                                                                 901,731
        494 HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               6,684
      1,128 HARRIS CORPORATION<<                                                                                      32,644
      1,806 JABIL CIRCUIT INCORPORATED                                                                                10,041
      1,816 JDS UNIPHASE CORPORATION+                                                                                  5,902
      1,434 KLA-TENCOR CORPORATION                                                                                    28,680
      1,001 L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                                67,868
      1,873 LINEAR TECHNOLOGY CORPORATION<<                                                                           43,042
      5,474 LSI LOGIC CORPORATION+                                                                                    16,641
      1,887 MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   31,117
      1,538 MICROCHIP TECHNOLOGY INCORPORATED<<                                                                       32,590
      6,450 MICRON TECHNOLOGY INCORPORATED+<<                                                                         26,187
      1,170 MOLEX INCORPORATED                                                                                        16,076
     19,227 MOTOROLA INCORPORATED+<<                                                                                  81,330
      1,646 NATIONAL SEMICONDUCTOR CORPORATION                                                                        16,904
      2,793 NETAPP INCORPORATED+<<                                                                                    41,448
        819 NOVELLUS SYSTEMS INCORPORATED+<<                                                                          13,620
      4,536 NVIDIA CORPORATION+                                                                                       44,725
      1,023 QLOGIC CORPORATION+                                                                                       11,376
     13,931 QUALCOMM INCORPORATED                                                                                    542,055
      1,335 ROCKWELL COLLINS INCORPORATED                                                                             43,574
      3,341 TELLABS INCORPORATED+                                                                                     15,302
     10,781 TEXAS INSTRUMENTS INCORPORATED                                                                           177,994
      3,868 TYCO ELECTRONICS LIMITED<<                                                                                42,703
        621 WHIRLPOOL CORPORATION<<                                                                                   18,375
      2,315 XILINX INCORPORATED                                                                                       44,355
                                                                                                                   3,582,635
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
      1,533 FLUOR CORPORATION                                                                                         52,965
      1,039 JACOBS ENGINEERING GROUP INCORPORATED+                                                                    40,168
      1,609 MOODY'S CORPORATION                                                                                       36,878
      2,712 PAYCHEX INCORPORATED                                                                                      69,617
                                                                                                                     199,628
                                                                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.17%
        792 BALL CORPORATION                                                                                          34,373
      1,268 FORTUNE BRANDS INCORPORATED<<                                                                             31,129
      3,246 ILLINOIS TOOL WORKS INCORPORATED                                                                         100,139
        485 SNAP-ON INCORPORATED                                                                                      12,174
                                                                                                                     177,815
                                                                                                                ------------
FINANCIAL SERVICES: 0.01%
      1,335 JANUS CAPITAL GROUP INCORPORATED<<                                                                         8,878
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 2.57%
      5,421 ARCHER DANIELS MIDLAND COMPANY                                                                           150,595
      1,729 CAMPBELL SOUP COMPANY                                                                                     47,305
      2,678 COCA-COLA ENTERPRISES INCORPORATED                                                                        35,323
      3,776 CONAGRA FOODS INCORPORATED                                                                                63,701
      1,644 CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                              19,564
      2,142 DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                     36,221
      2,769 GENERAL MILLS INCORPORATED                                                                               138,118
      2,657 H.J. HEINZ COMPANY                                                                                        87,840
        589 HORMEL FOODS CORPORATION<<                                                                                18,677
      1,000 JM SMUCKER COMPANY                                                                                        37,270
      2,129 KELLOGG COMPANY<<                                                                                         77,985
     12,411 KRAFT FOODS INCORPORATED CLASS A                                                                         276,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
FOOD & KINDRED PRODUCTS (continued)
      1,098 MCCORMICK & COMPANY INCORPORATED                                                                    $     32,468
      1,265 MOLSON COORS BREWING COMPANY                                                                              43,364
      1,143 PEPSI BOTTLING GROUP INCORPORATED                                                                         25,306
     13,144 PEPSICO INCORPORATED                                                                                     676,653
      5,874 SARA LEE CORPORATION                                                                                      47,462
     16,812 THE COCA-COLA COMPANY                                                                                    738,887
      1,399 THE HERSHEY COMPANY<<                                                                                     48,615
      2,553 TYSON FOODS INCORPORATED CLASS A                                                                          23,973
                                                                                                                   2,625,965
                                                                                                                ------------
FOOD STORES: 0.27%
      5,510 KROGER COMPANY                                                                                           116,922
      3,622 SAFEWAY INCORPORATED                                                                                      73,128
      6,204 STARBUCKS CORPORATION+                                                                                    68,926
      1,185 WHOLE FOODS MARKET INCORPORATED+<<                                                                        19,908
                                                                                                                     278,884
                                                                                                                ------------
FORESTRY: 0.05%
      1,784 WEYERHAEUSER COMPANY<<                                                                                    49,185
                                                                                                                ------------
FURNITURE & FIXTURES: 0.05%
      1,324 LEGGETT & PLATT INCORPORATED                                                                              17,199
      3,036 MASCO CORPORATION                                                                                         21,191
      2,341 NEWELL RUBBERMAID INCORPORATED                                                                            14,936
                                                                                                                      53,326
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 1.41%
        693 BIG LOTS INCORPORATED+                                                                                    14,401
      1,181 FAMILY DOLLAR STORES INCORPORATED                                                                         39,410
      1,876 JCPENNEY COMPANY INCORPORATED                                                                             37,651
      3,553 MACY'S INCORPORATED                                                                                       31,622
        463 SEARS HOLDINGS CORPORATION+<<                                                                             21,164
      6,357 TARGET CORPORATION                                                                                       218,617
      3,516 TJX COMPANIES INCORPORATED                                                                                90,150
     18,883 WAL-MART STORES INCORPORATED                                                                             983,804
                                                                                                                   1,436,819
                                                                                                                ------------
HEALTH SERVICES: 0.21%
      3,043 CARDINAL HEALTH INCORPORATED                                                                              95,794
        877 DAVITA INCORPORATED+                                                                                      38,544
        914 LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             53,460
      3,507 TENET HEALTHCARE CORPORATION+                                                                              4,068
        883 WATSON PHARMACEUTICALS INCORPORATED+<<                                                                    27,470
                                                                                                                     219,336
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.43%
        991 APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          5,428
        673 AVALONBAY COMMUNITIES INCORPORATED                                                                        31,671
      1,024 BOSTON PROPERTIES INCORPORATED                                                                            35,871
      2,304 EQUITY RESIDENTIAL                                                                                        42,278
      2,144 HCP INCORPORATED                                                                                          38,270
      4,437 HOST HOTELS & RESORTS INCORPORATED+                                                                       17,393
      1,969 KIMCO REALTY CORPORATION                                                                                  15,004
      1,392 PLUM CREEK TIMBER COMPANY<<                                                                               40,465
      2,260 PROLOGIS<<                                                                                                14,690
      1,059 PUBLIC STORAGE INCORPORATED                                                                               58,510

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      2,000 SIMON PROPERTY GROUP INCORPORATED<<                                                                 $     69,281
      1,211 VENTAS INCORPORATED<<                                                                                     27,381
      1,189 VORNADO REALTY TRUST                                                                                      39,522
                                                                                                                     435,764
                                                                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.16%
      2,193 BED BATH & BEYOND INCORPORATED+<<                                                                         54,277
      2,863 BEST BUY COMPANY INCORPORATED<<                                                                          108,679
                                                                                                                     162,956
                                                                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.07%
      2,482 MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               40,606
      1,540 STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          19,558
      1,499 WYNDHAM WORLDWIDE CORPORATION                                                                              6,296
                                                                                                                      66,460
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.85%
      5,859 3M COMPANY<<                                                                                             291,309
      7,521 APPLE INCORPORATED+                                                                                      790,608
     11,227 APPLIED MATERIALS INCORPORATED                                                                           120,690
      2,608 BAKER HUGHES INCORPORATED<<                                                                               74,458
        507 BLACK & DECKER CORPORATION                                                                                16,001
      1,831 CAMERON INTERNATIONAL CORPORATION+<<                                                                      40,154
      5,080 CATERPILLAR INCORPORATED                                                                                 142,037
      1,700 CUMMINS INCORPORATED                                                                                      43,265
      3,569 DEERE & COMPANY                                                                                          117,313
     14,616 DELL INCORPORATED+                                                                                       138,560
      1,571 DOVER CORPORATION                                                                                         41,443
      1,395 EATON CORPORATION                                                                                         51,420
     16,992 EMC CORPORATION+<<                                                                                       193,709
        472 FLOWSERVE CORPORATION                                                                                     26,489
      1,383 GAMESTOP CORPORATION CLASS A+                                                                             38,752
     20,241 HEWLETT-PACKARD COMPANY                                                                                  648,926
      2,693 INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                  37,163
     46,976 INTEL CORPORATION                                                                                        706,989
     11,331 INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,097,861
        656 LEXMARK INTERNATIONAL INCORPORATED+                                                                       11,067
      1,101 MANITOWOC COMPANY INCORPORATED                                                                             3,600
      3,525 NATIONAL OILWELL VARCO INCORPORATED+                                                                     101,203
        997 PALL CORPORATION                                                                                          20,369
      1,356 PARKER HANNIFIN CORPORATION                                                                               46,077
      1,742 PITNEY BOWES INCORPORATED<<                                                                               40,676
      1,910 SANDISK CORPORATION+<<                                                                                    24,162
      1,851 SMITH INTERNATIONAL INCORPORATED                                                                          39,759
        666 STANLEY WORKS                                                                                             19,394
      1,461 TERADATA CORPORATION+                                                                                     23,697
                                                                                                                   4,947,151
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.25%
      2,310 AON CORPORATION                                                                                           94,294
      1,426 HUMANA INCORPORATED+                                                                                      37,190
      4,349 MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   88,067
      2,796 UNUMPROVIDENT CORPORATION                                                                                 34,950
                                                                                                                     254,501
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
INSURANCE CARRIERS: 1.54%
      3,830 AETNA INCORPORATED                                                                                  $     93,184
      3,948 AFLAC INCORPORATED                                                                                        76,433
      4,527 ALLSTATE CORPORATION<<                                                                                    86,692
     22,725 AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                                22,725
        994 ASSURANT INCORPORATED                                                                                     21,649
      2,975 CHUBB CORPORATION                                                                                        125,902
      2,289 CIGNA CORPORATION                                                                                         40,264
      1,372 CINCINNATI FINANCIAL CORPORATION<<                                                                        31,378
      3,658 GENWORTH FINANCIAL INCORPORATED+                                                                           6,950
      2,746 HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            21,556
      1,530 LEUCADIA NATIONAL CORPORATION<<                                                                           22,782
      2,162 LINCOLN NATIONAL CORPORATION                                                                              14,464
      3,050 LOEWS CORPORATION                                                                                         67,405
      1,445 MBIA INCORPORATED+<<                                                                                       6,618
      6,909 METLIFE INCORPORATED                                                                                     157,318
      2,192 PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                  17,931
      3,581 PRUDENTIAL FINANCIAL INCORPORATED                                                                         68,111
      5,715 THE PROGRESSIVE CORPORATION                                                                               76,810
      4,939 THE TRAVELERS COMPANIES INCORPORATED                                                                     200,721
        713 TORCHMARK CORPORATION                                                                                     18,702
     10,267 UNITEDHEALTH GROUP INCORPORATED                                                                          214,888
      4,209 WELLPOINT INCORPORATED+<<                                                                                159,816
      2,890 XL CAPITAL LIMITED CLASS A                                                                                15,779
                                                                                                                   1,568,078
                                                                                                                ------------
LEATHER & LEATHER PRODUCTS: 0.04%
      2,711 COACH INCORPORATED+                                                                                       45,274
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.08%
      2,972 AGILENT TECHNOLOGIES INCORPORATED+                                                                        45,680
      2,024 BECTON DICKINSON & COMPANY                                                                               136,094
     12,687 BOSTON SCIENTIFIC CORPORATION+                                                                           100,862
        839 C.R. BARD INCORPORATED                                                                                    66,885
      4,255 COVIDIEN LIMITED                                                                                         141,436
      2,153 DANAHER CORPORATION                                                                                      116,736
      1,255 DENTSPLY INTERNATIONAL INCORPORATED<<                                                                     33,697
      2,265 EASTMAN KODAK COMPANY                                                                                      8,607
      1,273 FLIR SYSTEMS INCORPORATED+<<                                                                              26,071
        467 MILLIPORE CORPORATION+<<                                                                                  26,810
        981 PERKINELMER INCORPORATED                                                                                  12,527
      1,303 QUEST DIAGNOSTICS INCORPORATED                                                                            61,866
      3,379 RAYTHEON COMPANY                                                                                         131,578
      1,197 ROCKWELL AUTOMATION INCORPORATED                                                                          26,142
      1,458 TERADYNE INCORPORATED+                                                                                     6,386
      3,531 THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   125,951
        819 WATERS CORPORATION+                                                                                       30,262
                                                                                                                   1,097,590
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 0.44%
        330 INTUITIVE SURGICAL INCORPORATED+<<                                                                        31,469
      9,444 MEDTRONIC INCORPORATED                                                                                   278,315
      2,923 ST. JUDE MEDICAL INCORPORATED+                                                                           106,193
      1,050 VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      31,962
                                                                                                                     447,939
                                                                                                                ------------
MEDICAL MANAGEMENT SERVICES: 0.28%
      1,252 COVENTRY HEALTH CARE INCORPORATED+                                                                        16,201
      2,091 EXPRESS SCRIPTS INCORPORATED+                                                                             96,541

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
MEDICAL MANAGEMENT SERVICES (continued)
      4,147 MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                $    171,437
                                                                                                                     284,179
                                                                                                                ------------
MEDICAL PRODUCTS: 0.98%
      2,597 ALLERGAN INCORPORATED                                                                                    124,033
      5,184 BAXTER INTERNATIONAL INCORPORATED                                                                        265,524
     17,801 MERCK & COMPANY INCORPORATED                                                                             476,177
      2,009 STRYKER CORPORATION                                                                                       68,386
      1,882 ZIMMER HOLDINGS INCORPORATED+                                                                             68,693
                                                                                                                   1,002,813
                                                                                                                ------------
METAL MINING: 0.31%
      3,476 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+<<                                                   132,470
      4,131 NEWMONT MINING CORPORATION                                                                               184,904
                                                                                                                     317,374
                                                                                                                ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
        932 VULCAN MATERIALS COMPANY<<                                                                                41,278
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
      1,046 HASBRO INCORPORATED                                                                                       26,223
      3,027 MATTEL INCORPORATED                                                                                       34,901
      1,039 TIFFANY & COMPANY                                                                                         22,411
                                                                                                                      83,535
                                                                                                                ------------
MISCELLANEOUS RETAIL: 0.83%
      3,659 COSTCO WHOLESALE CORPORATION                                                                             169,485
     12,293 CVS CAREMARK CORPORATION                                                                                 337,935
      2,321 OFFICE DEPOT INCORPORATED+                                                                                 3,041
      1,056 RADIOSHACK CORPORATION                                                                                     9,050
      6,025 STAPLES INCORPORATED                                                                                     109,113
      8,334 WALGREEN COMPANY<<                                                                                       216,351
                                                                                                                     844,975
                                                                                                                ------------
MISCELLANEOUS SERVICES: 0.03%
        450 D&B CORPORATION                                                                                           34,650
                                                                                                                ------------
MOTION PICTURES: 0.60%
     19,426 NEWS CORPORATION CLASS A                                                                                 128,600
     10,101 TIME WARNER INCORPORATED                                                                                 194,943
     15,678 WALT DISNEY COMPANY<<                                                                                    284,712
                                                                                                                     608,255
                                                                                                                ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.52%
      2,629 FEDEX CORPORATION                                                                                        116,964
      8,407 UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             413,793
                                                                                                                     530,757
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.28%
      9,890 AMERICAN EXPRESS COMPANY                                                                                 134,801
      3,309 CAPITAL ONE FINANCIAL CORPORATION<<                                                                       40,502
      3,283 CIT GROUP INCORPORATED<<                                                                                   9,357
      4,066 DISCOVER FINANCIAL SERVICES                                                                               25,656
      2,941 PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    52,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
      3,947 SLM CORPORATION+<<                                                                                  $     19,538
                                                                                                                     282,704
                                                                                                                ------------
OFFICE EQUIPMENT: 0.03%
      7,303 XEROX CORPORATION                                                                                         33,229
                                                                                                                ------------
OIL & GAS EXTRACTION: 2.13%
      3,884 ANADARKO PETROLEUM CORPORATION<<                                                                         151,049
      2,827 APACHE CORPORATION                                                                                       181,182
      2,466 BJ SERVICES COMPANY                                                                                       24,537
        873 CABOT OIL & GAS CORPORATION                                                                               20,577
      4,746 CHESAPEAKE ENERGY CORPORATION                                                                             80,967
      3,748 DEVON ENERGY CORPORATION                                                                                 167,498
        586 DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                  36,836
      1,197 ENSCO INTERNATIONAL INCORPORATED<<                                                                        31,601
      2,108 EOG RESOURCES INCORPORATED                                                                               115,434
      1,105 EQT CORPORATION                                                                                           34,620
      7,577 HALLIBURTON COMPANY                                                                                      117,216
      2,389 NABORS INDUSTRIES LIMITED+                                                                                23,866
      1,460 NOBLE ENERGY INCORPORATED                                                                                 78,665
      6,843 OCCIDENTAL PETROLEUM CORPORATION                                                                         380,813
        976 PIONEER NATURAL RESOURCES COMPANY                                                                         16,075
      1,319 RANGE RESOURCES CORPORATION                                                                               54,290
        954 ROWAN COMPANIES INCORPORATED+                                                                             11,419
     10,101 SCHLUMBERGER LIMITED                                                                                     410,303
      2,902 SOUTHWESTERN ENERGY COMPANY+                                                                              86,160
      4,896 XTO ENERGY INCORPORATED                                                                                  149,916
                                                                                                                   2,173,024
                                                                                                                ------------
PAPER & ALLIED PRODUCTS: 0.08%
        843 BEMIS COMPANY INCORPORATED                                                                                17,678
      3,612 INTERNATIONAL PAPER COMPANY                                                                               25,428
      1,442 MEADWESTVACO CORPORATION                                                                                  17,290
      1,110 PACTIV CORPORATION+                                                                                       16,195
                                                                                                                      76,591
                                                                                                                ------------
PERSONAL SERVICES: 0.08%
      1,109 CINTAS CORPORATION                                                                                        27,414
      2,868 H & R BLOCK INCORPORATED                                                                                  52,169
                                                                                                                      79,583
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.85%
     16,930 CHEVRON CORPORATION                                                                                    1,138,373
     12,502 CONOCOPHILLIPS                                                                                           489,578
     41,736 EXXON MOBIL CORPORATION                                                                                2,842,222
      2,396 HESS CORPORATION                                                                                         129,863
      5,975 MARATHON OIL CORPORATION                                                                                 157,089
      1,610 MURPHY OIL CORPORATION                                                                                    72,080
        987 SUNOCO INCORPORATED<<                                                                                     26,136
      1,168 TESORO PETROLEUM CORPORATION<<                                                                            15,733
      4,360 VALERO ENERGY CORPORATION                                                                                 78,044
                                                                                                                   4,949,118
                                                                                                                ------------
PIPELINES: 0.05%
      4,892 THE WILLIAMS COMPANIES INCORPORATED                                                                       55,671
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
PRIMARY METAL INDUSTRIES: 0.27%
        936 AK STEEL HOLDING CORPORATION                                                                        $      6,664
      8,026 ALCOA INCORPORATED<<                                                                                      58,911
        823 ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       18,048
      2,652 NUCOR CORPORATION                                                                                        101,227
      1,181 PRECISION CASTPARTS CORPORATION                                                                           70,742
        718 TITANIUM METALS CORPORATION+<<                                                                             3,927
        981 UNITED STATES STEEL CORPORATION<<                                                                         20,729
                                                                                                                     280,248
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.21%
      5,735 CBS CORPORATION CLASS B                                                                                   22,022
      1,929 GANNETT COMPANY INCORPORATED                                                                               4,244
      2,655 MCGRAW-HILL COMPANIES INCORPORATED                                                                        60,720
        304 MEREDITH CORPORATION<<                                                                                     5,059
        984 NEW YORK TIMES COMPANY CLASS A+<<                                                                          4,448
      1,733 RR DONNELLEY & SONS COMPANY                                                                               12,703
      5,120 VIACOM INCORPORATED CLASS B+                                                                              88,986
         50 WASHINGTON POST COMPANY CLASS B<<                                                                         17,855
                                                                                                                     216,037
                                                                                                                ------------
RAILROAD TRANSPORTATION: 0.50%
      2,350 BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                               141,353
      3,372 CSX CORPORATION                                                                                           87,166
      3,095 NORFOLK SOUTHERN CORPORATION                                                                             104,456
      4,249 UNION PACIFIC CORPORATION                                                                                174,676
                                                                                                                     507,651
                                                                                                                ------------
REAL ESTATE: 0.01%
      1,899 CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                               7,653
                                                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
        935 HEALTH CARE REIT INCORPORATED<<                                                                           28,602
                                                                                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.03%
      1,333 SEALED AIR CORPORATION                                                                                    18,395
      2,038 THE GOODYEAR TIRE & RUBBER COMPANY+                                                                       12,758
                                                                                                                      31,153
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.22%
      1,848 AMERIPRISE FINANCIAL INCORPORATED                                                                         37,866
      7,917 CHARLES SCHWAB CORPORATION                                                                               122,714
        560 CME GROUP INCORPORATED                                                                                   137,978
      4,831 E*TRADE FINANCIAL CORPORATION+<<                                                                           6,184
        751 FEDERATED INVESTORS INCORPORATED CLASS B                                                                  16,717
      1,278 FRANKLIN RESOURCES INCORPORATED                                                                           68,846
      3,900 GOLDMAN SACHS GROUP INCORPORATED                                                                         413,478
        613 INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                                 45,650
      3,196 INVESCO LIMITED                                                                                           44,297
      1,206 LEGG MASON INCORPORATED                                                                                   19,175
      9,075 MORGAN STANLEY<<                                                                                         206,638
      1,159 NASDAQ STOCK MARKET INCORPORATED+                                                                         22,693
      2,187 NYSE EURONEXT INCORPORATED                                                                                39,147
      2,162 T. ROWE PRICE GROUP INCORPORATED<<                                                                        62,395
                                                                                                                   1,243,778
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
     13,133 CORNING INCORPORATED                                                                                $    174,275
      1,411 OWENS-ILLINOIS INCORPORATED+                                                                              20,375
                                                                                                                     194,650
                                                                                                                ------------
TOBACCO PRODUCTS: 1.00%
     17,450 ALTRIA GROUP INCORPORATED                                                                                279,549
      1,419 LORILLARD INCORPORATED                                                                                    87,609
     16,925 PHILIP MORRIS INTERNATIONAL                                                                              602,192
      1,427 REYNOLDS AMERICAN INCORPORATED                                                                            51,144
                                                                                                                   1,020,494
                                                                                                                ------------
TRANSPORTATION BY AIR: 0.04%
      6,251 SOUTHWEST AIRLINES COMPANY                                                                                39,569
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 1.53%
      6,132 BOEING COMPANY<<                                                                                         218,177
     20,239 FORD MOTOR COMPANY+<<                                                                                     53,229
      3,260 GENERAL DYNAMICS CORPORATION                                                                             135,583
      5,156 GENERAL MOTORS CORPORATION+<<                                                                             10,003
      1,346 GENUINE PARTS COMPANY                                                                                     40,192
      1,045 GOODRICH CORPORATION                                                                                      39,595
      1,972 HARLEY-DAVIDSON INCORPORATED<<                                                                            26,405
      6,209 HONEYWELL INTERNATIONAL INCORPORATED                                                                     172,983
      1,535 ITT CORPORATION                                                                                           59,051
      5,018 JOHNSON CONTROLS INCORPORATED<<                                                                           60,216
      2,804 LOCKHEED MARTIN CORPORATION                                                                              193,560
      2,763 NORTHROP GRUMMAN CORPORATION                                                                             120,577
      3,063 PACCAR INCORPORATED<<                                                                                     78,903
      2,051 TEXTRON INCORPORATED<<                                                                                    11,773
      7,958 UNITED TECHNOLOGIES CORPORATION                                                                          342,035
                                                                                                                   1,562,282
                                                                                                                ------------
TRANSPORTATION SERVICES: 0.11%
      1,437 C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      65,542
      1,791 EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       50,667
                                                                                                                     116,209
                                                                                                                ------------
TRAVEL & RECREATION: 0.09%
      3,697 CARNIVAL CORPORATION+                                                                                     79,855
      1,771 EXPEDIA INCORPORATED+<<                                                                                   16,081
                                                                                                                      95,936
                                                                                                                ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.46%
      1,286 AMERISOURCEBERGEN CORPORATION<<                                                                           42,001
        828 BROWN-FORMAN CORPORATION CLASS B                                                                          32,151
      1,303 DEAN FOODS COMPANY+<<                                                                                     23,558
      2,312 MCKESSON CORPORATION                                                                                      81,012
      3,270 NIKE INCORPORATED CLASS B                                                                                153,330
      1,788 SUPERVALU INCORPORATED                                                                                    25,533
      4,976 SYSCO CORPORATION                                                                                        113,453
                                                                                                                     471,038
                                                                                                                ------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
      3,495 KIMBERLY-CLARK CORPORATION                                                                               161,154
        772 PATTERSON COMPANIES INCORPORATED+<<                                                                       14,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
WHOLESALE TRADE-DURABLE GOODS (continued)
        537 W.W. GRAINGER INCORPORATED                                                                          $     37,687
                                                                                                                     213,401
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $83,769,467)                                                                            58,498,253
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
US TREASURY SECURITIES: 36.34%
US TREASURY BONDS: 36.34%
$ 1,868,000 US TREASURY BOND                                                        6.13%         08/15/2029       2,542,815
  3,099,000 US TREASURY BOND<<                                                      6.25          05/15/2030       4,300,829
  3,103,000 US TREASURY BOND                                                        5.38          02/15/2031       3,912,203
  4,960,000 US TREASURY BOND<<                                                      4.50          02/15/2036       5,714,852
  2,894,000 US TREASURY BOND<<                                                      4.75          02/15/2037       3,467,374
  2,924,000 US TREASURY BOND<<                                                      5.00          05/15/2037       3,637,637
  3,099,000 US TREASURY BOND                                                        4.38          02/15/2038       3,520,272
  4,172,000 US TREASURY BOND<<                                                      4.50          05/15/2038       4,870,810
  5,163,000 US TREASURY BOND<<                                                      3.50          02/15/2039       5,101,710
                                                                                                                  37,068,502
                                                                                                                ------------
TOTAL US TREASURY SECURITIES (COST $34,181,105)                                                                   37,068,502
                                                                                                                ------------

   SHARES
-----------
COLLATERAL FOR SECURITIES LENDING: 27.19%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.43%
  1,385,553 BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               1,385,553
  1,385,553 DAILY ASSETS FUND INSTITUTIONAL                                                                        1,385,553
  1,385,553 DREYFUS CASH MANAGEMENT FUND                                                                           1,385,553
  1,385,553 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,385,553
                                                                                                                   5,542,212
                                                                                                                ------------

 PRINCIPAL
-----------
COLLATERAL INVESTED IN OTHER ASSETS: 21.76%
$   402,058 ABN AMRO BANK NV (CHICAGO)                                               2.06         04/01/2009         402,058
    742,260 ANTALIS US FUNDING CORPORATION++(p)                                      0.68         04/21/2009         741,980
    544,324 BANCO BILBAO VIZCAYA ARGENTARIA SA                                       0.38         04/01/2009         544,324
    742,260 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $742,265)                  0.25         04/01/2009         742,260
    222,678 BANK OF IRELAND                                                          0.60         04/01/2009         222,678
  3,711,302 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $3,711,333)                                                           0.30         04/01/2009       3,711,302
    222,678 BNP PARIBAS (PARIS)                                                      0.30         04/01/2009         222,678
    742,260 BRYANT BANK FUNDING LLC++(p)                                             0.47         04/20/2009         742,076
    544,324 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                  0.50         04/01/2009         544,324
    247,420 CALYON (LONDON)                                                          0.45         04/01/2009         247,420
    321,646 CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.60         04/08/2009         321,609
    271,449 CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00         02/25/2008           4,479
    272,162 CLIPPER RECEIVABLES CORPORATION++(p)                                     0.85         04/01/2009         272,162
     66,185 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                2.25         10/01/2038          66,185
    420,614 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             3.50         12/15/2037         420,614
    544,324 DEXIA CREDIT LOCAL DE FRANCE SA                                          0.85         04/01/2009         544,324
    742,260 E.ON AG++                                                                0.60         04/22/2009         742,001
    185,565 EDISON ASSET SECURITIZATION LLC++(p)                                     0.50         04/21/2009         185,514
    742,260 GEMINI SECURITIZATION INCORPORATED++(p)                                  0.50         04/21/2009         742,054

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   473,612 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $473,614)                 0.17%         04/01/2009    $    473,612
    559,038 GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/23/2009         200,359
     40,824 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75          11/01/2042          40,824
     49,484 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00          01/01/2018          49,484
  2,177,297 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2177311.80)              0.24          04/01/2009       2,177,297
     74,226 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00          04/15/2025          74,226
    371,130 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88          04/08/2009         371,067
    260,533 LLOYDS TSB BANK PLC                                                     0.50          04/06/2009         260,515
    422,915 LLOYDS TSB BANK PLC                                                     0.50          04/09/2009         422,868
     16,330 LLOYDS TSB BANK PLC                                                     0.50          04/14/2009          16,327
     98,968 MISSISSIPPI STATE GO+/-ss                                               5.00          11/01/2028          98,968
    222,678 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $222,682)                    0.66          04/01/2009         222,678
     49,484 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75          01/01/2018          49,484
    222,678 NORDEA BANK AB                                                          0.30          04/01/2009         222,678
    257,317 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/15/2009         257,262
    420,614 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/20/2009         420,492
    247,420 ROMULUS FUNDING CORPORATION++(p)                                        1.00          04/22/2009         247,276
    272,162 SANPAOLO IMI US FINANCIAL COMPANY                                       0.49          04/21/2009         272,088
    544,324 SOCIETE GENERALE NY                                                     1.05          04/27/2009         544,579
    277,111 SURREY FUNDING CORPORATION++(p)                                         0.55          04/06/2009         277,089
    742,260 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53          04/20/2009         742,053
    714,252 TULIP FUNDING CORPORATION++(p)                                          0.50          04/15/2009         714,114
    742,260 UBS FINANCE (DELAWARE) LLC                                              0.55          04/23/2009         742,011
    371,130 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70          04/27/2009         370,943
    498,503 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41          08/07/2008         229,311
    496,037 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.52          05/02/2008         228,177
    788,113 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19          04/03/2008         362,532
    692,776 WINDMILL FUNDING CORPORATION++(p)                                       0.50          04/24/2009         692,557
                                                                                                                  22,200,913
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,935,123)                                                        27,743,125
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 7.27%
  2,706,234 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           2,706,234
                                                                                                                ------------

 PRINCIPAL
-----------
US TREASURY BILLS: 4.62%
    115,000 US TREASURY BILL###                                                     0.41          05/07/2009         114,980
    475,000 US TREASURY BILL###                                                     0.41          05/07/2009         474,917
     65,000 US TREASURY BILL###                                                     0.80          05/07/2009          64,989
  1,625,000 US TREASURY BILL###                                                     0.98          05/07/2009       1,624,715
     80,000 US TREASURY BILL###                                                     0.23          06/04/2009          79,974
  2,330,000 US TREASURY BILL###                                                     0.40          08/06/2009       2,327,822
     20,000 US TREASURY BILL###                                                     0.45          08/06/2009          19,981
                                                                                                                   4,707,378
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,411,116)                                                                     7,413,612
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $154,296,811)*                                                   128.14%                                  $130,723,492
OTHER ASSETS AND LIABILITIES, NET                                      (28.14)                                   (28,703,461)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $102,020,031
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $1,430,109.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,706,234.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $159,725,163 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  9,596,243
GROSS UNREALIZED DEPRECIATION                 (38,597,914)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(29,001,671)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 95.23%
APPAREL & ACCESSORY STORES: 3.90%
     14,353 KOHL'S CORPORATION+                                                                                 $    607,419
                                                                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS:
   1.84%
      5,010 VF CORPORATION                                                                                           286,121
                                                                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.50%
        546 NVR INCORPORATED<<                                                                                       233,552
                                                                                                                ------------
BUSINESS SERVICES: 8.82%
      5,100 FISERV INCORPORATED+                                                                                     185,946
      8,750 MANPOWER INCORPORATED                                                                                    275,888
     24,380 MICROSOFT CORPORATION                                                                                    447,861
     19,880 OMNICOM GROUP INCORPORATED                                                                               465,192
                                                                                                                   1,374,887
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 13.53%
     12,310 AVERY DENNISON CORPORATION                                                                               275,005
     13,570 AVON PRODUCTS INCORPORATED                                                                               260,951
      8,960 COLGATE-PALMOLIVE COMPANY                                                                                528,461
      6,160 HENKEL KGAA ADR                                                                                          154,000
     12,024 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          366,251
      9,990 JOHNSON & JOHNSON                                                                                        525,474
                                                                                                                   2,110,142
                                                                                                                ------------
COMMUNICATIONS: 2.94%
     26,312 VODAFONE GROUP PLC ADR                                                                                   458,355
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 4.40%
     15,726 BANK OF AMERICA CORPORATION                                                                              107,251
      7,405 JPMORGAN CHASE & COMPANY                                                                                 196,825
     12,390 STATE STREET CORPORATION                                                                                 381,364
                                                                                                                     685,440
                                                                                                                ------------
EATING & DRINKING PLACES: 5.19%
     10,700 DARDEN RESTAURANTS INCORPORATED                                                                          366,582
      8,121 MCDONALD'S CORPORATION                                                                                   443,163
                                                                                                                     809,745
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.53%
     73,540 FLEXTRONICS INTERNATIONAL LIMITED+                                                                       212,531
     24,550 GENERAL ELECTRIC COMPANY                                                                                 248,201
     18,530 MOLEX INCORPORATED CLASS A                                                                               234,219
     15,222 TYCO ELECTRONICS LIMITED                                                                                 168,051
                                                                                                                     863,002
                                                                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.99%
     10,050 ILLINOIS TOOL WORKS INCORPORATED                                                                         310,043
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 2.26%
      7,860 DIAGEO PLC ADR                                                                                           351,735
                                                                                                                ------------
HEALTH SERVICES: 2.40%
     11,900 CARDINAL HEALTH INCORPORATED                                                                             374,612
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.04%
        113 BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                            $    318,660
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.57%
     10,500 DIEBOLD INCORPORATED                                                                                     224,175
     13,170 DOVER CORPORATION                                                                                        347,425
      7,080 EATON CORPORATION                                                                                        260,969
     14,900 PITNEY BOWES INCORPORATED                                                                                347,915
                                                                                                                   1,180,484
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.52%
     17,880 WILLIS GROUP HOLDINGS LIMITED                                                                            393,360
                                                                                                                ------------
INSURANCE CARRIERS: 4.76%
     17,210 ALLSTATE CORPORATION                                                                                     329,572
      6,200 AXIS CAPITAL HOLDINGS LIMITED                                                                            139,748
     25,200 OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   272,664
                                                                                                                     741,984
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 7.06%
      2,690 BECTON DICKINSON & COMPANY                                                                               180,876
     41,880 BOSTON SCIENTIFIC CORPORATION+                                                                           332,946
     12,350 QUEST DIAGNOSTICS INCORPORATED                                                                           586,378
                                                                                                                   1,100,200
                                                                                                                ------------
MEDICAL PRODUCTS: 1.12%
      3,420 BAXTER INTERNATIONAL INCORPORATED                                                                        175,172
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.30%
     10,400 TYCO INTERNATIONAL LIMITED<<                                                                              203,424
                                                                                                                ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.74%
      5,500 UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               270,710
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.31%
     26,380 AMERICAN EXPRESS COMPANY                                                                                 359,559
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.95%
     11,330 EXXON MOBIL CORPORATION                                                                                  771,573
                                                                                                                ------------
PRIMARY METAL INDUSTRIES: 1.03%
      5,980 HUBBELL INCORPORATED CLASS B                                                                             161,221
                                                                                                                ------------
TRAVEL & RECREATION: 2.23%
     16,090 CARNIVAL CORPORATION+                                                                                    347,544
                                                                                                                ------------
WHOLESALE TRADE-DURABLE GOODS: 2.30%
      7,780 KIMBERLY-CLARK CORPORATION                                                                               358,736
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $23,516,923)                                                                            14,847,680
                                                                                                                ------------
PREFERRED STOCKS: 1.31%
           7,500  HENKEL KGAA ADR PREFERRED                                                                          203,246
TOTAL PREFERRED STOCKS (COST $342,420)                                                                               203,246
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COLLATERAL FOR SECURITIES LENDING: 2.39%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
     18,767 BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                            $    18,767
     18,767 DAILY ASSETS FUND INSTITUTIONAL                                                                          18,767
     18,767 DREYFUS CASH MANAGEMENT FUND                                                                             18,767
     18,767 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    18,767
                                                                                                                     75,068
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.91%
$     4,577 ABN AMRO BANK NV (CHICAGO)                                              2.06%         04/01/2009           4,577
      2,594 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55          04/03/2009           2,594
      4,577 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75          04/09/2009           4,577
        153 AMSTEL FUNDING CORPORATION++                                            1.50          04/06/2009             153
      5,340 AMSTERDAM FUNDING CORPORATION++                                         0.50          04/22/2009           5,339
        305 ANTALIS US FUNDING CORPORATION++                                        0.50          04/01/2009             305
      6,027 ANTALIS US FUNDING CORPORATION++(p)                                     0.68          04/21/2009           6,025
      6,561 BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38          04/01/2009           6,561
     17,089 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $17,089)                     0.25          04/01/2009          17,089
      1,984 BANK OF IRELAND                                                         0.60          04/01/2009           1,984
     41,807 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
            $41,807)                                                                0.30          04/01/2009          41,807
      1,984 BNP PARIBAS (PARIS)                                                     0.30          04/01/2009           1,984
      6,103 BRYANT BANK FUNDING LLC++(p)                                            0.47          04/20/2009           6,102
      6,561 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50          04/01/2009           6,561
      2,289 CALYON (LONDON)                                                         0.45          04/01/2009           2,289
      4,120 CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60          04/08/2009           4,119
      5,382 CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00          02/25/2008              89
      4,144 CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00          05/19/2008              68
      4,272 CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85          04/01/2009           4,272
      1,373 CLIPPER RECEIVABLES CORPORATION++                                       0.85          04/03/2009           1,373
        407 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25          10/01/2038             407
      2,746 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50          12/15/2037           2,746
      7,324 DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85          04/01/2009           7,324
      5,798 E.ON AG++                                                               0.60          04/22/2009           5,796
      1,526 EBBETS FUNDING LLC++                                                    0.60          04/06/2009           1,526
      2,289 EBBETS FUNDING LLC++                                                    0.60          04/07/2009           2,288
      1,144 EDISON ASSET SECURITIZATION LLC++(p)                                    0.50          04/21/2009           1,144
        305 ELYSIAN FUNDING LLC++                                                   0.55          04/06/2009             305
        610 ELYSIAN FUNDING LLC++                                                   0.60          04/01/2009             610
      1,526 ELYSIAN FUNDING LLC++                                                   0.60          04/07/2009           1,526
      2,670 ERASMUS CAPITAL CORPORATION++                                           0.50          04/06/2009           2,670
        763 GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50          04/21/2009             763
      4,577 GEMINI SECURITIZATION INCORPORATED++                                    0.55          04/14/2009           4,576
      8,271 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,271)                      0.17          04/01/2009           8,271
        458 GRAMPIAN FUNDING LLC++                                                  0.58          04/06/2009             458
     19,625 GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/23/2009           7,034
        252 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75          11/01/2042             252
        305 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00          01/01/2018             305
     15,258 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $15,258)                     0.24          04/01/2009          15,258
        458 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00          04/15/2025             458
      4,577 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88          04/08/2009           4,577
      1,947 LLOYDS TSB BANK PLC                                                     0.50          04/06/2009           1,947
      3,160 LLOYDS TSB BANK PLC                                                     0.50          04/09/2009           3,160
        122 LLOYDS TSB BANK PLC                                                     0.50          04/14/2009             122
      4,577 LMA AMERICAS LLC++                                                      0.57          04/29/2009           4,575
      5,340 MATCHPOINT MASTER TRUST++                                               0.43          04/27/2009           5,339
        656 MISSISSIPPI STATE GO+/-ss                                               5.00          11/01/2028             656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,984 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MONEY MARKET SECURITIES (MATURITY VALUE $1,984)                         0.66%         04/01/2009    $      1,984
      6,103 NATIXIS                                                                 0.38          04/02/2009           6,103
        305 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75          01/01/2018             305
      1,984 NORDEA BANK AB                                                          0.30          04/01/2009           1,984
      1,923 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/15/2009           1,922
      2,746 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/20/2009           2,746
      3,052 ROMULUS FUNDING CORPORATION++                                           0.90          04/24/2009           3,050
      1,526 ROMULUS FUNDING CORPORATION++(p)                                        1.00          04/22/2009           1,525
      4,577 SANPAOLO IMI US FINANCIAL COMPANY                                       0.49          04/21/2009           4,576
      5,340 SOCIETE GENERALE NY                                                     1.05          04/27/2009           5,343
      5,523 STARBIRD FUNDING CORPORATION++                                          0.60          04/30/2009           5,521
      1,526 STATE STREET CORPORATION                                                0.40          04/01/2009           1,526
      4,577 SURREY FUNDING CORPORATION++(p)                                         0.55          04/06/2009           4,577
      6,103 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53          04/20/2009           6,101
      5,340 TICONDEROGA MASTER FUNDING LIMITED++                                    0.45          04/28/2009           5,338
      5,340 TULIP FUNDING CORPORATION++(p)                                          0.50          04/15/2009           5,339
      5,645 UBS FINANCE (DELAWARE) LLC                                              0.55          04/23/2009           5,644
      5,340 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70          04/27/2009           5,338
      2,289 VERSAILLES CP LLC++                                                     0.60          04/01/2009           2,289
      7,463 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38          07/28/2008           3,433
      4,334 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41          08/07/2008           1,994
      5,310 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19          04/03/2008           2,443
      8,619 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20          02/15/2008           3,965
      8,312 WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15          02/22/2008           6,948
        915 WINDMILL FUNDING CORPORATION++                                          0.40          04/03/2009             915
      5,188 WINDMILL FUNDING CORPORATION++(p)                                       0.50          04/24/2009           5,188
                                                                                                                     298,058
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $390,085)                                                              373,126
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 3.05%
    475,849 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             475,849
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $475,849)                                                                         475,849
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $24,725,277)*                                                    101.98%                                  $ 15,899,901
OTHER ASSETS AND LIABILITIES, NET                                       (1.98)                                      (307,977)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $ 15,591,924
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $475,849.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS $24,966,995 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $   437,654
GROSS UNREALIZED DEPRECIATION                 (9,504,748)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(9,067,094)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT DISCOVERY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 97.30%
APPAREL & ACCESSORY STORES: 2.23%
     24,700 AEROPOSTALE INCORPORATED+<<                                                                         $    656,032
     16,700 THE BUCKLE INCORPORATED                                                                                  533,231
     68,200 URBAN OUTFITTERS INCORPORATED+<<                                                                       1,116,434
                                                                                                                   2,305,697
                                                                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS:
   0.74%
     32,100 WARNACO GROUP INCORPORATED+                                                                              770,400
                                                                                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.51%
     14,600 ADVANCE AUTO PARTS INCORPORATED                                                                          599,768
     27,500 O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                      962,775
                                                                                                                   1,562,543
                                                                                                                ------------
BIOPHARMACEUTICALS: 2.33%
     21,300 ALEXION PHARMACEUTICALS INCORPORATED+                                                                    802,158
     23,700 CEPHALON INCORPORATED+<<                                                                               1,613,970
                                                                                                                   2,416,128
                                                                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.96%
    132,400 D.R. HORTON INCORPORATED                                                                               1,284,280
     44,600 RYLAND GROUP INCORPORATED<<                                                                              743,036
                                                                                                                   2,027,316
                                                                                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.41%
     33,100 LUMBER LIQUIDATORS INCORPORATED+<<                                                                       422,025
                                                                                                                ------------
BUSINESS SERVICES: 13.48%
     30,500 AARON RENTS INCORPORATED<<                                                                               813,130
    222,600 ACTIVISION BLIZZARD INCORPORATED+                                                                      2,328,396
     55,060 AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                    1,068,164
      9,300 ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                           95,697
     31,343 ANSYS INCORPORATED+<<                                                                                    786,709
     41,400 BMC SOFTWARE INCORPORATED+                                                                             1,366,200
     27,274 BRINK'S HOME SECURITY HOLDINGS+                                                                          616,392
     45,900 HMS HOLDINGS CORPORATION+                                                                              1,510,110
     42,500 MCAFEE INCORPORATED+<<                                                                                 1,423,750
     25,500 NCI INCORPORATED+<<                                                                                      663,000
     44,146 OMNITURE INCORPORATED+<<                                                                                 582,286
     74,900 PHASE FORWARD INCORPORATED+                                                                              957,971
     57,500 SYBASE INCORPORATED+                                                                                   1,741,675
                                                                                                                  13,953,480
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 3.33%
     14,500 CF INDUSTRIES HOLDINGS INCORPORATED                                                                    1,031,385
     49,800 LIFE TECHNOLOGIES CORPORATION+                                                                         1,617,504
     59,700 MYLAN LABORATORIES INCORPORATED+<<                                                                       800,577
                                                                                                                   3,449,466
                                                                                                                ------------
COMMUNICATIONS: 9.93%
     50,663 EQUINIX INCORPORATED+<<                                                                                2,844,727
     42,800 GEOEYE INCORPORATED+<<                                                                                   845,300
     37,700 METROPCS COMMUNICATIONS INCORPORATED+                                                                    643,916
    100,776 NII HOLDINGS INCORPORATED+                                                                             1,511,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT DISCOVERY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMUNICATIONS (continued)
    190,500 SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                           $  4,438,650
                                                                                                                  10,284,233
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 0.75%
     66,700 HUDSON CITY BANCORP INCORPORATED                                                                         779,723
                                                                                                                ------------
EDUCATIONAL SERVICES: 2.49%
     17,098 DEVRY INCORPORATED                                                                                       823,782
     14,400 ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                               1,748,448
                                                                                                                   2,572,230
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.45%
     31,200 CLEAN HARBORS INCORPORATED+                                                                            1,497,600
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   7.73%
     16,400 ALTERA CORPORATION                                                                                       287,820
    138,700 MARVELL TECHNOLOGY GROUP LIMITED+                                                                      1,270,492
    275,800 MICRON TECHNOLOGY INCORPORATED+<<                                                                      1,119,748
     31,700 NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                    871,116
    189,500 ON SEMICONDUCTOR CORPORATION+                                                                            739,050
     94,467 PMC-SIERRA INCORPORATED+<<                                                                               602,699
     30,100 SILICON LABORATORIES INCORPORATED+                                                                       794,640
     93,672 SOLERA HOLDINGS INCORPORATED+                                                                          2,321,192
                                                                                                                   8,006,757
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.65%
     71,964 AECOM TECHNOLOGY CORPORATION+                                                                          1,876,821
     26,600 FLUOR CORPORATION                                                                                        919,030
     24,117 IHS INCORPORATED+                                                                                        993,138
     19,600 JACOBS ENGINEERING GROUP INCORPORATED+                                                                   757,736
     23,600 MYRIAD GENETICS INCORPORATED+<<                                                                        1,073,092
     67,700 SAIC INCORPORATED+                                                                                     1,263,959
                                                                                                                   6,883,776
                                                                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 3.12%
     95,800 CROWN HOLDINGS INCORPORATED+                                                                           2,177,534
     38,500 SHAW GROUP INCORPORATED+                                                                               1,055,285
                                                                                                                   3,232,819
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 3.60%
     31,300 DIAMOND FOODS INCORPORATED                                                                               874,209
     63,602 FLOWERS FOODS INCORPORATED<<                                                                           1,493,375
    127,600 SMART BALANCE INCORPORATED+                                                                              770,704
     20,507 TREEHOUSE FOODS INCORPORATED+<<                                                                          590,397
                                                                                                                   3,728,685
                                                                                                                ------------
FOOD STORES: 0.66%
     12,300 PANERA BREAD COMPANY+<<                                                                                  687,570
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 1.24%
     41,100 CONN'S INCORPORATED+<<                                                                                   577,044
     78,900 MACY'S INCORPORATED                                                                                      702,210
                                                                                                                   1,279,254
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT DISCOVERY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
HEALTH SERVICES: 3.70%
     28,600 LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                       $  1,672,814
     24,600 LHC GROUP INCORPORATED+                                                                                  548,088
     35,400 LINCARE HOLDINGS INCORPORATED+<<                                                                         771,720
     99,216 SUN HEALTHCARE GROUP INCORPORATED+                                                                       837,383
                                                                                                                   3,830,005
                                                                                                                ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.01%
     60,118 FOSTER WHEELER AG+                                                                                     1,050,261
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.10%
     61,900 ASPEN INSURANCE HOLDINGS LIMITED                                                                       1,390,274
    162,100 VIRGIN MEDIA INCORPORATED<<                                                                              778,080
                                                                                                                   2,168,354
                                                                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.61%
     44,500 HHGREGG INCORPORATED+<<                                                                                  629,675
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.22%
     28,300 GAMESTOP CORPORATION CLASS A+                                                                            792,966
    163,360 NETEZZA CORPORATION+                                                                                   1,110,848
    100,200 NUANCE COMMUNICATIONS INCORPORATED+<<                                                                  1,088,172
     39,100 PALL CORPORATION                                                                                         798,813
     96,900 SEAGATE TECHNOLOGY                                                                                       582,369
                                                                                                                   4,373,168
                                                                                                                ------------
INSURANCE CARRIERS: 2.53%
     65,282 ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   1,628,133
     14,000 EVEREST REINSURANCE GROUP LIMITED                                                                        991,200
                                                                                                                   2,619,333
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.67%
    100,500 ICON PLC ADR+                                                                                          1,623,075
     39,200 MASIMO CORPORATION+                                                                                    1,136,016
                                                                                                                   2,759,091
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.72%
    124,055 PSS WORLD MEDICAL INCORPORATED+<<                                                                      1,780,189
                                                                                                                ------------
MEDICAL PRODUCTS: 1.10%
     30,600 ILLUMINA INCORPORATED+<<                                                                               1,139,544
                                                                                                                ------------
MISCELLANEOUS RETAIL: 3.07%
     77,900 DICK'S SPORTING GOODS INCORPORATED+<<                                                                  1,111,633
    107,600 HIBBETT SPORTS INCORPORATED+<<                                                                         2,068,072
                                                                                                                   3,179,705
                                                                                                                ------------
MOTION PICTURES: 0.76%
     49,076 DISCOVERY COMMUNICATIONS INCORPORATED+                                                                   786,198
                                                                                                                ------------
OIL & GAS EXTRACTION: 5.29%
     50,500 ATWOOD OCEANICS INCORPORATED+<<                                                                          837,795
     33,700 DENBURY RESOURCES INCORPORATED+                                                                          500,782
    131,900 PETROHAWK ENERGY CORPORATION+                                                                          2,536,437

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT DISCOVERY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
OIL & GAS EXTRACTION (continued)
     38,900 RANGE RESOURCES CORPORATION                                                                         $  1,601,124
                                                                                                                   5,476,138
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.41%
     49,800 LAZARD LIMITED                                                                                         1,464,120
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 0.67%
     45,500 HORNBECK OFFSHORE+<<                                                                                     693,420
                                                                                                                ------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.83%
     52,710 AIRGAS INCORPORATED                                                                                    1,782,125
     35,000 AMERISOURCEBERGEN CORPORATION<<                                                                        1,143,101
                                                                                                                   2,925,226
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $118,834,702)                                                                          100,734,129
                                                                                                                ------------
RIGHTS: 0.00%
     90,400 SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                  0
TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 27.17%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.64%
  1,458,837 BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              1,458,837
  1,458,837 DAILY ASSETS FUND INSTITUTIONAL                                                                        1,458,837
  1,458,837 DREYFUS CASH MANAGEMENT FUND                                                                           1,458,837
  1,458,837 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,458,837
                                                                                                                   5,835,348
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.53%
$   355,814 ABN AMRO BANK NV (CHICAGO)                                                   2.06%    04/01/2009         355,814
    201,628 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                0.55     04/03/2009         201,628
    355,814 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                0.75     04/09/2009         355,814
     11,860 AMSTEL FUNDING CORPORATION++                                                 1.50     04/06/2009          11,858
    415,116 AMSTERDAM FUNDING CORPORATION++                                              0.50     04/22/2009         414,995
     23,721 ANTALIS US FUNDING CORPORATION++                                             0.50     04/01/2009          23,721
    468,488 ANTALIS US FUNDING CORPORATION++(p)                                          0.68     04/21/2009         468,311
    510,000 BANCO BILBAO VIZCAYA ARGENTARIA SA                                           0.38     04/01/2009         510,000
  1,328,372 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,328,381)                    0.25     04/01/2009       1,328,372
    154,186 BANK OF IRELAND                                                              0.60     04/01/2009         154,186
  3,249,767 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $3,249,794)                                                               0.30     04/01/2009       3,249,767
    154,186 BNP PARIBAS (PARIS)                                                          0.30     04/01/2009         154,186
    474,418 BRYANT BANK FUNDING LLC++(p)                                                 0.47     04/20/2009         474,301
    510,000 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                      0.50     04/01/2009         510,000
    177,907 CALYON (LONDON)                                                              0.45     04/01/2009         177,907
    320,232 CANCARA ASSET SECURITIZATION LIMITED++(p)                                    0.60     04/08/2009         320,195
    235,946 CHEYNE FINANCE LLC+++/-####(a)(i)                                            0.00     02/25/2008           3,893
    181,654 CHEYNE FINANCE LLC+++/-####(a)(i)                                            0.00     05/19/2008           2,997
    332,093 CLIPPER RECEIVABLES CORPORATION++(p)                                         0.85     04/01/2009         332,093
    106,744 CLIPPER RECEIVABLES CORPORATION++                                            0.85     04/03/2009         106,739
     31,667 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    2.25     10/01/2038          31,667
    213,488 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                 3.50     12/15/2037         213,488
    569,302 DEXIA CREDIT LOCAL DE FRANCE SA                                              0.85     04/01/2009         569,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT DISCOVERY FUND

 PRINCIPAL                           SECURITY NAME                              INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   450,698 E.ON AG++                                                                    0.60%    04/22/2009    $    450,540
    118,605 EBBETS FUNDING LLC++                                                         0.60     04/06/2009         118,595
    177,907 EBBETS FUNDING LLC++                                                         0.60     04/07/2009         177,889
     88,953 EDISON ASSET SECURITIZATION LLC++(p)                                         0.50     04/21/2009          88,929
     23,721 ELYSIAN FUNDING LLC++                                                        0.55     04/06/2009          23,719
     47,442 ELYSIAN FUNDING LLC++                                                        0.60     04/01/2009          47,442
    118,605 ELYSIAN FUNDING LLC++                                                        0.60     04/07/2009         118,593
    207,558 ERASMUS CAPITAL CORPORATION++                                                0.50     04/06/2009         207,544
     59,302 GEMINI SECURITIZATION INCORPORATED++(p)                                      0.50     04/21/2009          59,286
    355,814 GEMINI SECURITIZATION INCORPORATED++                                         0.55     04/14/2009         355,743
    642,896 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $642,899)                      0.17     04/01/2009         642,896
     35,581 GRAMPIAN FUNDING LLC++                                                       0.58     04/06/2009          35,579
    860,314 GRYPHON FUNDING LIMITED(a)(i)                                                0.00     08/23/2009         308,336
     19,570 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        2.75     11/01/2042          19,570
     23,721 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                           1.00     01/01/2018          23,721
  1,186,046 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,186,054)                    0.24     04/01/2009       1,186,046
     35,581 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       1.00     04/15/2025          35,581
    355,814 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                               0.88     04/08/2009         355,753
    151,340 LLOYDS TSB BANK PLC                                                          0.50     04/06/2009         151,329
    245,630 LLOYDS TSB BANK PLC                                                          0.50     04/09/2009         245,603
      9,488 LLOYDS TSB BANK PLC                                                          0.50     04/14/2009           9,487
    355,814 LMA AMERICAS LLC++                                                           0.57     04/29/2009         355,656
    415,116 MATCHPOINT MASTER TRUST++                                                    0.43     04/27/2009         414,987
     51,000 MISSISSIPPI STATE GO+/-ss                                                    5.00     11/01/2028          51,000
    154,186 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $154,189)                         0.66     04/01/2009         154,186
    474,418 NATIXIS                                                                      0.38     04/02/2009         474,418
     23,721 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     3.75     01/01/2018          23,721
    154,186 NORDEA BANK AB                                                               0.30     04/01/2009         154,186
    149,442 REGENCY MARKETS #1 LLC++(p)                                                  0.55     04/15/2009         149,410
    213,488 REGENCY MARKETS #1 LLC++(p)                                                  0.55     04/20/2009         213,426
    237,209 ROMULUS FUNDING CORPORATION++                                                0.90     04/24/2009         237,073
    118,605 ROMULUS FUNDING CORPORATION++(p)                                             1.00     04/22/2009         118,535
    355,814 SANPAOLO IMI US FINANCIAL COMPANY                                            0.49     04/21/2009         355,717
    415,116 SOCIETE GENERALE NY                                                          1.05     04/27/2009         415,311
    429,349 STARBIRD FUNDING CORPORATION++                                               0.60     04/30/2009         429,141
    118,605 STATE STREET CORPORATION                                                     0.40     04/01/2009         118,605
    355,814 SURREY FUNDING CORPORATION++(p)                                              0.55     04/06/2009         355,787
    474,418 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                      0.53     04/20/2009         474,286
    415,116 TICONDEROGA MASTER FUNDING LIMITED++                                         0.45     04/28/2009         414,976
    415,116 TULIP FUNDING CORPORATION++(p)                                               0.50     04/15/2009         415,035
    438,837 UBS FINANCE (DELAWARE) LLC                                                   0.55     04/23/2009         438,690
    415,116 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                     0.70     04/27/2009         414,906
    177,907 VERSAILLES CP LLC++                                                          0.60     04/01/2009         177,907
    327,162 VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.38     07/28/2008         150,494
    189,987 VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.41     08/07/2008          87,394
    232,780 VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.19     04/03/2008         107,079
    377,844 VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.20     02/15/2008         173,808
    364,400 WHITE PINE FINANCE LLC+++/-####(a)(i)                                        1.15     02/22/2008         304,857
     71,163 WINDMILL FUNDING CORPORATION++                                               0.40     04/03/2009          71,161
    403,256 WINDMILL FUNDING CORPORATION++(p)                                            0.50     04/24/2009         403,127
                                                                                                                  22,288,294
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,949,151)                                                        28,123,642
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT DISCOVERY FUND

   SHARES                         SECURITY NAME                                                                     VALUE
----------- --------------------------------------------------------                                            ------------
SHORT-TERM INVESTMENTS: 4.58%
  4,742,562 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $  4,742,562
TOTAL SHORT-TERM INVESTMENTS (COST $4,742,562)                                                                     4,742,562
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $152,526,415)*                                                129.05%                                  $133,600,333
OTHER ASSETS AND LIABILITIES, NET                                      (29.05)                                   (30,073,341)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $103,526,992
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,742,562.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $154,003,511 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  4,198,647
GROSS UNREALIZED DEPRECIATION                 (24,601,825)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(20,403,178)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 98.51%
BUSINESS SERVICES: 3.26%
     19,650 MICROSOFT CORPORATION                                                                               $    360,971
     16,625 ORACLE CORPORATION                                                                                       300,414
     34,150 SYMANTEC CORPORATION+<<                                                                                  510,201
                                                                                                                   1,171,586
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 17.02%
     16,600 ABBOTT LABORATORIES                                                                                      791,820
      9,060 AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    509,625
     28,850 BRISTOL-MYERS SQUIBB COMPANY                                                                             632,392
      3,275 COLGATE-PALMOLIVE COMPANY                                                                                193,160
     18,200 E.I. DU PONT DE NEMOURS & COMPANY                                                                        406,406
     16,565 JOHNSON & JOHNSON                                                                                        871,319
     53,480 PFIZER INCORPORATED                                                                                      728,398
     21,690 PROCTER & GAMBLE COMPANY                                                                               1,021,382
      3,239 ROHM & HAAS COMPANY                                                                                      255,363
     18,200 SCHERING-PLOUGH CORPORATION                                                                              428,610
      6,625 WYETH                                                                                                    285,140
                                                                                                                   6,123,615
                                                                                                                ------------
COMMUNICATIONS: 7.51%
     60,120 AT&T INCORPORATED                                                                                      1,515,024
      2,981 TIME WARNER CABLE INCORPORATED+                                                                           73,922
     36,824 VERIZON COMMUNICATIONS INCORPORATED                                                                    1,112,085
                                                                                                                   2,701,031
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 9.96%
     51,053 BANK OF AMERICA CORPORATION<<                                                                            348,182
     31,401 BANK OF NEW YORK MELLON CORPORATION                                                                      887,078
     50,990 CITIGROUP INCORPORATED+<<                                                                                129,005
     52,695 JPMORGAN CHASE & COMPANY                                                                               1,400,633
     11,025 STATE STREET CORPORATION                                                                                 339,350
     32,825 US BANCORP                                                                                               479,573
                                                                                                                   3,583,821
                                                                                                                ------------
EATING & DRINKING PLACES: 1.66%
     10,975 MCDONALD'S CORPORATION                                                                                   598,906
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES: 6.35%
     14,040 DOMINION RESOURCES INCORPORATED                                                                          435,100
      6,497 FIRSTENERGY CORPORATION                                                                                  250,784
     19,950 FPL GROUP INCORPORATED                                                                                 1,012,064
      7,625 MDU RESOURCES GROUP INCORPORATED                                                                         123,068
     15,710 PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             462,974
                                                                                                                   2,283,990
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.03%
     20,950 CISCO SYSTEMS INCORPORATED+                                                                              351,332
     18,715 EMERSON ELECTRIC COMPANY                                                                                 534,875
     63,680 GENERAL ELECTRIC COMPANY                                                                                 643,805
     23,925 NOKIA OYJ ADR                                                                                            279,205
                                                                                                                   1,809,217
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.24%
      8,800 COMMERCIAL METALS COMPANY                                                                           $    101,640
     14,070 FORTUNE BRANDS INCORPORATED<<                                                                            345,419
                                                                                                                     447,059
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 2.78%
     10,084 KRAFT FOODS INCORPORATED CLASS A                                                                         224,772
     15,040 PEPSICO INCORPORATED                                                                                     774,259
                                                                                                                     999,031
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 2.33%
     24,340 TARGET CORPORATION                                                                                       837,053
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.66%
     10,609 3M COMPANY                                                                                               527,479
     24,590 HEWLETT-PACKARD COMPANY                                                                                  788,355
     31,465 INTEL CORPORATION                                                                                        473,548
      6,260 INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              606,531
                                                                                                                   2,395,913
                                                                                                                ------------
INSURANCE CARRIERS: 4.73%
     22,425 METLIFE INCORPORATED                                                                                     510,617
      8,600 PRUDENTIAL FINANCIAL INCORPORATED<<                                                                      163,572
     25,275 THE TRAVELERS COMPANIES INCORPORATED                                                                   1,027,176
                                                                                                                   1,701,365
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 1.28%
      6,840 BECTON DICKINSON & COMPANY                                                                               459,922
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.32%
     16,100 MEDTRONIC INCORPORATED                                                                                   474,467
                                                                                                                ------------
MEDICAL PRODUCTS: 0.93%
     12,575 MERCK & COMPANY INCORPORATED                                                                             336,381
                                                                                                                ------------
MISCELLANEOUS RETAIL: 2.77%
      7,000 COSTCO WHOLESALE CORPORATION                                                                             324,240
     24,425 CVS CAREMARK CORPORATION                                                                                 671,443
                                                                                                                     995,683
                                                                                                                ------------
MOTION PICTURES: 1.39%
     11,875 TIME WARNER INCORPORATED                                                                                 229,188
     15,000 WALT DISNEY COMPANY                                                                                      272,400
                                                                                                                     501,588
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.83%
     14,470 AMERICAN EXPRESS COMPANY                                                                                 197,226
      8,150 CAPITAL ONE FINANCIAL CORPORATION<<                                                                       99,756
                                                                                                                     296,982
                                                                                                                ------------
OIL & GAS EXTRACTION: 1.61%
     12,775 CHESAPEAKE ENERGY CORPORATION                                                                            217,942

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
OIL & GAS EXTRACTION (continued)
     23,375 HALLIBURTON COMPANY                                                                                 $    361,611
                                                                                                                     579,553
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 14.41%
     23,100 CHEVRON CORPORATION                                                                                    1,553,244
     26,000 CONOCOPHILLIPS                                                                                         1,018,160
     32,989 EXXON MOBIL CORPORATION                                                                                2,246,551
     13,975 MARATHON OIL CORPORATION                                                                                 367,403
                                                                                                                   5,185,358
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.12%
      2,034 AMERIPRISE FINANCIAL INCORPORATED                                                                         41,677
                                                                                                                ------------
TOBACCO PRODUCTS: 0.84%
      8,495 PHILIP MORRIS INTERNATIONAL                                                                              302,252
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 3.34%
     21,833 HONEYWELL INTERNATIONAL INCORPORATED                                                                     608,267
     13,800 UNITED TECHNOLOGIES CORPORATION                                                                          593,124
                                                                                                                   1,201,391
                                                                                                                ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.14%
     17,915 SYSCO CORPORATION                                                                                        408,459
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $49,861,947)                                                                            35,436,300
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 4.02%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.85%
     76,408 BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  76,408
     76,408 DAILY ASSETS FUND INSTITUTIONAL                                                                           76,408
     76,408 DREYFUS CASH MANAGEMENT FUND                                                                              76,408
     76,408 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                     76,408
                                                                                                                     305,632
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.17%
$    18,636 ABN AMRO BANK NV (CHICAGO)                                              2.06%         04/01/2009          18,636
     10,560 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55          04/03/2009          10,560
     18,636 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75          04/09/2009          18,636
        621 AMSTEL FUNDING CORPORATION++                                            1.50          04/06/2009             621
     21,742 AMSTERDAM FUNDING CORPORATION++                                         0.50          04/22/2009          21,736
      1,242 ANTALIS US FUNDING CORPORATION++                                        0.50          04/01/2009           1,242
     24,538 ANTALIS US FUNDING CORPORATION++(p)                                     0.68          04/21/2009          24,528
     26,712 BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38          04/01/2009          26,712
     69,575 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $69,575)                  0.25          04/01/2009          69,575
      8,076 BANK OF IRELAND                                                         0.60          04/01/2009           8,076
    170,210 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $170,211)                                                            0.30          04/01/2009         170,210
      8,076 BNP PARIBAS (PARIS)                                                     0.30          04/01/2009           8,076
     24,848 BRYANT BANK FUNDING LLC++(p)                                            0.47          04/20/2009          24,842
     26,712 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50          04/01/2009          26,712
      9,318 CALYON (LONDON)                                                         0.45          04/01/2009           9,318
     16,773 CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60          04/08/2009          16,771
      7,015 CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00          02/25/2008             116

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     5,401 CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00%         05/19/2008    $         89
     17,394 CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85          04/01/2009          17,394
      5,591 CLIPPER RECEIVABLES CORPORATION++                                       0.85          04/03/2009           5,591
      1,659 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25          10/01/2038           1,659
     11,182 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50          12/15/2037          11,182
     29,818 DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85          04/01/2009          29,818
     23,606 E.ON AG++                                                               0.60          04/22/2009          23,597
      6,212 EBBETS FUNDING LLC++                                                    0.60          04/06/2009           6,212
      9,318 EBBETS FUNDING LLC++                                                    0.60          04/07/2009           9,317
      4,659 EDISON ASSET SECURITIZATION LLC++(p)                                    0.50          04/21/2009           4,658
      1,242 ELYSIAN FUNDING LLC++                                                   0.55          04/06/2009           1,242
      2,485 ELYSIAN FUNDING LLC++                                                   0.60          04/01/2009           2,485
      6,212 ELYSIAN FUNDING LLC++                                                   0.60          04/07/2009           6,211
     10,871 ERASMUS CAPITAL CORPORATION++                                           0.50          04/06/2009          10,870
      3,106 GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50          04/21/2009           3,105
     18,636 GEMINI SECURITIZATION INCORPORATED++                                    0.55          04/14/2009          18,632
     33,672 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $33,672)                  0.17          04/01/2009          33,672
      1,864 GRAMPIAN FUNDING LLC++                                                  0.58          04/06/2009           1,863
     25,577 GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/23/2009           9,167
      1,025 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75          11/01/2042           1,025
      1,242 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00          01/01/2018           1,242
     62,120 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $62,120)                  0.24          04/01/2009          62,120
      1,864 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00          04/15/2025           1,864
     18,636 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88          04/08/2009          18,633
      7,927 LLOYDS TSB BANK PLC                                                     0.50          04/06/2009           7,926
     12,865 LLOYDS TSB BANK PLC                                                     0.50          04/09/2009          12,864
        497 LLOYDS TSB BANK PLC                                                     0.50          04/14/2009             497
     18,636 LMA AMERICAS LLC++                                                      0.57          04/29/2009          18,628
     21,742 MATCHPOINT MASTER TRUST++                                               0.43          04/27/2009          21,735
      2,671 MISSISSIPPI STATE GO+/-ss                                               5.00          11/01/2028           2,671
      8,076 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $8,076)                      0.66          04/01/2009           8,076
     24,848 NATIXIS                                                                 0.38          04/02/2009          24,848
      1,242 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75          01/01/2018           1,242
      8,076 NORDEA BANK AB                                                          0.30          04/01/2009           8,076
      7,827 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/15/2009           7,825
     11,182 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/20/2009          11,178
     12,424 ROMULUS FUNDING CORPORATION++                                           0.90          04/24/2009          12,417
      6,212 ROMULUS FUNDING CORPORATION++(p)                                        1.00          04/22/2009           6,208
     18,636 SANPAOLO IMI US FINANCIAL COMPANY                                       0.49          04/21/2009          18,631
     21,742 SOCIETE GENERALE NY                                                     1.05          04/27/2009          21,752
     22,488 STARBIRD FUNDING CORPORATION++                                          0.60          04/30/2009          22,477
      6,212 STATE STREET CORPORATION                                                0.40          04/01/2009           6,212
     18,636 SURREY FUNDING CORPORATION++(p)                                         0.55          04/06/2009          18,635
     24,848 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53          04/20/2009          24,841
     21,742 TICONDEROGA MASTER FUNDING LIMITED++                                    0.45          04/28/2009          21,735
     21,742 TULIP FUNDING CORPORATION++(p)                                          0.50          04/15/2009          21,738
     22,985 UBS FINANCE (DELAWARE) LLC                                              0.55          04/23/2009          22,977
     21,742 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70          04/27/2009          21,731
      9,318 VERSAILLES CP LLC++                                                     0.60          04/01/2009           9,318
      9,727 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38          07/28/2008           4,474
      5,648 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41          08/07/2008           2,598
      6,921 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19          04/03/2008           3,183
     11,233 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20          02/15/2008           5,167
     10,834 WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15          02/22/2008           9,066
      3,727 WINDMILL FUNDING CORPORATION++                                          0.40          04/03/2009           3,727

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    21,121 WINDMILL FUNDING CORPORATION++(p)                                       0.50%         04/24/2009    $     21,114
                                                                                                                   1,141,582
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,513,717)                                                          1,447,214
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 1.62%
    583,448 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             583,448
TOTAL SHORT-TERM INVESTMENTS (COST $583,448)                                                                         583,448
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $51,959,112)*                                                    104.15%                                  $ 37,466,962
OTHER ASSETS AND LIABILITIES, NET                                       (4.15)                                    (1,494,388)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $ 35,972,574
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $583,448.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $52,128,385 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  2,466,913
GROSS UNREALIZED DEPRECIATION                 (17,128,336)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(14,661,423)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

 SHARES                               SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 94.21%
AUSTRALIA: 4.44%
     16,832 AMP LIMITED (INSURANCE CARRIERS)                                                                    $     55,010
      6,954 ASX LIMITED (BUSINESS SERVICES)                                                                          141,921
      1,129 CENTENNIAL COAL COMPANY LIMITED (COAL MINING)                                                              1,578
      6,854 NEWCREST MINING LIMITED (METAL MINING)                                                                   155,989
      9,458 QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         126,732
      1,909 RIO TINTO LIMITED (METAL MINING)                                                                          75,093
      4,060 WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        107,561
                                                                                                                     663,884
                                                                                                                ------------
BELGIUM: 1.61%
        759 COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
               OFFICES)                                                                                               35,234
      3,013 GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS
               FINANCIAL SERVICES)                                                                                   204,798
                                                                                                                     240,032
                                                                                                                ------------
BERMUDA: 0.39%
        942 PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                    58,470
                                                                                                                ------------
CANADA: 3.07%
      6,141 BARRICK GOLD CORPORATION (METAL MINING)                                                                  199,091
      5,003 GOLDCORP INCORPORATED (METAL MINING)                                                                     168,407
        619 POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF
               NONMETALLIC MINERALS, EXCEPT FUELS)                                                                    50,021
        976 RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)<<                                                                                     42,036
                                                                                                                     459,555
                                                                                                                ------------
CHINA: 0.82%
        431 BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)<<                                                          76,115
      7,821 YINGLI GREEN ENERGY HOLDING COMPANY LIMITED (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)<<                                                                                           47,082
                                                                                                                     123,197
                                                                                                                ------------
DENMARK: 1.10%
      1,832 NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                    87,738
      1,757 VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                          77,095
                                                                                                                     164,833
                                                                                                                ------------
FINLAND: 0.99%
     10,035 SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           148,258
                                                                                                                ------------
FRANCE: 10.44%
      1,473 ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           76,295
      1,282 CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      80,905
     14,979 FRANCE TELECOM SA (COMMUNICATIONS)                                                                       341,305
      1,956 NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      151,780
        906 PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                   50,526
        578 PPR SA (APPAREL & ACCESSORY STORES)                                                                       37,076
      2,197 SCOR REGROUPE (INSURANCE CARRIERS)                                                                        45,229
      3,783 SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                            172,521
      1,521 TECHNIP SA (OIL & GAS EXTRACTION)                                                                         53,774
      1,289 THALES SA (TRANSPORTATION BY AIR)                                                                         48,877
      5,527 TOTAL SA (OIL & GAS EXTRACTION)                                                                          274,819
      8,601 VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    227,689
                                                                                                                   1,560,796
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

 SHARES                               SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
GERMANY: 12.70%
        981 ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                      $     32,662
      1,045 ALLIANZ SE (INSURANCE CARRIERS)                                                                           87,830
        775 BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     23,466
      3,322 DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                     84,212
      4,852 DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS,
               EXCHANGES & SERVICES)                                                                                 292,537
     34,859 DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     433,034
      1,812 E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               50,339
      8,976 FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      412,147
      2,349 MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE
               CARRIERS)                                                                                             286,498
      1,002 RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                70,304
      2,012 SAP AG (BUSINESS SERVICES)                                                                                71,320
        932 SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            53,257
        146 SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                   1,728
                                                                                                                   1,899,334
                                                                                                                -------------
GREECE: 1.60%
     11,084 HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS,
               DEALERS, EXCHANGES & SERVICES)                                                                         79,374
     10,751 HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                             160,550
                                                                                                                     239,924
                                                                                                                ------------
HONG KONG: 1.06%
     13,106 CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        114,140
      4,645 HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                43,869
                                                                                                                     158,009
                                                                                                                ------------
IRELAND: 1.94%
     46,322 EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               290,285
                                                                                                                ------------
ISRAEL: 0.95%
      3,145 TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                          141,682
                                                                                                                ------------
ITALY: 0.43%
      3,324 ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         64,566
                                                                                                                ------------
JAPAN: 10.84%
      3,100 FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  93,954
        700 FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 46,886
         47 JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            124,355
         13 KDDI CORPORATION (COMMUNICATIONS)                                                                         60,676
     10,000 KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)                                                                                             54,049
      3,300 LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                         136,021
      4,600 MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                59,716
      9,000 MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                                                                        40,097
      6,000 MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  59,767
        500 NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
               & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              143,709
      1,000 ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          43,542
      5,900 SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         128,747
      5,000 SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  85,063
     13,000 SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                   66,323
      5,900 SUGI PHARMACY COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               107,766
      1,900 T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                            45,204
      4,900 TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              68,066
      4,700 TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
               STATIONS)                                                                                             148,144
      1,800 UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                       109,107
                                                                                                                   1,621,192
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

 SHARES                               SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
NETHERLANDS: 3.79%
      1,871 HEINEKEN NV (EATING & DRINKING PLACES)                                                              $     53,196
     27,109 KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              362,332
      7,637 UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    150,676
                                                                                                                     566,204
                                                                                                                ------------
RUSSIA: 0.53%
      2,115 LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                       79,736
                                                                                                                ------------
SINGAPORE: 0.37%
     10,000 DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                      55,557
                                                                                                                ------------
SOUTH KOREA: 0.29%
         59 LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                             43,933
                                                                                                                ------------
SPAIN: 3.54%
      2,207 BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                        51,050
     21,147 CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
               EXCHANGES & SERVICES)                                                                                  68,273
     10,186 GRIFOLS SA (HEALTH SERVICES)                                                                             146,835
     13,168 TELEFONICA SA (COMMUNICATIONS)                                                                           262,776
                                                                                                                     528,934
                                                                                                                ------------
SWEDEN: 0.85%
     15,440 NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       77,018
      3,462 SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       50,123
                                                                                                                     127,141
                                                                                                                ------------
SWITZERLAND: 14.65%
      6,681 ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                          93,263
      3,099 LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                             306,279
      7,970 NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      269,424
      6,572 NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                248,723
      1,745 PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                   92,669
      3,061 ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                         420,037
        117 SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS
               SERVICES)                                                                                             122,828
        890 SWISSCOM AG (COMMUNICATIONS)                                                                             250,002
      1,269 SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         141,359
      1,561 ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        246,979
                                                                                                                   2,191,563
                                                                                                                ------------
UNITED KINGDOM: 13.34%
     29,573 BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  141,937
      8,852 BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      133,998
      6,036 BHP BILLITON PLC (COAL MINING)                                                                           119,951
     44,397 BP PLC (OIL & GAS EXTRACTION)                                                                            300,359
      5,072 BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          117,387
     42,181 COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              193,069
      5,528 DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                      62,384
     13,918 HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               78,882
      9,433 IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            212,092
      4,571 INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             58,077
     19,197 REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        74,371
      7,020 ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     158,241
      7,951 SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 76,322
     15,897 TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                       76,048
      5,242 TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                     60,397

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

 SHARES                               SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
UNITED KINGDOM (continued)
     74,678 VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 $    131,528
                                                                                                                   1,995,043
                                                                                                                ------------
USA: 4.47%
      2,930  AGNICO-EAGLE MINES LIMITED (METAL MINING)<<                                                             166,776
      4,352  KINROSS GOLD CORPORATION (METAL MINING)<<                                                                77,770
        601  POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                     40,165
      3,368  RANDGOLD RESOURCES LIMITED ADR (METAL MINING)<<                                                         183,051
      2,127  RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                     105,159
      4,129  SINA CORPORATION (BUSINESS SERVICES)<<                                                                   95,999
                                                                                                                     668,920
                                                                                                                -----------
TOTAL COMMON STOCKS (COST $15,200,444)                                                                            14,091,048
                                                                                                                ------------
PREFERRED STOCKS: 0.97%
      2,520  VOLKSWAGEN AG PREFERRED                                                                                 145,103
TOTAL PREFERRED STOCKS (COST $122,871)                                                                               145,103
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 5.53%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.19%
     44,496  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 44,496
     44,496  DAILY ASSETS FUND INSTITUTIONAL                                                                          44,496
     44,496  DREYFUS CASH MANAGEMENT FUND                                                                             44,496
     44,496  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    44,496
                                                                                                                     177,984
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.34%
$    10,853 ABN AMRO BANK NV (CHICAGO)                                               2.06%        04/01/2009          10,853
      6,150 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.55         04/03/2009           6,150
     10,853 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.75         04/09/2009          10,853
        362 AMSTEL FUNDING CORPORATION++                                             1.50         04/06/2009             362
     12,661 AMSTERDAM FUNDING CORPORATION++                                          0.50         04/22/2009          12,658
        724 ANTALIS US FUNDING CORPORATION++                                         0.50         04/01/2009             724
     14,289 ANTALIS US FUNDING CORPORATION++(p)                                      0.68         04/21/2009          14,284
     15,555 BANCO BILBAO VIZCAYA ARGENTARIA SA                                       0.38         04/01/2009          15,555
     40,517 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $40,517)                   0.25         04/01/2009          40,517
      4,703 BANK OF IRELAND                                                          0.60         04/01/2009           4,703
     99,121 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $99,122)                                                              0.30         04/01/2009          99,121
      4,703 BNP PARIBAS (PARIS)                                                      0.30         04/01/2009           4,703
     14,470 BRYANT BANK FUNDING LLC++(p)                                             0.47         04/20/2009          14,467
     15,555 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                  0.50         04/01/2009          15,555
      5,426 CALYON (LONDON)                                                          0.45         04/01/2009           5,426
      9,767 CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.60         04/08/2009           9,766
        967 CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00         02/25/2008              16
        745 CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00         05/19/2008              12
     10,129 CLIPPER RECEIVABLES CORPORATION++(p)                                     0.85         04/01/2009          10,129
      3,256 CLIPPER RECEIVABLES CORPORATION++                                        0.85         04/03/2009           3,256
        966 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                2.25         10/01/2038             966
      6,512 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             3.50         12/15/2037           6,512
     17,364 DEXIA CREDIT LOCAL DE FRANCE SA                                          0.85         04/01/2009          17,364
     13,747 E.ON AG++                                                                0.60         04/22/2009          13,742
      3,618 EBBETS FUNDING LLC++                                                     0.60         04/06/2009           3,617
      5,426 EBBETS FUNDING LLC++                                                     0.60         04/07/2009           5,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,713 EDISON ASSET SECURITIZATION LLC++(p)                                     0.50%        04/21/2009    $      2,712
        724 ELYSIAN FUNDING LLC++                                                    0.55         04/06/2009             723
      1,447 ELYSIAN FUNDING LLC++                                                    0.60         04/01/2009           1,447
      3,618 ELYSIAN FUNDING LLC++                                                    0.60         04/07/2009           3,617
      6,331 ERASMUS CAPITAL CORPORATION++                                            0.50         04/06/2009           6,330
      1,809 GEMINI SECURITIZATION INCORPORATED++(p)                                  0.50         04/21/2009           1,808
     10,853 GEMINI SECURITIZATION INCORPORATED++                                     0.55         04/14/2009          10,850
     19,609 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $19,609)                   0.17         04/01/2009          19,609
      1,085 GRAMPIAN FUNDING LLC++                                                   0.58         04/06/2009           1,085
      3,526 GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/23/2009           1,264
        597 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    2.75         11/01/2042             597
        724 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       1.00         01/01/2018             724
     36,175 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $36,175)                   0.24         04/01/2009          36,175
      1,085 KANSAS CITY MO SECIAL OBLIGATION+/-ss                                    1.00         04/15/2025           1,085
     10,853 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.88         04/08/2009          10,851
      4,616 LLOYDS TSB BANK PLC                                                      0.50         04/06/2009           4,616
      7,492 LLOYDS TSB BANK PLC                                                      0.50         04/09/2009           7,491
        289 LLOYDS TSB BANK PLC                                                      0.50         04/14/2009             289
     10,853 LMA AMERICAS LLC++                                                       0.57         04/29/2009          10,848
     12,661 MATCHPOINT MASTER TRUST++                                                0.43         04/27/2009          12,657
      1,556 MISSISSIPPI STATE GO+/-ss                                                5.00         11/01/2028           1,556
      4,703 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $4,703)                       0.66         04/01/2009           4,703
     14,470    NATIXIS                                                               0.38         04/02/2009          14,470
        724 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 3.75         01/01/2018             724
      4,703 NORDEA BANK AB                                                           0.30         04/01/2009           4,703
      4,558 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/15/2009           4,557
      6,512 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/20/2009           6,510
      7,235 ROMULUS FUNDING CORPORATION++                                            0.90         04/24/2009           7,231
      3,618 ROMULUS FUNDING CORPORATION++(p)                                         1.00         04/22/2009           3,615
     10,853 SANPAOLO IMI US FINANCIAL COMPANY                                        0.49         04/21/2009          10,850
     12,661 SOCIETE GENERALE NY                                                      1.05         04/27/2009          12,667
     13,096 STARBIRD FUNDING CORPORATION++                                           0.60         04/30/2009          13,089
      3,618 STATE STREET CORPORATION                                                 0.40         04/01/2009           3,618
     10,853 SURREY FUNDING CORPORATION++(p)                                          0.55         04/06/2009          10,852
     14,470 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.53         04/20/2009          14,466
     12,661 TICONDEROGA MASTER FUNDING LIMITED++                                     0.45         04/28/2009          12,657
     12,661 TULIP FUNDING CORPORATION++(p)                                           0.50         04/15/2009          12,659
     13,385 UBS FINANCE (DELAWARE) LLC                                               0.55         04/23/2009          13,380
     12,661 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                 0.70         04/27/2009          12,655
      5,426 VERSAILLES CP LLC++                                                      0.60         04/01/2009           5,426
      1,341 VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38         07/28/2008             617
        779 VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41         08/07/2008             358
        954 VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19         04/03/2008             439
      1,549 VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.20         02/15/2008             712
      1,493 WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.15         02/22/2008           1,249
      2,171 WINDMILL FUNDING CORPORATION++                                           0.40         04/03/2009           2,170
     12,300 WINDMILL FUNDING CORPORATION++(p)                                        0.50         04/24/2009          12,296
                                                                                                                     649,744
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $829,739)                                                              827,728
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 2.06%
    308,599 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             308,599
TOTAL SHORT-TERM INVESTMENTS (COST $308,599)                                                                         308,599
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

TOTAL INVESTMENTS IN SECURITIES
  (COST $16,461,653)*                                                  102.77%                                  $ 15,372,478
OTHER ASSETS AND LIABILITIES, NET                                       (2.77)                                      (414,995)
                                                                      -------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $ 14,957,483
                                                                      -------                                   ------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $308,599.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $16,578,945 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $   820,553
GROSS UNREALIZED DEPRECIATION                 (2,027,020)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(1,206,467)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 99.12%
BUSINESS SERVICES: 12.01%
     15,000 EBAY INCORPORATED+                                                                                  $    188,400
     18,200 MICROSOFT CORPORATION                                                                                    334,334
     27,000 MONSTER WORLDWIDE INCORPORATED+                                                                          220,050
      3,000 OMNICOM GROUP INCORPORATED                                                                                70,200
     15,500 YAHOO! INCORPORATED+                                                                                     198,555
                                                                                                                   1,011,539
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 4.09%
     11,600 BRISTOL-MYERS SQUIBB COMPANY                                                                             254,272
      2,100 WYETH                                                                                                     90,384
                                                                                                                     344,656
                                                                                                                ------------
COMMUNICATIONS: 3.55%
     23,200 COMCAST CORPORATION CLASS A                                                                              298,584
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 10.08%
     24,328 BANK OF AMERICA CORPORATION                                                                              165,917
      7,000 BANK OF NEW YORK MELLON CORPORATION                                                                      197,750
      8,800 JPMORGAN CHASE & COMPANY                                                                                 233,904
     20,000 WESTERN UNION COMPANY                                                                                    251,400
                                                                                                                     848,971
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.63%
     14,500 ANALOG DEVICES INCORPORATED                                                                              279,415
     20,000 CISCO SYSTEMS INCORPORATED+                                                                              335,400
     21,200 NOVELLUS SYSTEMS INCORPORATED+                                                                           352,556
      8,700 TYCO ELECTRONICS LIMITED                                                                                  96,048
                                                                                                                   1,063,419
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 1.15%
      2,200  THE COCA-COLA COMPANY                                                                                    96,690
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 3.03%
      4,900 WAL-MART STORES INCORPORATED                                                                             255,290
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.74%
      1,000 DEERE & COMPANY                                                                                           32,870
     27,800 DELL INCORPORATED+                                                                                       263,544
     18,000 INTEL CORPORATION                                                                                        270,900
                                                                                                                     567,314
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 1.78%
      4,500 COVIDIEN LIMITED                                                                                         149,580
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.05%
      3,000 MEDTRONIC INCORPORATED                                                                                    88,410
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.09%
     13,300 TYCO INTERNATIONAL LIMITED<<                                                                             260,148
                                                                                                                ------------
MISCELLANEOUS RETAIL: 6.95%
     18,000 STAPLES INCORPORATED                                                                                     325,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
MISCELLANEOUS RETAIL (continued)
     10,000 WALGREEN COMPANY                                                                                    $    259,600
                                                                                                                     585,580
                                                                                                                ------------
MOTION PICTURES: 2.59%
     12,000 WALT DISNEY COMPANY                                                                                      217,920
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.89%
      5,500 AMERICAN EXPRESS COMPANY                                                                                  74,965
                                                                                                                ------------
OIL & GAS EXTRACTION: 3.56%
      6,700 DEVON ENERGY CORPORATION                                                                                 299,423
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.91%
      4,850 CHEVRON CORPORATION                                                                                      326,114
      8,100 CONOCOPHILLIPS                                                                                           317,196
     15,400 VALERO ENERGY CORPORATION                                                                                275,660
                                                                                                                     918,970
                                                                                                                ------------
PRIMARY METAL INDUSTRIES: 2.05%
     23,500 ALCOA INCORPORATED<<                                                                                     172,490
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.94%
     14,500 MCGRAW-HILL COMPANIES INCORPORATED                                                                       331,615
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.19%
     11,800 MORGAN STANLEY<<                                                                                         268,686
                                                                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.02%
      6,500 CORNING INCORPORATED                                                                                      86,255
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 2.00%
     14,000 JOHNSON CONTROLS INCORPORATED<<                                                                          168,000
                                                                                                                ------------
TRAVEL & RECREATION: 2.82%
     11,000 CARNIVAL CORPORATION+                                                                                    237,600
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $14,292,264)                                                                             8,346,105
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 9.96%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.05%
     43,158 BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  43,158
     43,158 DAILY ASSETS FUND INSTITUTIONAL                                                                           43,158
     43,158 DREYFUS CASH MANAGEMENT FUND                                                                              43,158
     43,158 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                     43,158
                                                                                                                     172,632
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.91%
$    10,526 ABN AMRO BANK NV (CHICAGO)                                                   2.06%    04/01/2009          10,526
      5,965 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                0.55     04/03/2009           5,965
     10,526 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                0.75     04/09/2009          10,526
        351 AMSTEL FUNDING CORPORATION++                                                 1.50     04/06/2009             351
     12,281 AMSTERDAM FUNDING CORPORATION++                                              0.50     04/22/2009          12,277
        702 ANTALIS US FUNDING CORPORATION++                                             0.50     04/01/2009             702
     13,860 ANTALIS US FUNDING CORPORATION++(p)                                          0.68     04/21/2009          13,854
     15,088 BANCO BILBAO VIZCAYA ARGENTARIA SA                                           0.38     04/01/2009          15,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

 PRINCIPAL                              SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    39,298 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $39,298)                       0.25%    04/01/2009    $     39,298
      4,561 BANK OF IRELAND                                                              0.60     04/01/2009           4,561
     96,140 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $96,141)                                                                  0.30     04/01/2009          96,140
      4,561 BNP PARIBAS (PARIS)                                                          0.30     04/01/2009           4,561
     14,035 BRYANT BANK FUNDING LLC++(p)                                                 0.47     04/20/2009          14,032
     15,088 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                      0.50     04/01/2009          15,088
      5,263 CALYON (LONDON)                                                              0.45     04/01/2009           5,263
      9,474 CANCARA ASSET SECURITIZATION LIMITED++(p)                                    0.60     04/08/2009           9,473
      8,442 CHEYNE FINANCE LLC+++/-####(a)(i)                                            0.00     02/25/2008             139
      6,500 CHEYNE FINANCE LLC+++/-####(a)(i)                                            0.00     05/19/2008             107
      9,825 CLIPPER RECEIVABLES CORPORATION++(p)                                         0.85     04/01/2009           9,825
      3,158 CLIPPER RECEIVABLES CORPORATION++                                            0.85     04/03/2009           3,158
        937 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    2.25     10/01/2038             937
      6,316 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                 3.50     12/15/2037           6,316
     16,842 DEXIA CREDIT LOCAL DE FRANCE SA                                              0.85     04/01/2009          16,842
     13,333 E.ON AG++                                                                    0.60     04/22/2009          13,329
      3,509 EBBETS FUNDING LLC++                                                         0.60     04/06/2009           3,508
      5,263 EBBETS FUNDING LLC++                                                         0.60     04/07/2009           5,263
      2,632 EDISON ASSET SECURITIZATION LLC++(p)                                         0.50     04/21/2009           2,631
        702 ELYSIAN FUNDING LLC++                                                        0.55     04/06/2009             702
      1,404 ELYSIAN FUNDING LLC++                                                        0.60     04/01/2009           1,404
      3,509 ELYSIAN FUNDING LLC++                                                        0.60     04/07/2009           3,508
      6,140 ERASMUS CAPITAL CORPORATION++                                                0.50     04/06/2009           6,140
      1,754 GEMINI SECURITIZATION INCORPORATED++(p)                                      0.50     04/21/2009           1,754
     10,526 GEMINI SECURITIZATION INCORPORATED++                                         0.55     04/14/2009          10,524
     19,019 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $19,019)                       0.17     04/01/2009          19,019
      1,053 GRAMPIAN FUNDING LLC++                                                       0.58     04/06/2009           1,053
     30,782 GRYPHON FUNDING LIMITED(a)(i)                                                0.00     08/23/2009          11,032
        579 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        2.75     11/01/2042             579
        702 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                           1.00     01/01/2018             702
     35,088 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $35,088)                          0.24     04/01/2009          35,088
      1,053 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       1.00     04/15/2025           1,053
     10,526 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                               0.88     04/08/2009          10,525
      4,477 LLOYDS TSB BANK PLC                                                          0.50     04/06/2009           4,477
      7,267 LLOYDS TSB BANK PLC                                                          0.50     04/09/2009           7,266
        281 LLOYDS TSB BANK PLC                                                          0.50     04/14/2009             281
     10,526 LMA AMERICAS LLC++                                                           0.57     04/29/2009          10,522
     12,281 MATCHPOINT MASTER TRUST++                                                    0.43     04/27/2009          12,277
      1,509 MISSISSIPPI STATE GO+/-ss                                                    5.00     11/01/2028           1,509
      4,561 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $4,561)                           0.66     04/01/2009           4,561
     14,035 NATIXIS                                                                      0.38     04/02/2009          14,035
        702 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     3.75     01/01/2018             702
      4,561 NORDEA BANK AB                                                               0.30     04/01/2009           4,561
      4,421 REGENCY MARKETS #1 LLC++(p)                                                  0.55     04/15/2009           4,420
      6,316 REGENCY MARKETS #1 LLC++(p)                                                  0.55     04/20/2009           6,314
      7,018 ROMULUS FUNDING CORPORATION++                                                0.90     04/24/2009           7,013
      3,509 ROMULUS FUNDING CORPORATION++(p)                                             1.00     04/22/2009           3,507
     10,526 SANPAOLO IMI US FINANCIAL COMPANY                                            0.49     04/21/2009          10,523
     12,281 SOCIETE GENERALE NY                                                          1.05     04/27/2009          12,286
     12,702 STARBIRD FUNDING CORPORATION++                                               0.60     04/30/2009          12,696
      3,509 STATE STREET CORPORATION                                                     0.40     04/01/2009           3,509
     10,526 SURREY FUNDING CORPORATION++(p)                                              0.55     04/06/2009          10,525
     14,035 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                      0.53     04/20/2009          14,031
     12,281 TICONDEROGA MASTER FUNDING LIMITED++                                         0.45     04/28/2009          12,277
     12,281 TULIP FUNDING CORPORATION++(p)                                               0.50     04/15/2009          12,278
     12,982 UBS FINANCE (DELAWARE) LLC                                                   0.55     04/23/2009          12,978
     12,281 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                     0.70     04/27/2009          12,274
      5,263 VERSAILLES CP LLC++                                                          0.60     04/01/2009           5,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

 PRINCIPAL                              SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    11,706 VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.38%    07/28/2008    $      5,385
      6,798 VICTORIA FINANCE LLC+++/-####(a)(i)                                          0.41     08/07/2008           3,127
      8,329 VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.19     04/03/2008           3,831
     13,519 VICTORIA FINANCE LLC+++/-####(a)(i)                                          1.20     02/15/2008           6,219
     13,038 WHITE PINE FINANCE LLC+++/-####(a)(i)                                        1.15     02/22/2008          10,906
      2,105 WINDMILL FUNDING CORPORATION++                                               0.40     04/03/2009           2,105
     11,930 WINDMILL FUNDING CORPORATION++(p)                                            0.50     04/24/2009          11,926
                                                                                                                     666,427
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $859,272)                                                              839,059
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 1.38%
    116,414 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             116,414
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $116,414)                                                                         116,414
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $15,267,950)*                                                 110.46%                                  $  9,301,578
OTHER ASSETS AND LIABILITIES, NET                                      (10.46)                                      (880,885)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $  8,420,693
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $116,414.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $15,330,250 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $    72,837
GROSS UNREALIZED DEPRECIATION                 (6,101,509)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(6,028,672)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 98.75%
APPAREL & ACCESSORY STORES: 2.04%
     22,400 KOHL'S CORPORATION+                                                                                 $    947,968
                                                                                                                ------------
BIOPHARMACEUTICALS: 4.04%
     31,700 GENZYME CORPORATION+                                                                                   1,882,663
                                                                                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.43%
     34,300 FASTENAL COMPANY<<                                                                                     1,102,917
     78,200 LOWE'S COMPANIES INCORPORATED                                                                          1,427,150
                                                                                                                   2,530,067
                                                                                                                ------------
BUSINESS SERVICES: 16.80%
     20,900 AUTOMATIC DATA PROCESSING INCORPORATED                                                                   734,844
     62,700 EBAY INCORPORATED+                                                                                       787,512
     13,100 FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                  654,869
      7,800 GOOGLE INCORPORATED CLASS A+                                                                           2,714,868
    159,670 MICROSOFT CORPORATION                                                                                  2,933,138
                                                                                                                   7,825,231
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 3.27%
     30,800 AMGEN INCORPORATED+                                                                                    1,525,216
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 0.94%
     34,800 WESTERN UNION COMPANY                                                                                    437,436
                                                                                                                ------------
E-COMMERCE/SERVICES: 3.08%
     19,500 AMAZON.COM INCORPORATED+<<                                                                             1,432,080
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.10%
    166,300 CISCO SYSTEMS INCORPORATED+                                                                            2,788,851
     38,900 LINEAR TECHNOLOGY CORPORATION<<                                                                          893,922
     78,900 NOKIA OYJ ADR                                                                                            920,763
     38,450 QUALCOMM INCORPORATED                                                                                  1,496,090
                                                                                                                   6,099,626
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.00%
     72,650 PAYCHEX INCORPORATED                                                                                   1,864,926
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 6.73%
     55,500 TARGET CORPORATION                                                                                     1,908,645
     23,500 WAL-MART STORES INCORPORATED                                                                           1,224,350
                                                                                                                   3,132,995
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.96%
     15,700 APPLE INCORPORATED+                                                                                    1,650,384
     62,300 EMC CORPORATION+<<                                                                                       710,220
    120,500 INTEL CORPORATION                                                                                      1,813,525
                                                                                                                   4,174,129
                                                                                                                ------------
MEDICAL EQUIPMENT & SUPPLIES: 4.45%
     70,375 MEDTRONIC INCORPORATED                                                                                 2,073,951
                                                                                                                ------------
PERSONAL SERVICES: 1.20%
     22,600 CINTAS CORPORATION                                                                                       558,672
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.15%
    183,150 CHARLES SCHWAB CORPORATION                                                                          $  2,838,825
      3,100 CME GROUP INCORPORATED                                                                                   763,809
     20,800 FRANKLIN RESOURCES INCORPORATED                                                                        1,120,496
     33,625 GOLDMAN SACHS GROUP INCORPORATED                                                                       3,564,923
     37,900 T. ROWE PRICE GROUP INCORPORATED<<                                                                     1,093,794
                                                                                                                   9,381,847
                                                                                                                ------------
TRANSPORTATION SERVICES: 4.56%
     25,400 C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   1,158,494
     34,100 EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      964,687
                                                                                                                   2,123,181
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $60,553,030)                                                                            45,989,988
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 11.53%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.33%
    271,796 BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 271,796
    271,796 DAILY ASSETS FUND INSTITUTIONAL                                                                          271,796
    271,796 DREYFUS CASH MANAGEMENT FUND                                                                             271,796
    271,796 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    271,796
                                                                                                                   1,087,184
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.20%
$    66,292 ABN AMRO BANK NV (CHICAGO)                                              2.06%         04/01/2009          66,292
     37,565 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55          04/03/2009          37,565
     66,292 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75          04/09/2009          66,292
      2,210 AMSTEL FUNDING CORPORATION++                                            1.50          04/06/2009           2,209
     77,340 AMSTERDAM FUNDING CORPORATION++                                         0.50          04/22/2009          77,318
      4,419 ANTALIS US FUNDING CORPORATION++                                        0.50          04/01/2009           4,419
     87,284 ANTALIS US FUNDING CORPORATION++(p)                                     0.68          04/21/2009          87,251
     95,018 BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38          04/01/2009          95,018
    247,489 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $247,491)                 0.25          04/01/2009         247,489
     28,726 BANK OF IRELAND                                                         0.60          04/01/2009          28,726
    605,464 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $605,469)                                                            0.30          04/01/2009         605,464
     28,726 BNP PARIBAS (PARIS)                                                     0.30          04/01/2009          28,726
     88,389 BRYANT BANK FUNDING LLC++(p)                                            0.47          04/20/2009          88,367
     95,018 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50          04/01/2009          95,018
     33,146 CALYON (LONDON)                                                         0.45          04/01/2009          33,146
     59,663 CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60          04/08/2009          59,656
     70,982 CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00          02/25/2008           1,171
     54,649 CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00          05/19/2008             902
     61,872 CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85          04/01/2009          61,872
     19,888 CLIPPER RECEIVABLES CORPORATION++                                       0.85          04/03/2009          19,887
      5,900 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25          10/01/2038           5,900
     39,775 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50          12/15/2037          39,775
    106,067 DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85          04/01/2009         106,067
     83,969 E.ON AG++                                                               0.60          04/22/2009          83,940
     22,097 EBBETS FUNDING LLC++                                                    0.60          04/06/2009          22,095
     33,146 EBBETS FUNDING LLC++                                                    0.60          04/07/2009          33,143
     16,573 EDISON ASSET SECURITIZATION LLC++(p)                                    0.50          04/21/2009          16,568
      4,419 ELYSIAN FUNDING LLC++                                                   0.55          04/06/2009           4,419
      8,839 ELYSIAN FUNDING LLC++                                                   0.60          04/01/2009           8,839
     22,097 ELYSIAN FUNDING LLC++                                                   0.60          04/07/2009          22,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    38,670 ERASMUS CAPITAL CORPORATION++                                           0.50%         04/06/2009    $     38,667
     11,049 GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50          04/21/2009          11,046
     66,292 GEMINI SECURITIZATION INCORPORATED++                                    0.55          04/14/2009          66,279
    119,778 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $119,779)                 0.17          04/01/2009         119,778
      6,629 GRAMPIAN FUNDING LLC++                                                  0.58          04/06/2009           6,629
    258,816 GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/23/2009          92,760
      3,646 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75          11/01/2042           3,646
      4,419 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00          01/01/2018           4,419
    220,972 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $220,973)                 0.24          04/01/2009         220,972
      6,629 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00          04/15/2025           6,629
     66,292 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88          04/08/2009          66,280
     28,196 LLOYDS TSB BANK PLC                                                     0.50          04/06/2009          28,194
     45,763 LLOYDS TSB BANK PLC                                                     0.50          04/09/2009          45,758
      1,768 LLOYDS TSB BANK PLC                                                     0.50          04/14/2009           1,767
     66,292 LMA AMERICAS LLC++                                                      0.57          04/29/2009          66,262
     77,340 MATCHPOINT MASTER TRUST++                                               0.43          04/27/2009          77,316
      9,502 MISSISSIPPI STATE GO+/-ss                                               5.00          11/01/2028           9,502
     28,726 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $28,727)                     0.66          04/01/2009          28,726
     88,389 NATIXIS                                                                 0.38          04/02/2009          88,389
      4,419 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75          01/01/2018           4,419
     28,726 NORDEA BANK AB                                                          0.30          04/01/2009          28,726
     27,843 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/15/2009          27,837
     39,775 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/20/2009          39,763
     44,194 ROMULUS FUNDING CORPORATION++                                           0.90          04/24/2009          44,169
     22,097 ROMULUS FUNDING CORPORATION++(p)                                        1.00          04/22/2009          22,084
     66,292 SANPAOLO IMI US FINANCIAL COMPANY                                       0.49          04/21/2009          66,274
     77,340 SOCIETE GENERALE NY                                                     1.05          04/27/2009          77,377
     79,992 STARBIRD FUNDING CORPORATION++                                          0.60          04/30/2009          79,953
     22,097 STATE STREET CORPORATION                                                0.40          04/01/2009          22,097
     66,292 SURREY FUNDING CORPORATION++(p)                                         0.55          04/06/2009          66,287
     88,389 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53          04/20/2009          88,364
     77,340 TICONDEROGA MASTER FUNDING LIMITED++                                    0.45          04/28/2009          77,314
     77,340 TULIP FUNDING CORPORATION++(p)                                          0.50          04/15/2009          77,325
     81,760 UBS FINANCE (DELAWARE) LLC                                              0.55          04/23/2009          81,732
     77,340 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70          04/27/2009          77,301
     33,146 VERSAILLES CP LLC++                                                     0.60          04/01/2009          33,146
     98,423 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.38          07/28/2008          45,275
     57,155 VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.41          08/07/2008          26,292
     70,029 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.19          04/03/2008          32,214
    113,670 VICTORIA FINANCE LLC+++/-####(a)(i)                                     1.20          02/15/2008          52,288
    109,626 WHITE PINE FINANCE LLC+++/-####(a)(i)                                   1.15          02/22/2008          91,713
     13,258 WINDMILL FUNDING CORPORATION++                                          0.40          04/03/2009          13,258
     75,131 WINDMILL FUNDING CORPORATION++(p)                                       0.50          04/24/2009          75,109
                                                                                                                   4,282,965
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,495,461)                                                          5,370,149
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 2.71%
  1,261,539 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,261,539
TOTAL SHORT-TERM INVESTMENTS (COST $1,261,539)                                                                     1,261,539
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

   SHARES
-----------
TOTAL INVESTMENTS IN SECURITIES
(COST $67,310,030)*                                                    112.99%                                  $ 52,621,676
OTHER ASSETS AND LIABILITIES, NET                                      (12.99)                                    (6,051,466)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $ 46,570,210
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,261,539.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $68,422,927 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $    815,067
GROSS UNREALIZED DEPRECIATION                 (16,616,318)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(15,801,251)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT MONEY MARKET FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
CERTIFICATES OF DEPOSIT: 6.91%
$ 1,000,000 BANK OF SCOTLAND PLC (NEW YORK)+/-                                       1.66%        08/14/2009    $  1,000,000
    300,000 BARCLAYS BANK PLC (NEW YORK)                                             1.35         06/18/2009         300,000
    250,000 BNP PARIBAS (NEW YORK)                                                   1.04         06/25/2009         250,001
    500,000 CALYON (NEW YORK)                                                        1.00         05/01/2009         500,004
    500,000 CALYON (NEW YORK)                                                        0.83         06/23/2009         500,000
    250,000 FORTIS BANK (NEW YORK)                                                   1.47         05/05/2009         250,000
    500,000 LLOYDS TSB BANK PLC                                                      1.49         07/09/2009         500,014
    600,000 UNICREDITO ITALIANO (NEW YORK)                                           1.40         04/08/2009         600,000
    250,000 UNICREDITO ITALIANO (NEW YORK)                                           1.20         04/21/2009         250,001
TOTAL CERTIFICATES OF DEPOSIT (COST $4,150,020)                                                                    4,150,020
                                                                                                                ------------
COMMERCIAL PAPER: 50.11%
    300,000  ALLIED IRISH BANKS PLC++                                                1.66         07/08/2009         298,644
    500,000  ALPINE SECURITIZATION++(p)                                              0.50         04/24/2009         499,840
    300,000  AMSTEL FUNDING CORPORATION++(p)                                         2.00         04/08/2009         299,883
    250,000  AMSTEL FUNDING CORPORATION++(p)                                         2.00         04/17/2009         249,778
    250,000  AMSTEL FUNDING CORPORATION++(p)                                         2.10         04/24/2009         249,665
    250,000  AMSTERDAM FUNDING CORPORATION++(p)                                      0.88         06/05/2009         249,603
    500,000  ANTALIS US FUNDING CORPORATION++(p)                                     0.68         04/21/2009         499,811
    500,000  ANTALIS US FUNDING CORPORATION++                                        1.00         04/22/2009         499,708
    350,000  ASB FINANCE LIMITED (LONDON) ++                                         1.58         07/22/2009         348,280
    250,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                          0.65         05/05/2009         249,847
    500,000  BARCLAYS US FUNDING LLC                                                 1.15         04/29/2009         499,553
    250,000  BARTON CAPITAL LLC++                                                    0.57         04/13/2009         249,953
    250,000  BNP PARIBAS FINANCE INCORPORATED                                        0.97         05/08/2009         249,751
    250,000  BNP PARIBAS FINANCE INCORPORATED                                        1.05         06/18/2009         249,433
    300,000  BNZ INTERNATIONAL FUNDING++                                             1.29         06/09/2009         299,258
    250,000  BRYANT PARK FUNDING LLC++                                               0.50         04/21/2009         249,931
    250,000  BRYANT PARK FUNDING LLC++(p)                                            0.75         05/13/2009         249,781
    250,000  CAFCO LLC++(p)                                                          0.95         06/25/2009         249,439
  1,000,000  CANCARA ASSET SECURITIZATION LLC++(p)                                   1.05         04/28/2009         999,213
    250,000  CHARIOT FUNDING LLC++(p)                                                0.50         05/21/2009         249,826
    500,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                  1.40         05/04/2009         499,358
    250,000  DANSKE CORPORATION++                                                    0.97         05/13/2009         249,717
    250,000  DANSKE CORPORATION++                                                    1.00         05/18/2009         249,674
    250,000  DANSKE CORPORATION++                                                    1.00         05/26/2009         249,618
    250,000  DANSKE CORPORATION++                                                    0.85         06/23/2009         249,510
    600,000  DNB NOR BANK ASA++                                                      1.73         07/06/2009         597,240
    250,000  E.ON AG++                                                               0.80         04/30/2009         249,839
    300,000  EBBETS FUNDING LLC++                                                    0.60         04/07/2009         299,970
    250,000  EBBETS FUNDING LLC++                                                    0.70         04/16/2009         249,927
    500,000  EKSPORTFINANS ASA++                                                     1.50         09/02/2009         496,792
    500,000  ERASMUS CAPITAL CORPORATION++(p)                                        1.00         05/07/2009         499,500
    250,000  GEMINI SECURITIZATION CORPORATION LLC++(p)                              0.72         04/13/2009         249,940
    503,000  GEMINI SECURITIZATION CORPORATION LLC++(p)                              0.82         04/27/2009         502,702
    250,000  GOVCO LLC++(p)                                                          0.95         06/25/2009         249,439
  1,000,000  GRAMPIAN FUNDING LLC++                                                  1.25         04/14/2009         999,549
  1,000,000  ING USA FUNDING LLC                                                     0.86         04/07/2009         999,857
    100,000  ING USA FUNDING LLC                                                     1.71         07/01/2009          99,568
    500,000  INTESA FUNDING LLC                                                      0.94         06/16/2009         499,008
    250,000  KITTY HAWK FUNDING CORPORATION++(p)                                     0.60         06/01/2009         249,746
    500,000  LEXINGTON PARKER CAPITAL++(p)                                           1.20         04/03/2009         499,967
    250,000  LEXINGTON PARKER CAPITAL++(p)                                           1.35         06/11/2009         249,334
    250,000  LEXINGTON PARKER CAPITAL++(p)                                           1.35         06/17/2009         249,278
    150,000  LLOYDS TSB BANK PLC                                                     1.25         04/14/2009         149,932
    500,000  LMA AMERICAS LLC++(p)                                                   0.57         04/29/2009         499,778
    250,000  LMA AMERICAS LLC++(p)                                                   0.90         05/27/2009         249,650
    250,000  MATCHPOINT MASTER TRUST++(p)                                            0.50         04/20/2009         249,934
    250,000  MATCHPOINT MASTER TRUST++(p)                                            0.80         05/11/2009         249,778
    250,000  METLIFE SHORT TERM FUND LLC++                                           1.55         05/20/2009         249,473
    250,000  METLIFE SHORT TERM FUND LLC++                                           1.51         05/26/2009         249,423
    250,000  METLIFE SHORT TERM FUNDING LLC++                                        1.25         06/09/2009         249,401


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT MONEY MARKET FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COMMERCIAL PAPER (continued)
$   500,000 NATIONWIDE BUILDING SOCIETY++                                            1.47%        06/05/2009    $    498,673
    300,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                1.00         04/16/2009         299,875
    250,000 NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                1.00         05/11/2009         249,722
    400,000 NORDEA NORTH AMERICA INCORPORATED                                        0.87         05/12/2009         399,604
    500,000 NORDEA NORTH AMERICA INCORPORATED                                        0.86         06/19/2009         499,056
    500,000 OLD LINE FUNDING LLC++                                                   0.55         04/03/2009         499,985
    250,000 PICAROS FUNDING LLC++(p)                                                 1.65         05/21/2009         249,427
    350,000 PRUDENTIAL PLC++(p)                                                      1.73         04/15/2009         349,765
    250,000 PRUDENTIAL PLC++(p)                                                      1.35         06/03/2009         249,409
    250,000 PRUDENTIAL PLC++(p)                                                      1.52         06/16/2009         249,198
    250,000 PRUDENTIAL PLC++(p)                                                      1.80         07/15/2009         248,688
    250,000 REGENCY MARKETS #1 LLC++(p)                                              0.75         04/15/2009         249,927
    250,000 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/14/2009         249,950
    250,000 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/17/2009         249,939
    500,000 ROMULUS FUNDING CORPORATION++(p)                                         1.40         05/27/2009         498,911
    250,000 SAN PAOLO IMI US FINANCIAL COMPANY                                       0.95         06/03/2009         249,584
  1,000,000 SOCIETE GENERALE NORTH AMERICA                                           1.15         07/01/2009         997,093
    400,000 STADSHYPOTEK DELAWARE++                                                  1.15         05/29/2009         399,259
    600,000 STADSHYPOTEK DELAWARE++                                                  1.15         06/18/2009         598,505
    500,000 STARBIRD FUNDING CORPORATION++                                           1.70         04/06/2009         499,882
    250,000 STARBIRD FUNDING CORPORATION++                                           1.25         04/07/2009         249,948
    300,000 STATE STREET CORPORATION                                                 0.40         04/01/2009         300,000
    250,000 SURREY FUNDING CORPORATION++(p)                                          0.75         05/06/2009         249,818
    200,000 SWEDISH EXPORT CREDIT                                                    0.85         07/01/2009         199,570
    300,000 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.90         06/15/2009         299,438
    300,000 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  1.00         04/30/2009         299,758
    400,000 TULIP FUNDING CORPORATION++                                              0.60         04/06/2009         399,967
    250,000 UBS FINANCE DELAWARE LLC                                                 1.18         04/15/2009         249,885
    300,000 UBS FINANCE DELAWARE LLC                                                 1.47         05/22/2009         299,375
    250,000 UBS FINANCE DELAWARE LLC                                                 1.40         06/10/2009         249,319
    400,000 VERSAILLES COMMERCIAL PAPER LLC++                                        0.60         04/01/2009         400,000
    300,000 WESTPAC SECURITIES NZ LIMITED++                                          1.20         04/09/2009         299,920
    400,000 WESTPAC SECURITIES NZ LIMITED++                                          1.40         07/20/2009         398,289
    250,000 WINDMILL FUNDING CORPORATION++(p)                                        0.87         05/19/2009         249,710
    300,000 WINDMILL FUNDING CORPORATION++(p)                                        0.88         06/01/2009         299,553
TOTAL COMMERCIAL PAPER (COST $30,109,101)                                                                         30,109,101
                                                                                                                ------------
CORPORATE BONDS & NOTES: 7.31%
    500,000 BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-              1.19         02/05/2010         500,000
  1,000,000 BANK OF IRELAND+/-++                                                     1.71         10/02/2009       1,000,000
    300,000 BASF FINANCE EUROPE NV+/-++                                              1.15         11/20/2009         300,000
    250,000 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++             1.23         09/10/2009         250,000
    250,000 COMMONWEALTH BANK (AUSTRALIA)+/-++                                       1.63         10/02/2009         250,000
     95,000 GBG LLC+/-++ ss                                                          2.00         09/01/2027          95,000
    250,000 IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                                 1.47         09/25/2009         250,000
    100,000 LTF REAL ESTATE VRDN I LLC+/-++ ss                                       1.70         06/01/2033         100,000
    500,000 RABOBANK NEDERLAND NV+/-++                                               1.43         10/09/2009         500,000
    250,000 ROYAL BANK OF CANADA+/-++                                                1.54         10/15/2009         250,000
    400,000 ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                    1.72         10/09/2009         400,000
    250,000 SVENSKA HANDELSBANKEN AB+/-++                                            1.51         08/25/2009         250,000
    250,000 WACHOVIA BANK NA+/-(l)                                                   1.64         05/01/2009         250,000
TOTAL CORPORATE BONDS & NOTES (COST $4,395,000)                                                                    4,395,000
                                                                                                                ------------
MEDIUM TERM NOTES: 1.25%
    500,000 GENERAL ELECTRIC CAPITAL CORPORATION+/-                                  0.57         10/09/2009         500,000
    250,000 ING USA GLOBAL FUNDING TRUST+/-(i)                                       1.30         10/19/2009         250,000
TOTAL MEDIUM TERM NOTES (COST $750,000)                                                                              750,000
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT MONEY MARKET FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
MUNICIPAL BONDS & NOTES: 4.51%
$   200,000 CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                             0.30%        07/01/2035    $    200,000
    200,000 CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.82         05/01/2017         200,000
    400,000 CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
               BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                             0.35         07/01/2034         400,000
    300,000 COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
               SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                      1.55         05/01/2038         300,000
    250,000 DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                                3.50         12/15/2037         250,000
    500,000 KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
               REVENUE, SOCIETE GENERALE LOC)+/-ss                                   0.30         08/01/2016         500,000
    460,000 MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
               BANK OF AMERICA NA LOC)+/-ss                                          1.15         11/01/2028         459,979
    200,000 NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
               PROJECTS (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                             0.40         07/01/2035         200,000
    100,000 NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
               (TOLL ROAD REVENUE LOC)+/-ss                                          3.75         01/01/2018         100,000
    100,000 TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
               (OTHER REVENUE, NATIONSBANK NA LOC)+/-ss                              1.25         06/01/2045         100,000
TOTAL MUNICIPAL BONDS & NOTES (COST $2,709,979)                                                                    2,709,979
                                                                                                                ------------
SECURED MASTER NOTE AGREEMENT: 1.61%
    969,000 BANK OF AMERICA SECURITIES LLC+/-++ ss                                    0.44        09/09/2034         969,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $969,000)                                                                  969,000
                                                                                                                ------------
REPURCHASE AGREEMENTS: 21.58%
  5,000,000 BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $5,000,035)                                0.25         04/01/2009       5,000,000
  2,000,000 BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $2,000,017)                     0.30         04/01/2009       2,000,000
  1,964,047 GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $1,964,056)                     0.17         04/01/2009       1,964,045
  4,000,000 JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $4,000,027)                                0.24         04/01/2009       4,000,000
TOTAL REPURCHASE AGREEMENTS (COST $12,964,045)                                                                    12,964,045
                                                                                                                ------------
TIME DEPOSITS: 6.66%
  1,000,000 BANCO BILBAO VIZCAYA ARGENTARIA SA                                       0.38         04/01/2009       1,000,000
  1,000,000 CITIBANK NA NASSAU                                                       0.30         04/01/2009       1,000,000
  1,000,000 DEXIA CREDIT LOCAL DE FRANCE SA                                          0.85         04/01/2009       1,000,000
  1,000,000 NATIXIS                                                                  0.38         04/02/2009       1,000,000
TOTAL TIME DEPOSITS (COST $4,000,000)                                                                              4,000,000
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $60,047,145)*                                                  99.94%                                  $ 60,047,145
OTHER ASSETS AND LIABILITIES, NET                                        0.06                                         34,884
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $ 60,082,029
                                                                       ------                                   ------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF
     $250,000.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT MONEY MARKET FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 90.82%
AMUSEMENT & RECREATION SERVICES: 1.10%
    409,000 INTERNATIONAL GAME TECHNOLOGY                                                                       $  3,770,980
                                                                                                                ------------
APPAREL & ACCESSORY STORES: 2.26%
    276,000 NORDSTROM INCORPORATED<<                                                                               4,623,000
    193,272 URBAN OUTFITTERS INCORPORATED+                                                                         3,163,863
                                                                                                                   7,786,863
                                                                                                                ------------
BUSINESS SERVICES: 8.95%
    244,000 AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                    4,733,600
    248,000 ELECTRONIC ARTS INCORPORATED+                                                                          4,511,120
    139,000 FISERV INCORPORATED<<+                                                                                 5,067,940
    293,000 IMS HEALTH INCORPORATED                                                                                3,653,710
    420,000 NCR CORPORATION+                                                                                       3,339,000
    198,100 OMNICOM GROUP INCORPORATED                                                                             4,635,540
    271,000 RED HAT INCORPORATED+                                                                                  4,834,640
                                                                                                                  30,775,550
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 4.48%
     69,000 AMGEN INCORPORATED+                                                                                    3,416,880
     93,000 CLOROX COMPANY<<                                                                                       4,787,640
    107,000 PRAXAIR INCORPORATED                                                                                   7,200,030
                                                                                                                  15,404,550
                                                                                                                ------------
COAL MINING: 0.34%
     46,000 PEABODY ENERGY CORPORATION                                                                             1,151,840
                                                                                                                ------------
COMMUNICATIONS: 6.21%
    334,000 CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                 4,321,960
    477,000 COMCAST CORPORATION CLASS A                                                                            6,138,990
    216,000 LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                       4,309,200
    605,000 LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                        1,754,500
    215,000 SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              4,839,650
                                                                                                                  21,364,300
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 3.59%
    211,600 BANK OF NEW YORK MELLON CORPORATION                                                                    5,977,700
    204,000 BB&T CORPORATION<<                                                                                     3,451,680
    313,000 MARSHALL & ILSLEY CORPORATION<<                                                                        1,762,190
     33,000 TORONTO-DOMINION BANK                                                                                  1,137,516
                                                                                                                  12,329,086
                                                                                                                ------------
EATING & DRINKING PLACES: 1.58%
    159,023 DARDEN RESTAURANTS INCORPORATED                                                                        5,448,128
                                                                                                                ------------
EDUCATIONAL SERVICES: 1.32%
     58,000 APOLLO GROUP INCORPORATED CLASS A+                                                                     4,543,140
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.42%
    285,500 REPUBLIC SERVICES INCORPORATED                                                                         4,896,325
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 10.22%
    129,000 AMPHENOL CORPORATION CLASS A                                                                           3,675,210
  3,516,000 ARM HOLDINGS PLC                                                                                       5,171,034
    252,000 MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                4,155,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
    419,000 MICROSEMI CORPORATION+                                                                              $  4,860,400
    273,000 NETAPP INCORPORATED<<+                                                                                 4,051,320
    898,000 ON SEMICONDUCTOR CORPORATION+                                                                          3,502,200
    295,000 POLYCOM INCORPORATED<<+                                                                                4,540,050
    119,000 ROCKWELL COLLINS INCORPORATED                                                                          3,884,160
     44,000 WHIRLPOOL CORPORATION<<                                                                                1,301,960
                                                                                                                  35,141,814
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.49%
    186,000 ACCENTURE LIMITED CLASS A                                                                              5,113,140
                                                                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.87%
    170,000 CROWN HOLDINGS INCORPORATED+                                                                           3,864,100
    195,000 ILLINOIS TOOL WORKS INCORPORATED                                                                       6,015,750
                                                                                                                   9,879,850
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 2.66%
     85,000 GENERAL MILLS INCORPORATED                                                                             4,239,800
    222,000 PEPSI BOTTLING GROUP INCORPORATED                                                                      4,915,080
                                                                                                                   9,154,880
                                                                                                                ------------
FOOD STORES: 1.32%
    214,000 KROGER COMPANY                                                                                         4,541,080
                                                                                                                ------------
FURNITURE & FIXTURES: 0.43%
    213,000 MASCO CORPORATION                                                                                      1,486,740
                                                                                                                ------------
GENERAL MERCHANDISE STORES: 1.45%
    145,000 TARGET CORPORATION                                                                                     4,986,550
                                                                                                                ------------
HEALTH SERVICES: 1.71%
  2,283,000 HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                    5,890,140
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.92%
    175,000 DOVER CORPORATION                                                                                      4,616,500
    138,000 NATIONAL OILWELL VARCO INCORPORATED+                                                                   3,961,980
    240,000 PALL CORPORATION                                                                                       4,903,200
                                                                                                                  13,481,680
                                                                                                                ------------
INSURANCE CARRIERS: 5.98%
    140,000 ACE LIMITED                                                                                            5,656,000
    160,000 HCC INSURANCE HOLDINGS INCORPORATED                                                                    4,030,400
     66,000 PARTNERRE LIMITED                                                                                      4,096,620
    136,900 RENAISSANCERE HOLDINGS LIMITED                                                                         6,768,336
                                                                                                                  20,551,356
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 5.93%
    180,000 COOPER COMPANIES INCORPORATED<<                                                                        4,759,200
    165,000 RESMED INCORPORATED+                                                                                   5,831,100
    215,000 ROCKWELL AUTOMATION INCORPORATED                                                                       4,695,600
    138,000 WATERS CORPORATION+                                                                                    5,099,100
                                                                                                                  20,385,000
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.36%
    159,000 MEDTRONIC INCORPORATED                                                                              $  4,685,730
                                                                                                                ------------
MEDICAL PRODUCTS: 1.22%
    115,000 ZIMMER HOLDINGS INCORPORATED+                                                                          4,197,500
                                                                                                                ------------
MISCELLANEOUS RETAIL: 3.09%
    176,000 CVS CAREMARK CORPORATION                                                                               4,838,240
    320,000 STAPLES INCORPORATED                                                                                   5,795,200
                                                                                                                  10,633,440
                                                                                                                ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.18%
    169,000 J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                            4,074,590
                                                                                                                ------------
OIL & GAS EXTRACTION: 6.60%
     72,000 APACHE CORPORATION                                                                                     4,614,480
    118,800 TRANSOCEAN LIMITED+                                                                                    6,990,192
    490,000 WEATHERFORD INTERNATIONAL LIMITED<<+                                                                   5,424,300
    185,000 XTO ENERGY INCORPORATED                                                                                5,664,700
                                                                                                                  22,693,672
                                                                                                                ------------
PERSONAL SERVICES: 0.97%
    230,500 REGIS CORPORATION                                                                                      3,330,725
                                                                                                                ------------
PRIMARY METAL INDUSTRIES: 0.85%
     77,000 NUCOR CORPORATION                                                                                      2,939,090
                                                                                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.42%
    354,778 SEALED AIR CORPORATION                                                                                 4,895,936
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.71%
    424,280 INVESCO LIMITED                                                                                        5,880,522
                                                                                                                ------------
TRANSPORTATION BY AIR: 0.73%
    455,000 TAM SA ADR<<+                                                                                          2,502,500
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 1.20%
    343,000 JOHNSON CONTROLS INCORPORATED<<                                                                        4,116,000
                                                                                                                ------------
TRAVEL & RECREATION: 1.26%
    200,000 CARNIVAL CORPORATION+                                                                                  4,320,000
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $426,051,029)                                                                          312,352,697
                                                                                                                ------------
INVESTMENT COMPANIES: 3.31%
STOCK FUNDS: 3.31%
    180,000 UTILITIES SELECT SECTOR SPDR FUND<<                                                                    4,597,200
    148,000 VANGUARD REIT ETF<<                                                                                    3,593,440
     60,000 VANGUARD UTILITIES ETF                                                                                 3,189,600
                                                                                                                  11,380,240
                                                                                                                ------------
TOTAL INVESTMENT COMPANIES (COST $13,997,899)                                                                     11,380,240
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
RIGHTS: 0.00%
    230,000 SEAGATE TECHNOLOGY RIGHTS+(a)                                                                       $          0
TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 11.35%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.23%
  1,914,924 BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              1,914,924
  1,914,924 DAILY ASSETS FUND INSTITUTIONAL                                                                        1,914,924
  1,914,924 DREYFUS CASH MANAGEMENT FUND                                                                           1,914,924
  1,914,924 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,914,924
                                                                                                                   7,659,696
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.12%
$   467,055 ABN AMRO BANK NV (CHICAGO)                                              2.06%         04/01/2009         467,055
    264,664 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.55          04/03/2009         264,664
    467,055 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                           0.75          04/09/2009         467,055
     15,568 AMSTEL FUNDING CORPORATION++                                            1.50          04/06/2009          15,565
    544,897 AMSTERDAM FUNDING CORPORATION++                                         0.50          04/22/2009         544,738
     31,137 ANTALIS US FUNDING CORPORATION++                                        0.50          04/01/2009          31,137
    614,955 ANTALIS US FUNDING CORPORATION++(p)                                     0.68          04/21/2009         614,723
    669,445 BANCO BILBAO VIZCAYA ARGENTARIA SA                                      0.38          04/01/2009         669,445
  1,743,670 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,743,682)               0.25          04/01/2009       1,743,670
    202,390 BANK OF IRELAND                                                         0.60          04/01/2009         202,390
  4,265,765 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $4,265,801)                                                          0.30          04/01/2009       4,265,765
    202,390 BNP PARIBAS (PARIS)                                                     0.30          04/01/2009         202,390
    622,739 BRYANT BANK FUNDING LLC++(p)                                            0.47          04/20/2009         622,585
    669,445 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                 0.50          04/01/2009         669,445
    233,527 CALYON (LONDON)                                                         0.45          04/01/2009         233,527
    420,349 CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.60          04/08/2009         420,300
    748,496 CHEYNE FINANCE LLC+/-####(a)(i)++                                       0.00          02/25/2008          12,350
    576,265 CHEYNE FINANCE LLC+/-####(a)(i)++                                       0.00          05/19/2008           9,508
    435,918 CLIPPER RECEIVABLES CORPORATION++(p)                                    0.85          04/01/2009         435,918
    140,116 CLIPPER RECEIVABLES CORPORATION++                                       0.85          04/03/2009         140,110
     41,568 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               2.25          10/01/2038          41,568
    280,233 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            3.50          12/15/2037         280,233
    747,287 DEXIA CREDIT LOCAL DE FRANCE SA                                         0.85          04/01/2009         747,287
    591,602 E.ON AG++                                                               0.60          04/22/2009         591,395
    155,685 EBBETS FUNDING LLC++                                                    0.60          04/06/2009         155,672
    233,527 EBBETS FUNDING LLC++                                                    0.60          04/07/2009         233,504
    116,764 EDISON ASSET SECURITIZATION LLC++(p)                                    0.50          04/21/2009         116,731
     31,137 ELYSIAN FUNDING LLC++                                                   0.55          04/06/2009          31,135
     62,274 ELYSIAN FUNDING LLC++                                                   0.60          04/01/2009          62,274
    155,685 ELYSIAN FUNDING LLC++                                                   0.60          04/07/2009         155,669
    272,449 ERASMUS CAPITAL CORPORATION++                                           0.50          04/06/2009         272,430
     77,842 GEMINI SECURITIZATION INCORPORATED++(p)                                 0.50          04/21/2009          77,821
    467,055 GEMINI SECURITIZATION INCORPORATED++                                    0.55          04/14/2009         466,962
    843,890 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $843,894)                 0.17          04/01/2009         843,890
     46,705 GRAMPIAN FUNDING LLC++                                                  0.58          04/06/2009          46,702
  2,729,190 GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/23/2009         978,142
     25,688 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   2.75          11/01/2042          25,688
     31,137 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                      1.00          01/01/2018          31,137
  1,556,849 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,556,859)               0.24          04/01/2009       1,556,849
     46,705 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  1.00          04/15/2025          46,705
    467,055 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                          0.88          04/08/2009         466,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   198,654 LLOYDS TSB BANK PLC                                                     0.50%         04/06/2009    $    198,640
    322,423 LLOYDS TSB BANK PLC                                                     0.50          04/09/2009         322,388
     12,455 LLOYDS TSB BANK PLC                                                     0.50          04/14/2009          12,453
    467,055 LMA AMERICAS LLC++                                                      0.57          04/29/2009         466,848
    544,897 MATCHPOINT MASTER TRUST++                                               0.43          04/27/2009         544,728
     66,944 MISSISSIPPI STATE GO+/-ss                                               5.00          11/01/2028          66,944
    202,390 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $202,394)                    0.66          04/01/2009         202,390
    622,739 NATIXIS                                                                 0.38          04/02/2009         622,739
     31,137 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                3.75          01/01/2018          31,137
    202,390 NORDEA BANK AB                                                          0.30          04/01/2009         202,390
    196,163 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/15/2009         196,121
    280,233 REGENCY MARKETS #1 LLC++(p)                                             0.55          04/20/2009         280,151
    311,370 ROMULUS FUNDING CORPORATION++                                           0.90          04/24/2009         311,191
    155,685 ROMULUS FUNDING CORPORATION++(p)                                        1.00          04/22/2009         155,594
    467,055 SANPAOLO IMI US FINANCIAL COMPANY                                       0.49          04/21/2009         466,927
    544,897 SOCIETE GENERALE NY                                                     1.05          04/27/2009         545,152
    563,579 STARBIRD FUNDING CORPORATION++                                          0.60          04/30/2009         563,307
    155,685 STATE STREET CORPORATION                                                0.40          04/01/2009         155,685
    467,055 SURREY FUNDING CORPORATION++(p)                                         0.55          04/06/2009         467,019
    622,739 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.53          04/20/2009         622,565
    544,897 TICONDEROGA MASTER FUNDING LIMITED++                                    0.45          04/28/2009         544,713
    544,897 TULIP FUNDING CORPORATION++(p)                                          0.50          04/15/2009         544,791
    576,034 UBS FINANCE (DELAWARE) LLC                                              0.55          04/23/2009         575,840
    544,897 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                0.70          04/27/2009         544,622
    233,527 VERSAILLES CP LLC++                                                     0.60          04/01/2009         233,527
  1,037,861 VICTORIA FINANCE LLC+/-####(a)(i)++                                     0.38          07/28/2008         477,416
    602,698 VICTORIA FINANCE LLC+/-####(a)(i)++                                     0.41          08/07/2008         277,241
    738,452 VICTORIA FINANCE LLC+/-####(a)(i)++                                     1.19          04/03/2008         339,688
  1,198,641 VICTORIA FINANCE LLC+/-####(a)(i)++                                     1.20          02/15/2008         551,375
  1,155,993 WHITE PINE FINANCE LLC+/-####(a)(i)++                                   1.15          02/22/2008         967,106
     93,411 WINDMILL FUNDING CORPORATION++                                          0.40          04/03/2009          93,409
    529,329 WINDMILL FUNDING CORPORATION++(p)                                       0.50          04/24/2009         529,159
                                                                                                                  31,374,365
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,013,782)                                                        39,034,061
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 6.52%
 22,443,027 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          22,443,027
TOTAL SHORT-TERM INVESTMENTS (COST $22,443,027)                                                                   22,443,027
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $503,505,737)*                                                   112.00%                                  $385,210,025
OTHER ASSETS AND LIABILITIES, NET                                      (12.00)                                   (41,275,913)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $343,934,112
                                                                       ------                                   ------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

+    NON-INCOME EARNING SECURITIES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,443,027.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $507,761,241 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  18,387,078
GROSS UNREALIZED DEPRECIATION                 (140,938,294)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(122,551,216)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 99.65%
AMUSEMENT & RECREATION SERVICES: 2.18%
    106,497 WMS INDUSTRIES INCORPORATED+<<                                                                      $  2,226,852
                                                                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.23%
     68,842 WRIGHT EXPRESS CORPORATION+<<                                                                          1,254,301
                                                                                                                ------------
BUSINESS SERVICES: 22.39%
     16,500 ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                     609,675
     33,069 BANKRATE INCORPORATED+<<                                                                                 825,072
     51,600 FORRESTER RESEARCH INCORPORATED+<<                                                                     1,060,896
    132,565 GARTNER INCORPORATED+                                                                                  1,459,541
    366,992 GLOBAL CASH ACCESS INCORPORATED+                                                                       1,401,909
    259,911 LAWSON SOFTWARE INCORPORATED+                                                                          1,104,622
    215,619 MARCHEX INCORPORATED CLASS B                                                                             741,729
    206,802 OMNITURE INCORPORATED+<<                                                                               2,727,718
    311,534 ON ASSIGNMENT INCORPORATED+                                                                              844,257
     56,063 PHASE FORWARD INCORPORATED+                                                                              717,046
    210,400 SAPIENT CORPORATION+                                                                                     940,488
    497,412 SKILLSOFT PLC ADR+                                                                                     3,327,686
    194,034 SYKES ENTERPRISES INCORPORATED+<<                                                                      3,226,785
    127,258 SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                                 1,560,183
    139,622 TELETECH HOLDINGS INCORPORATED+                                                                        1,520,484
    102,962 THE KNOT INCORPORATED+                                                                                   844,288
                                                                                                                  22,912,379
                                                                                                                ------------
CASINO & GAMING: 0.59%
     86,304 PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                   607,580
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 2.98%
     50,101 INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                          1,334,190
    103,854 NOVEN PHARMACEUTICALS INCORPORATED+                                                                      984,536
     75,330 PAREXEL INTERNATIONAL CORPORATION+                                                                       732,961
                                                                                                                   3,051,687
                                                                                                                ------------
COMMUNICATIONS: 5.18%
    137,525 CBEYOND INCORPORATED+<<                                                                                2,589,596
    264,980 LIVE NATION INCORPORATED+<<                                                                              707,497
     71,449 LODGENET ENTERTAINMENT CORPORATION+<<                                                                    113,604
     38,300 NII HOLDINGS INCORPORATED+                                                                               574,500
    412,586 PAETEC HOLDING CORPORATION+                                                                              594,124
     31,100 SBA COMMUNICATIONS CORPORATION CLASS A+                                                                  724,630
                                                                                                                   5,303,951
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 1.10%
     64,800 FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 574,776
     19,452 SIGNATURE BANK+<<                                                                                        549,130
                                                                                                                   1,123,906
                                                                                                                ------------
E-COMMERCE/SERVICES: 3.26%
    254,945 GSI COMMERCE INCORPORATED+<<                                                                           3,339,780
                                                                                                                ------------
EATING & DRINKING PLACES: 1.03%
     69,200 CKE RESTAURANTS INCORPORATED                                                                             581,280
     49,100 TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                  467,923
                                                                                                                   1,049,203
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
EDUCATIONAL SERVICES: 0.65%
     38,366 GRAND CANYON EDUCATION INCORPORATED+<<                                                              $    662,197
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 14.54%
     17,120 DOLBY LABORATORIES INCORPORATED CLASS A+                                                                 583,963
     69,300 GREATBATCH INCORPORATED+<<                                                                             1,340,955
    227,934 INFORMATION SERVICES GROUP INCORPORATED+                                                                 699,757
    135,099 MICROSEMI CORPORATION+                                                                                 1,567,148
    373,952 PMC-SIERRA INCORPORATED+<<                                                                             2,385,814
     84,133 POLYPORE INTERNATIONAL INCORPORATED+                                                                     338,215
     36,272 POWER INTEGRATIONS INCORPORATED<<                                                                        623,878
     30,600 REGAL-BELOIT CORPORATION<<                                                                               937,584
     28,800 SILICON LABORATORIES INCORPORATED+                                                                       760,320
    143,788 SOLERA HOLDINGS INCORPORATED+                                                                          3,563,067
     47,978 SYNAPTICS INCORPORATED+<<                                                                              1,283,891
     86,169 UNIVERSAL DISPLAY CORPORATION+<<                                                                         790,170
                                                                                                                  14,874,762
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.90%
     12,000 IHS INCORPORATED+                                                                                        494,160
     61,494 NAVIGANT CONSULTING INCORPORATED+                                                                        803,727
    197,003 RESOURCES CONNECTION INCORPORATED+<<                                                                   2,970,805
     15,170 WATSON WYATT & COMPANY HOLDINGS                                                                          748,943
                                                                                                                   5,017,635
                                                                                                                ------------
FINANCIAL INSTITUTIONS: 0.77%
     82,200 DOLLAR FINANCIAL CORPORATION+<<                                                                          782,544
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 0.25%
    161,103 SENOMYX INCORPORATED+                                                                                    256,154
                                                                                                                ------------
HEALTH SERVICES: 1.81%
     27,836 CARDIONET INCORPORATED+                                                                                  781,078
    130,894 INVENTIV HEALTH INCORPORATED+                                                                          1,068,095
                                                                                                                   1,849,173
                                                                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.67%
     48,332 HHGREGG INCORPORATED+<<                                                                                  683,898
                                                                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.72%
    315,509 GREAT WOLF RESORTS INCORPORATED+<<                                                                       735,136
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.31%
     80,410 ACTUANT CORPORATION CLASS A<<                                                                            830,635
     64,135 GARDNER DENVER INCORPORATED+                                                                           1,394,295
     37,300 SCIENTIFIC GAMES CORPORATION CLASS A+                                                                    451,703
     21,900 THE MIDDLEBY CORPORATION+<<                                                                              710,217
                                                                                                                   3,386,850
                                                                                                                ------------
INSURANCE CARRIERS: 3.23%
     50,477 FIRST MERCURY FINANCIAL CORPORATION+                                                                     728,888
     16,745 THE NAVIGATORS GROUP INCORPORATED+                                                                       790,029
     72,500 TOWER GROUP INCORPORATED                                                                               1,785,675
                                                                                                                   3,304,592
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
LEGAL SERVICES: 0.97%
     20,109 FTI CONSULTING INCORPORATED+<<                                                                      $    994,993
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 10.17%
     78,400 ALIGN TECHNOLOGY INCORPORATED+<<                                                                         621,712
    114,242 CELERA CORPORATION+                                                                                      871,666
     45,700 ESTERLINE TECHNOLOGIES CORPORATION+                                                                      922,683
    159,234 EV3 INCORPORATED+<<                                                                                    1,130,561
    308,965 IXIA+                                                                                                  1,597,349
    118,345 SENORX INCORPORATED+                                                                                     409,474
    104,505 SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                  1,496,512
     75,330 SONOSITE INCORPORATED+                                                                                 1,346,900
    233,481 SPECTRANETICS CORPORATION+                                                                               590,707
    105,202 SYMMETRY MEDICAL INCORPORATED+                                                                           663,825
     31,899 VARIAN INCORPORATED+                                                                                     757,282
                                                                                                                  10,408,671
                                                                                                                ------------
MEDICAL MANAGEMENT SERVICES: 0.66%
     52,100 COVENTRY HEALTH CARE INCORPORATED+                                                                       674,174
                                                                                                                ------------
MEDICAL PRODUCTS: 1.00%
     70,259 VOLCANO CORPORATION+                                                                                   1,022,268
                                                                                                                ------------
METAL FABRICATE, HARDWARE: 0.23%
     29,500 CHART INDUSTRIES INCORPORATED+                                                                           232,460
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.56%
    201,042 SHUFFLE MASTER INCORPORATED+                                                                             576,991
                                                                                                                ------------
MOTION PICTURES: 2.74%
    100,364 CINEMARK HOLDINGS INCORPORATED                                                                           942,418
    141,320 NATIONAL CINEMEDIA INCORPORATED                                                                        1,862,598
                                                                                                                   2,805,016
                                                                                                                ------------
OIL & GAS EXTRACTION: 2.86%
    110,900 BRIGHAM EXPLORATION COMPANY+                                                                             210,710
     56,300 CONCHO RESOURCES INCORPORATED+                                                                         1,440,717
     28,000 GOODRICH PETROLEUM CORPORATION+<<                                                                        542,080
     61,400 VENOCO INCORPORATED+                                                                                     201,392
     20,600 WHITING PETROLEUM CORPORATION+                                                                           532,510
                                                                                                                   2,927,409
                                                                                                                ------------
PERSONAL SERVICES: 0.55%
     30,500 WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                               565,775
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.97%
    232,697 INNERWORKINGS INCORPORATED+<<                                                                            993,616
    165,450 SHUTTERFLY INCORPORATED+                                                                               1,550,267
     92,610 VISTAPRINT LIMITED+<<                                                                                  2,545,849
                                                                                                                   5,089,732
                                                                                                                ------------
REAL ESTATE: 0.43%
    109,250 CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             440,278
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.45%
     62,141 EVERCORE PARTNERS INCORPORATED CLASS A<<                                                                 960,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
    164,096 GFI GROUP INCORPORATED<<                                                                            $    526,748
                                                                                                                   1,486,826
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 0.65%
     31,100 POLARIS INDUSTRIES INCORPORATED                                                                          666,784
                                                                                                                ------------
TRANSPORTATION SERVICES: 1.30%
     33,700 HUB GROUP INCORPORATED CLASS A+<<                                                                        572,900
    195,014 ORBITZ WORLDWIDE INCORPORATED+                                                                           251,568
     42,300 UTI WORLDWIDE INCORPORATED                                                                               505,485
                                                                                                                   1,329,953
                                                                                                                ------------
WHOLESALE TRADE-DURABLE GOODS: 0.32%
     22,900 LKQ CORPORATION+                                                                                         326,783
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $154,339,036)                                                                          101,970,693
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 28.66%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.86%
  1,500,394 BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              1,500,394
  1,500,394 DAILY ASSETS FUND INSTITUTIONAL                                                                        1,500,394
  1,500,394 DREYFUS CASH MANAGEMENT FUND                                                                           1,500,394
  1,500,394 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,500,394
                                                                                                                   6,001,576
                                                                                                                ------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 22.80%
$   365,950 ABN AMRO BANK NV (CHICAGO)                                               2.06%        04/01/2009         365,950
    207,371 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.55         04/03/2009         207,371
    365,950 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.75         04/09/2009         365,950
     12,198 AMSTEL FUNDING CORPORATION++                                             1.50         04/06/2009          12,196
    426,941 AMSTERDAM FUNDING CORPORATION++                                          0.50         04/22/2009         426,817
     24,397 ANTALIS US FUNDING CORPORATION++                                         0.50         04/01/2009          24,397
    481,834 ANTALIS US FUNDING CORPORATION++(p)                                      0.68         04/21/2009         481,652
    524,528 BANCO BILBAO VIZCAYA ARGENTARIA SA                                       0.38         04/01/2009         524,528
  1,366,212 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,366,221)                0.25         04/01/2009       1,366,212
    158,578 BANK OF IRELAND                                                          0.60         04/01/2009         158,578
  3,342,340 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITI (MATURITY VALUE
               $3,342,368)                                                           0.30         04/01/2009       3,342,340
    158,578 BNP PARIBAS (PARIS)                                                      0.30         04/01/2009         158,578
    487,933 BRYANT BANK FUNDING LLC++(p)                                             0.47         04/20/2009         487,812
    524,528 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                  0.50         04/01/2009         524,528
    182,975 CALYON (LONDON)                                                          0.45         04/01/2009         182,975
    329,355 CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.60         04/08/2009         329,316
    327,385 CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00         02/25/2008           5,402
    252,053 CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00         05/19/2008           4,159
    341,553 CLIPPER RECEIVABLES CORPORATION++(p)                                     0.85         04/01/2009         341,553
    109,785 CLIPPER RECEIVABLES CORPORATION++                                        0.85         04/03/2009         109,780
     32,570 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                2.25         10/01/2038          32,570
    219,570 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             3.50         12/15/2037         219,570
    585,519 DEXIA CREDIT LOCAL DE FRANCE SA                                          0.85         04/01/2009         585,519
    463,536 E.ON AG++                                                                0.60         04/22/2009         463,374
    121,983 EBBETS FUNDING LLC++                                                     0.60         04/06/2009         121,973
    182,975 EBBETS FUNDING LLC++                                                     0.60         04/07/2009         182,957
     91,487 EDISON ASSET SECURITIZATION LLC++(p)                                     0.50         04/21/2009          91,462

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    24,397 ELYSIAN FUNDING LLC++                                                    0.55%        04/06/2009    $     24,395
     48,793 ELYSIAN FUNDING LLC++                                                    0.60         04/01/2009          48,793
    121,983 ELYSIAN FUNDING LLC++                                                    0.60         04/07/2009         121,971
    213,471 ERASMUS CAPITAL CORPORATION++                                            0.50         04/06/2009         213,456
     60,992 GEMINI SECURITIZATION INCORPORATED++(p)                                  0.50         04/21/2009          60,975
    365,950 GEMINI SECURITIZATION INCORPORATED++                                     0.55         04/14/2009         365,877
    661,210 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $661,213)                  0.17         04/01/2009         661,210
     36,595 GRAMPIAN FUNDING LLC++                                                   0.58         04/06/2009          36,592
  1,193,721 GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/23/2009         427,830
     20,127 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    2.75         11/01/2042          20,127
     24,397 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       1.00         01/01/2018          24,397
  1,219,832 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,219,840)                0.24         04/01/2009       1,219,832
     36,595 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   1.00         04/15/2025          36,595
    365,950 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.88         04/08/2009         365,887
    155,651 LLOYDS TSB BANK PLC                                                      0.50         04/06/2009         155,640
    252,627 LLOYDS TSB BANK PLC                                                      0.50         04/09/2009         252,599
      9,759 LLOYDS TSB BANK PLC                                                      0.50         04/14/2009           9,757
    365,950 LMA AMERICAS LLC++                                                       0.57         04/29/2009         365,787
    426,941 MATCHPOINT MASTER TRUST++                                                0.43         04/27/2009         426,809
     52,453 MISSISSIPPI STATE GO+/-ss                                                5.00         11/01/2028          52,453
    158,578 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $158,581)                     0.66         04/01/2009         158,578
    487,933 NATIXIS                                                                  0.38         04/02/2009         487,933
     24,397 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 3.75         01/01/2018          24,397
    158,578 NORDEA BANK AB                                                           0.30         04/01/2009         158,578
    153,699 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/15/2009         153,666
    219,570 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/20/2009         219,506
    243,966 ROMULUS FUNDING CORPORATION++                                            0.90         04/24/2009         243,826
    121,983 ROMULUS FUNDING CORPORATION++(p)                                         1.00         04/22/2009         121,912
    365,950 SANPAOLO IMI US FINANCIAL COMPANY                                        0.49         04/21/2009         365,850
    426,941 SOCIETE GENERALE NY                                                      1.05         04/27/2009         427,141
    441,579 STARBIRD FUNDING CORPORATION++                                           0.60         04/30/2009         441,366
    121,983 STATE STREET CORPORATION                                                 0.40         04/01/2009         121,983
    365,950 SURREY FUNDING CORPORATION++(p)                                          0.55         04/06/2009         365,922
    487,933 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.53         04/20/2009         487,796
    426,941 TICONDEROGA MASTER FUNDING LIMITED++                                     0.45         04/28/2009         426,797
    426,941 TULIP FUNDING CORPORATION++(p)                                           0.50         04/15/2009         426,858
    451,338 UBS FINANCE (DELAWARE) LLC                                               0.55         04/23/2009         451,186
    426,941 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                 0.70         04/27/2009         426,725
    182,975 VERSAILLES CP LLC++                                                      0.60         04/01/2009         182,975
    453,950 VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38         07/28/2008         208,817
    263,614 VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41         08/07/2008         121,263
    322,992 VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19         04/03/2008         148,576
    524,274 VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.20         02/15/2008         241,166
    505,620 WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.15         02/22/2008         422,999
     73,190 WINDMILL FUNDING CORPORATION++                                           0.40         04/03/2009          73,188
    414,743 WINDMILL FUNDING CORPORATION++(p)                                        0.50         04/24/2009         414,610
                                                                                                                  23,332,115
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,681,406)                                                        29,333,691
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 2.33%
  2,381,368  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          2,381,368
TOTAL SHORT-TERM INVESTMENTS (COST $2,381,368)                                                                     2,381,368
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $187,401,810)*                                                   130.64%                                  $133,685,752
OTHER ASSETS AND LIABILITIES, NET                                      (30.64)                                   (31,350,979)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $102,334,773
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,381,368.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $191,342,649 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  4,364,416
GROSS UNREALIZED DEPRECIATION                 (62,021,313)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(57,656,897)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
COMMON STOCKS: 95.33%
AMUSEMENT & RECREATION SERVICES: 0.47%
     20,680 CENTURY CASINOS INCORPORATED+                                                                       $     32,054
                                                                                                                ------------
APPAREL & ACCESSORY STORES: 0.37%
     14,820 DELIA*S INCORPORATED+                                                                                     24,898
                                                                                                                ------------
BIOPHARMACEUTICALS: 0.63%
    178,360 ENCORIUM GROUP INCORPORATED+                                                                              42,806
                                                                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.29%
      2,275 CAVCO INDUSTRIES INCORPORATED+                                                                            53,690
     15,279 PALM HARBOR HOMES INCORPORATED+                                                                           34,072
                                                                                                                      87,762
                                                                                                                ------------
BUSINESS SERVICES: 10.39%
     69,975 3COM CORPORATION+                                                                                        216,223
      3,585 ABM INDUSTRIES INCORPORATED                                                                               58,794
        710 AKAMAI TECHNOLOGIES INCORPORATED+                                                                         13,774
      6,035 CLARUS CORPORATION+                                                                                       23,235
      3,340 HEALTHCARE SERVICES GROUP                                                                                 50,000
      2,575 HENRY JACK & ASSOCIATES INCORPORATED                                                                      42,024
     43,315 HILL INTERNATIONAL INCORPORATED+                                                                         131,678
      3,725 IMS HEALTH INCORPORATED                                                                                   46,451
     27,175 TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                  125,820
                                                                                                                     707,999
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 1.52%
      1,920 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           58,483
     17,725 ORASURE TECHNOLOGIES INCORPORATED+                                                                        44,844
                                                                                                                     103,327
                                                                                                                ------------
COMMUNICATIONS: 2.51%
     16,290 CHINA GRENTECH CORPORATION LIMITED ADR+                                                                   22,154
     17,405 CINCINNATI BELL INCORPORATED+                                                                             40,032
     37,240 CITADEL BROADCASTING CORPORATION+                                                                          2,458
     30,340 ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                            7,888
     66,225 SANDVINE CORPORATION+                                                                                     38,013
      1,745 SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                 39,280
      2,625 WINDSTREAM CORPORATION                                                                                    21,158
                                                                                                                     170,983
                                                                                                                ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.53%
     61,440 CHAMPION ENTERPRISES INCORPORATED+                                                                        29,491
      3,460 U.S. HOME SYSTEMS INCORPORATED+                                                                            6,920
                                                                                                                      36,411
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 3.18%
      1,715 COMERICA INCORPORATED                                                                                     31,402
      7,620 FIRST SECURITY GROUP INCORPORATED                                                                         25,679
        590 IBERIABANK CORPORATION                                                                                    27,105
      1,350 M&T BANK CORPORATION                                                                                      61,074
      7,068 PACIFIC PREMIER BANCORP INCORPORATED+                                                                     30,392
      3,280 WESTERN UNION COMPANY                                                                                     41,230
                                                                                                                     216,882
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
ELECTRIC, GAS & SANITARY SERVICES: 0.69%
      7,480 EL PASO CORPORATION                                                                                 $     46,750
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.12%
      8,130 EMCORE CORPORATION+                                                                                        6,098
     27,628 EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                   7,183
     11,230 GLOBECOMM SYSTEMS INCORPORATED+                                                                           65,022
      5,540 INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                              50,525
     29,350 MICRON TECHNOLOGY INCORPORATED+                                                                          119,161
     91,660 MRV COMMUNICATIONS INCORPORATED+                                                                          28,415
      4,995 OSI SYSTEMS INCORPORATED+                                                                                 76,224
     34,305 POWER-ONE INCORPORATED+                                                                                   30,188
     10,010 RICHARDSON ELECTRONICS LIMITED                                                                            33,834
                                                                                                                     416,650
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.77%
     11,835 SYMYX TECHNOLOGIES INCORPORATED+                                                                          52,666
                                                                                                                ------------
FINANCIAL SERVICES: 0.99%
      3,500 KBW REGIONAL BANKING ETF                                                                                  67,270
                                                                                                                ------------
HEALTH SERVICES: 1.06%
      9,993 CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    65,454
        415 ENSIGN GROUP INCORPORATED                                                                                  6,416
                                                                                                                      71,870
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES: 11.71%
     17,350 ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                   240,645
     23,200 ANWORTH MORTGAGE ASSET CORPORATION                                                                       142,216
     14,325 CAPSTEAD MORTGAGE CORPORATION                                                                            153,851
      6,865 HILLTOP HOLDINGS INCORPORATED+                                                                            78,265
     15,665 PRIMORIS SERVICES CORPORATION+                                                                            61,720
      5,100 SUN COMMUNITIES INCORPORATED                                                                              60,333
     11,252 UMH PROPERTIES INCORPORATED                                                                               60,761
                                                                                                                     797,791
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.46%
     12,315 BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              42,487
     10,851 CRAY INCORPORATED+                                                                                        37,977
     10,675 INTERMEC INCORPORATED+                                                                                   111,020
      2,620 LEXMARK INTERNATIONAL INCORPORATED+                                                                       44,199
                                                                                                                     235,683
                                                                                                                ------------
INSURANCE CARRIERS: 0.99%
      2,275 MERCURY GENERAL CORPORATION                                                                               67,568
                                                                                                                ------------
JUSTICE, PUBLIC ORDER & SAFETY: 2.29%
     11,793 GEO GROUP INCORPORATED+                                                                                  156,257
                                                                                                                ------------
LEATHER & LEATHER PRODUCTS: 0.08%
     13,955 BAKERS FOOTWEAR GROUP INCORPORATED+                                                                        5,582
                                                                                                                ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.87%
     35,565 ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                 118,076
        680 HAEMONETICS CORPORATION+                                                                                  37,454
     25,901 LTX-CREDENCE CORPORATION+                                                                                  7,252

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (continued)
      2,280 ZOLL MEDICAL CORPORATION+                                                                           $     32,741
                                                                                                                     195,523
                                                                                                                ------------
METAL MINING: 15.12%
      1,760 AGNICO-EAGLE MINES LIMITED                                                                               100,179
        445 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+                                                      16,959
      8,180 GOLDCORP INCORPORATED                                                                                    272,558
      3,325 NEWMONT MINING CORPORATION                                                                               148,827
     30,315 PETAQUILLA MINERALS LIMITED+                                                                              10,656
      8,355 RANDGOLD RESOURCES LIMITED ADR                                                                           454,094
      2,890 YAMANA GOLD INCORPORATED                                                                                  26,733
                                                                                                                   1,030,006
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
     23,250 ACCO BRANDS CORPORATION+                                                                                  22,785
                                                                                                                ------------
MOTION PICTURES: 0.67%
      1,390 DISCOVERY COMMUNICATIONS INCORPORATED+                                                                    22,268
      1,580 DISCOVERY HOLDING COMPANY+                                                                                23,147
                                                                                                                      45,415
                                                                                                                ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.53%
      7,965 YRC WORLDWIDE INCORPORATED+                                                                               35,763
                                                                                                                ------------
OIL & GAS EXTRACTION: 14.45%
      2,935 CANADIAN NATURAL RESOURCES LIMITED                                                                       113,174
     21,550 ENERGY XXI BERMUDA LIMITED+                                                                                8,081
     27,095 GLOBAL INDUSTRIES LIMITED+                                                                               104,045
      8,395 HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                43,150
      2,225 HELMERICH & PAYNE INCORPORATED                                                                            50,663
      7,955 HERCULES OFFSHORE INCORPORATED+                                                                           12,569
     12,765 KEY ENERGY SERVICES INCORPORATED+                                                                         36,763
     15,823 MCMORAN EXPLORATION COMPANY+                                                                              74,368
      1,795 NEWFIELD EXPLORATION COMPANY+                                                                             40,747
     31,640 NEWPARK RESOURCES INCORPORATED+                                                                           80,049
      2,075 PENN WEST ENERGY TRUST                                                                                    19,692
      3,485 PETROQUEST ENERGY INCORPORATED+                                                                            8,364
      1,955 PIONEER NATURAL RESOURCES COMPANY                                                                         32,199
      1,835 PRIDE INTERNATIONAL INCORPORATED+                                                                         32,993
      3,342 RANGE RESOURCES CORPORATION                                                                              137,557
      4,800 SANDRIDGE ENERGY INCORPORATED+                                                                            31,632
     18,195 TRILOGY ENERGY TRUST                                                                                      86,588
      7,390 WILLBROS GROUP INCORPORATED+                                                                              71,683
                                                                                                                     984,317
                                                                                                                ------------
OIL FIELD SERVICES: 0.14%
      4,565 TRICO MARINE SERVICES INCORPORATED+                                                                        9,587
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.71%
     10,575 INTEROIL CORPORATION+                                                                                    296,100
      1,935 MARATHON OIL CORPORATION                                                                                  50,871
      1,735 WD-40 COMPANY                                                                                             41,883
                                                                                                                     388,854
                                                                                                                ------------
PRIMARY METAL INDUSTRIES: 0.19%
      1,785 ALCOA INCORPORATED                                                                                        13,102
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES                             SECURITY NAME                                                                 VALUE
----------- -----------------------------------------------------------------                                   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.19%
     42,315 R.H. DONNELLEY CORPORATION+                                                                         $     12,906
                                                                                                                ------------
REAL ESTATE: 2.06%
      8,715 CHIMERA INVESTMENT CORPORATION                                                                            29,282
      4,455 HATTERAS FINANCIAL CORPORATION                                                                           111,330
                                                                                                                     140,612
                                                                                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.25%
     40,353 INTERTAPE POLYMER GROUP INCORPORATED+                                                                     16,948
                                                                                                                ------------
SOCIAL SERVICES: 0.49%
      2,370 ABB LIMITED ADR                                                                                           33,038
                                                                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.09%
     14,320 GENTEX CORPORATION                                                                                       142,627
                                                                                                                ------------
THEATERS & ENTERTAINMENT: 1.19%
      6,025 REGAL ENTERTAINMENT GROUP CLASS A                                                                         80,795
                                                                                                                ------------
TOTAL COMMON STOCKS (COST $12,237,101)                                                                             6,493,487
                                                                                                                ------------

                                                                                                  EXPIRATION
                                                                                                     DATE
                                                                                                -------------
WARRANTS: 0.18%
     27,025 PRIMORIS SERVICES CORPORATION WARRANT+                                                10/22/2010          12,432
TOTAL WARRANTS (COST $58,018)                                                                                         12,432
                                                                                                                ------------
SHORT-TERM INVESTMENTS: 3.81%
    259,784 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             259,784
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $259,784)                                                                         259,784
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $12,554,903)*                                                  99.32%                                  $  6,765,703
OTHER ASSETS AND LIABILITIES, NET                                        0.68                                         46,011
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $  6,811,714
                                                                       ------                                   ------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $259,784.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $12,942,385 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $   487,326
GROSS UNREALIZED DEPRECIATION                 (6,664,008)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(6,176,682)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
ASSET BACKED SECURITIES: 6.35%
$   212,960 AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
               CLASS A3                                                              5.27%        11/08/2011    $    213,452
    832,000 CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11 CLASS
               A11+/-                                                                0.65         06/17/2019         575,482
    105,000 CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5 CLASS
               A5+/-                                                                 0.62         01/15/2016          86,403
    733,000 CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS
               A3                                                                    5.05         02/16/2016         685,543
    112,000 CHASE ISSUANCE TRUST SERIES 2007-A9 CLASS A9+/-                          0.59         06/16/2014         100,135
    160,000 CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-A7 CLASS A7+/-           1.37         08/15/2013         149,096
    133,427 CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-1 CLASS A2                                                       5.68         07/25/2036         127,218
    118,499 CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-2 CLASS A2                                                       5.56         09/25/2036         114,253
     64,710 CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
               CLASS A2A+/-                                                          0.56         12/25/2036          56,079
    137,206 COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2            5.55         08/25/2021         106,679
    450,000 DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                     0.64         01/19/2016         359,827
    172,000 DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                       5.65         12/15/2015         163,129
    251,000 DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++(i)              5.26         04/25/2037         133,752
    323,000 FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4 CLASS
               A+/-(i)                                                               0.81         06/15/2013         219,992
     46,040 GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++               5.34         01/15/2010          46,077
    100,000 HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS 4A                  5.22         06/15/2013          96,670
     81,000 HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4                  5.12         08/15/2013          75,695
    112,000 HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                 4.25         02/15/2013         111,707
     72,000 HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                    5.48         11/17/2014          75,114
     43,970 MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                0.56         01/25/2037          38,228
     41,976 MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-               0.57         12/25/2036          37,320
     61,592 MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-         0.63         02/25/2047          39,671
    412,000 NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4               4.74         08/17/2015         413,487
     44,000 SLM STUDENT LOAN TRUST SERIES 2005-4 CLASS A3+/-                         1.28         01/25/2027          36,601
    520,000 SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                        2.36         07/27/2026         496,231
    100,000 SLM STUDENT LOAN TRUST SERIES 2006-8 CLASS A5+/-                         1.27         01/27/2025          81,019
    202,000 SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                         2.26         10/25/2014         181,572
    200,000 SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-(i)          0.66         06/15/2012         145,000
    163,031 TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                5.41         08/12/2011         160,087
     89,204 TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                5.26         11/14/2011          87,020
    176,000 VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3               4.50         07/20/2012         178,313
    193,000 WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A CLASS A+/-++         0.61         06/15/2015         142,687
    100,000 WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+/-++         0.59         05/15/2014          86,658
TOTAL ASSET BACKED SECURITIES (COST $6,153,876)                                                                    5,620,197
                                                                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.56%
    251,000 AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                          5.42         04/15/2037         217,115
     78,000 BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-2 CLASS A3                                                       4.05         11/10/2038          73,101
    421,000 BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2007-2 CLASS A2+/-                                                    5.63         04/10/2049         343,847
    176,939 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2000-1 CLASS A2A+/-                                                   7.33         11/15/2031         177,703
    100,000 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2002-PB2 CLASS B                                                      6.31         06/11/2035          92,448
    160,000 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2003-1 CLASS A2                                                       4.65         09/11/2036         140,202
     40,000 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-2 CLASS A5                                                       4.58         11/10/2038          31,698
    657,007 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2000-WF1 CLASS A2+/-                                           7.78         02/15/2032         662,678
     68,000 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2001-TOP4 CLASS A3                                             5.61         11/15/2033          66,263
     92,000 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2002-PBW1 CLASS A2+/-                                          4.72         11/11/2035          87,435
    264,000 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2004-ESA CLASS C++                                             4.94         05/14/2016         264,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    45,000 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
               SERIES 2004-PWR6 CLASS A6                                            4.83%         11/11/2041    $     36,238
    579,000 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW16
               CLASS A2+/-                                                          5.66          06/11/2012         483,715
    157,000 COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-              6.98          01/17/2032         147,515
    269,000 COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
               CLASS A2++                                                           6.10          07/16/2034         264,735
    138,014 COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-         0.59          07/25/2036         123,351
     78,014 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CK1 CLASS A3                                             6.38          12/18/2035          78,548
    132,784 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CKN5 CLASS A4                                            5.44          09/15/2034         129,039
     30,000 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CKN2 CLASS A3                                            6.13          04/15/2037          29,450
      5,514 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CKS4 CLASS A1                                            4.49          11/15/2036           5,447
    399,000 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CKS4 CLASS A2                                            5.18          11/15/2036         377,739
     63,000 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CP5 CLASS A2                                             4.94          12/15/2035          59,443
     85,000 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CK2 CLASS A4                                             4.80          03/15/2036          75,821
     53,000 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 2003-CPN1 CLASS A2                                            4.60          03/15/2035          46,442
      3,167 DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-        7.30          06/10/2032           3,161
    101,975 DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B           7.34          10/10/2032         102,411
    147,726 DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B          7.18          11/10/2033         150,611
    235,000 FHLMC SERIES 2558 CLASS BD                                              5.00          01/15/2018         249,171
     64,754 FHLMC SERIES 2564 CLASS BQ                                              5.50          10/15/2017          68,112
     80,000 FHLMC SERIES 2590 CLASS BY                                              5.00          03/15/2018          84,871
    185,000 FHLMC SERIES 2590 CLASS NU                                              5.00          06/15/2017         193,066
    166,000 FHLMC SERIES 2623 CLASS AJ                                              4.50          07/15/2016         170,711
     31,097 FHLMC SERIES 2672 CLASS HA                                              4.00          09/15/2016          31,794
    107,000 FHLMC SERIES 2690 CLASS TV                                              4.50          11/15/2025         110,047
    281,000 FHLMC SERIES 2694 CLASS QG                                              4.50          01/15/2029         291,091
    195,000 FHLMC SERIES 2695 CLASS BG                                              4.50          04/15/2032         201,568
    171,000 FHLMC SERIES 2702 CLASS AD                                              4.50          08/15/2032         176,857
     58,795 FHLMC SERIES 2727 CLASS PW                                              3.57          06/15/2029          59,129
     20,688 FHLMC SERIES 2780 CLASS TB                                              3.00          12/15/2024          20,689
    201,000 FHLMC SERIES 2790 CLASS TN                                              4.00          05/15/2024         204,154
    191,000 FHLMC SERIES 2843 CLASS BC                                              5.00          08/15/2019         201,955
     21,899 FHLMC SERIES 3000 CLASS PA                                              3.90          01/15/2023          22,149
      2,000 FHLMC SERIES 3008 CLASS JM                                              4.50          07/15/2025           2,049
    134,669 FHLMC SERIES 3253 CLASS A                                               5.00          08/15/2020         139,948
     80,520 FHLMC SERIES 3325 CLASS JL                                              5.50          06/15/2037          84,121
    178,000 FHLMC SERIES 3372 CLASS BD                                              4.50          10/15/2022         184,377
    950,267 FHLMC SERIES 3498 CLASS GB                                              6.50          11/15/2036       1,008,220
     98,258 FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
               CLASS 2A10(i)                                                        6.00          11/25/2036          79,850
      8,252 FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
               CLASS A2                                                             7.39          12/15/2031           8,279
    112,279 FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
               CLASS A2                                                             7.20          10/15/2032         114,001
    111,000 FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
               CLASS B                                                              6.42          12/12/2033         103,560
  2,003,088 FNMA SERIES 2001-81 CLASS HE                                            6.50          01/25/2032       2,138,698
    148,000 FNMA SERIES 2002-94 CLASS HQ                                            4.50          01/25/2018         154,795
     47,000 FNMA SERIES 2003-108 CLASS BE                                           4.00          11/25/2018          48,599
     60,747 FNMA SERIES 2003-15 CLASS CH                                            4.00          02/25/2017          61,515
     68,966 FNMA SERIES 2003-16 CLASS PN                                            4.50          10/25/2015          69,533
    184,000 FNMA SERIES 2003-3 CLASS HJ                                             5.00          02/25/2018         194,166
    155,190 FNMA SERIES 2003-30 CLASS ET                                            3.50          08/25/2016         155,924
     16,026 FNMA SERIES 2004-34 CLASS PL                                            3.50          05/25/2014          16,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   115,543 FNMA SERIES 2004-60 CLASS PA                                            5.50%         04/25/2034    $    120,448
    101,918 FNMA SERIES 2005-58 CLASS MA                                            5.50          07/25/2035         107,348
    303,000 FNMA SERIES 2005-69 CLASS JM                                            4.50          08/25/2025         311,462
    206,000 FNMA SERIES 2007-113 CLASS DB                                           4.50          12/25/2022         214,830
    445,163 FNMA SERIES 2007-39 CLASS NA                                            4.25          01/25/2037         453,956
     51,584 GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
               CLASS A3                                                             6.03          08/11/2033          51,407
    103,000 GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
               CLASS A3                                                             6.27          12/10/2035          99,563
    183,505 GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2000-C1 CLASS A2+/-                                                  7.72          03/15/2033         184,790
    214,115 GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2000-C2 CLASS A2+/-                                                  7.46          08/16/2033         217,213
    109,000 GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2002-C3 CLASS A2                                                     4.93          07/10/2039         102,045
     79,000 GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2003-C2 CLASS A2+/-                                                  5.49          05/10/2040          76,272
    626,000 GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2003-C3 CLASS A4                                                     5.02          04/10/2040         529,123
      3,877 GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2004-C2 CLASS A1                                                     3.90          08/10/2038           3,871
    127,000 GNMA SERIES 2006-37 CLASS JG                                            5.00          07/20/2036         133,200
    202,000 GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2005-GG5 CLASS A5+/-                                                 5.22          04/10/2037         149,276
    336,000 GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
               A2+/-++                                                              6.45          08/05/2018         333,819
    488,628 GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5(i)                     6.25          09/25/2036         395,130
    118,375 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2000-C10 CLASS A2+/-                                          7.37          08/15/2032         119,431
    168,000 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2001-CIB3 CLASS A3                                            6.47          11/15/2035         167,804
     76,000 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2002-CIB5 CLASS A2                                            5.16          10/12/2037          71,696
    218,000 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2003-PM1A CLASS A4+/-                                         5.33          08/12/2040         183,723
      1,410 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2004-C3 CLASS A1                                              3.77          01/15/2042           1,401
     94,000 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-CB13 CLASS A4+/-                                         5.28          01/12/2043          72,092
     13,585 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP2 CLASS A1                                            4.33          07/15/2042          13,541
     23,199 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2005-LDP3 CLASS A1                                            4.66          08/15/2042          23,076
    140,000 JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
               SERIES 2006-LDP7 CLASS A2+/-                                         5.86          04/15/2045         124,560
     55,000 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
               CLASS B                                                              7.43          10/15/2032          55,098
     58,787 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
               CLASS A2                                                             7.37          08/15/2026          59,479
    137,000 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
               CLASS A4                                                             5.59          06/15/2031         132,404
        203 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
               CLASS A2                                                             3.48          07/15/2027             203
    275,000 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
               CLASS A2                                                             5.08          02/15/2031         251,731
    103,000 MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                      5.61          04/15/2049          84,389
     96,612 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4          6.66          02/15/2033          95,874
    404,000 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4          6.39          10/15/2035         399,681
      1,679 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A3           5.52          12/15/2035           1,675
    276,000 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2           4.92          03/12/2035         247,182
    149,000 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4           5.01          04/15/2038         136,393
    248,000 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB          5.04          01/14/2042         227,743
    304,000 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS
               AAB+/-                                                               5.18          11/14/2042         278,104
    181,000 NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C            6.69          03/15/2030         183,824
    112,850 SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2            6.59          12/18/2033         113,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   141,220 SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
               CLASS A2                                                              4.47%        03/18/2036    $    134,562
    543,149 US BANK NA SERIES 2007-1 CLASS A                                         5.92         05/25/2012         568,574
    167,000 WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
               A4(l)                                                                 6.29         04/15/2034         163,922
     63,000 WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS
               A2(l)                                                                 3.99         06/15/2035          54,258
    489,000 WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
               A3+/-(l)                                                              4.96         08/15/2035         448,007
     27,778 WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
               A1++(l)                                                               4.24         10/15/2035          27,232
    116,000 WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
               A3(l)                                                                 4.45         11/15/2035         108,307
     91,000 WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
               A4(l)                                                                 5.03         01/15/2041          71,106
     99,628 WASHINGTON MUTUAL  MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR12 CLASS 1A1+/-(i)                                             6.04         10/25/2036          69,162
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,202,615)                                                      19,092,905
                                                                                                                ------------
CORPORATE BONDS & NOTES: 19.22%
APPAREL & ACCESSORY STORES: 0.08%
    105,000 NORDSTROM INCORPORATED                                                   7.00         01/15/2038          72,022
                                                                                                                ------------
CHEMICALS & ALLIED PRODUCTS: 1.05%
    315,000 AMGEN INCORPORATED<<                                                     6.40         02/01/2039         302,815
    155,000 PROCTER & GAMBLE COMPANY                                                 3.50         02/15/2015         154,936
    325,000 PROCTER & GAMBLE COMPANY                                                 4.70         02/15/2019         327,819
    145,000 SCHERING-PLOUGH CORPORATION<<                                            6.55         09/15/2037         147,443
                                                                                                                     933,013
                                                                                                                ------------
COMMUNICATIONS: 2.83%
    140,000 AT&T INCORPORATED                                                        4.85         02/15/2014         141,333
    120,000 AT&T INCORPORATED                                                        5.10         09/15/2014         120,404
    580,000 COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                       8.38         03/15/2013         620,269
    250,000 QWEST CORPORATION                                                        7.50         10/01/2014         227,500
    110,000 TIME WARNER CABLE INCORPORATED                                           8.25         04/01/2019         113,038
    285,000 VERIZON COMMUNICATIONS INCORPORATED                                      6.35         04/01/2019         281,563
    115,000 VERIZON COMMUNICATIONS INCORPORATED                                      7.35         04/01/2039         112,017
    435,000 VERIZON WIRELESS++                                                       7.38         11/15/2013         466,394
    155,000 VERIZON WIRELESS++                                                       8.50         11/15/2018         177,060
    245,000 VERIZON WIRELESS CAPITAL LLC++                                           5.55         02/01/2014         245,205
                                                                                                                   2,504,783
                                                                                                                ------------
DEPOSITORY INSTITUTIONS: 1.27%
     80,000 BANK OF AMERICA CORPORATION                                              5.38         06/15/2014          70,236
    205,000 BANK OF AMERICA CORPORATION                                              5.65         05/01/2018         171,025
    625,000 CITIGROUP INCORPORATED                                                   6.50         08/19/2013         574,322
    218,000 CITIGROUP INCORPORATED                                                   6.13         05/15/2018         188,164
    135,000 PNC FUNDING CORPORATION                                                  5.25         11/15/2015         121,757
                                                                                                                   1,125,504
                                                                                                                ------------
EATING & DRINKING PLACES: 0.11%
    120,000 YUM! BRANDS INCORPORATED                                                 6.88         11/15/2037          99,491
                                                                                                                ------------
ELECTRIC UTILITIES: 0.12%
    100,000 PROGRESS ENERGY INCORPORATED                                             6.85         04/15/2012         103,764
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
ELECTRIC, GAS & SANITARY SERVICES: 2.16%
$   115,000 ALLEGHENY ENERGY SUPPLY++                                                8.25%        04/15/2012    $    116,313
     50,000 CMS ENERGY CORPORATION                                                   6.55         07/17/2017          43,875
     85,000 COMMONWEALTH EDISON COMPANY                                              6.15         09/15/2017          80,778
    350,000 DOMINION RESOURCES INCORPORATED PUTTABLE ss                              8.88         01/15/2019         396,233
    230,000 DPL INCORPORATED                                                         6.88         09/01/2011         235,432
    180,000 DUKE ENERGY CORPORATION                                                  6.30         02/01/2014         184,271
    110,000 FLORIDA POWER & LIGHT COMPANY                                            5.96         04/01/2039         111,389
    165,000 FPL GROUP CAPITAL INCORPORATED                                           6.00         03/01/2019         168,875
    300,000 NEVADA POWER COMPANY SERIES A                                            8.25         06/01/2011         314,641
    140,000 PACIFICORP                                                               6.25         10/15/2037         141,491
    100,000 SPECTRA ENERGY CAPITAL LLC                                               7.50         09/15/2038          86,397
     25,000 VIRGINIA ELECTRIC & POWER COMPANY                                        8.88         11/15/2038          30,564
                                                                                                                   1,910,259
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.56%
    135,000 CISCO SYSTEMS INCORPORATED                                               5.90         02/15/2039         124,040
    370,000 HEWLETT-PACKARD COMPANY<<                                                4.75         06/02/2014         374,043
                                                                                                                     498,083
                                                                                                                ------------
FOOD & KINDRED PRODUCTS: 0.84%
    340,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                            7.75         01/15/2019         339,014
     65,000 KRAFT FOODS INCORPORATED                                                 6.75         02/19/2014          70,274
    330,000 KRAFT FOODS INCORPORATED                                                 6.13         02/01/2018         330,745
                                                                                                                     740,033
                                                                                                                ------------
HEALTH SERVICES: 0.15%
    205,000 COVENTRY HEALTH CARE INCORPORATED                                        5.95         03/15/2017         130,520
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.16%
    155,000 GOLDMAN SACHS GROUP INCORPORATED                                         5.15         01/15/2014         141,462
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.16%
    125,000 INTERNATIONAL BUSINESS MACHINES CORPORATION                              7.63         10/15/2018         143,399
                                                                                                                ------------
INSURANCE CARRIERS: 0.21%
    139,000 LIBERTY MUTUAL GROUP++(i)                                                7.50         08/15/2036          78,087
    120,000 UNITEDHEALTH GROUP INCORPORATED                                          6.88         02/15/2038         106,447
                                                                                                                     184,534
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.87%
     60,000 AMERICAN EXPRESS                                                         8.15         03/19/2038          54,493
    440,000 CITIGROUP FUNDING INCORPORATED                                           2.00         03/30/2012         441,414
    225,000 CREDIT SUISSE NEW YORK                                                   6.00         02/15/2018         196,245
    550,000 GOLDMAN SACHS GROUP INCORPORATED                                         2.15         03/15/2012         553,621
    300,000 JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                 6.00         10/01/2017         281,213
    200,000 JPMORGAN CHASE CAPITAL XXV                                               6.80         10/01/2037         132,454
                                                                                                                   1,659,440
                                                                                                                ------------
OFFICE EQUIPMENT: 0.05%
     60,000 XEROX CORPORATION                                                        6.35         05/15/2018          44,700
                                                                                                                ------------
OIL & GAS EXTRACTION: 1.65%
    395,000 ANADARKO PETROLEUM CORPORATION                                           7.63         03/15/2014         392,470
    245,000 CONOCOPHILLIPS<<                                                         6.50         02/01/2039         238,992
    255,000 DEVON FINANCING CORPORATION                                              6.88         09/30/2011         266,677
    140,000 VALERO ENERGY CORPORATION<<                                              9.38         03/15/2019         144,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
OIL & GAS EXTRACTION (continued)
$    80,000 WEATHERFORD INTERNATIONAL INCORPORATED                                   5.95%        06/15/2012    $     76,551
     95,000 WEATHERFORD INTERNATIONAL INCORPORATED                                   6.35         06/15/2017          81,390
    260,000 XTO ENERGY INCORPORATED                                                  5.75         12/15/2013         262,850
                                                                                                                   1,463,462
                                                                                                                ------------
OTHER REVENUE: 0.12%
    105,000 TRANSCANADA PIPELINES LIMITED                                            7.63         01/15/2039         103,825
                                                                                                                ------------
PHARMACEUTICALS: 1.48%
    135,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                     6.38         05/15/2038         136,331
     80,000 PFIZER INCORPORATED                                                      4.45         03/15/2012          82,172
    245,000 PFIZER INCORPORATED                                                      5.35         03/15/2015         258,486
    300,000 PFIZER INCORPORATED                                                      6.20         03/15/2019         319,715
    195,000 PFIZER INCORPORATED                                                      7.20         03/15/2039         209,121
    145,000 ROCHE HOLDINGS INCORPORATED++                                            6.00         03/01/2019         149,243
    144,000 WYETH                                                                    6.95         03/15/2011         153,384
                                                                                                                   1,308,452
                                                                                                                ------------
PIPELINES: 0.65%
    425,000 KINDER MORGAN INCORPORATED                                               6.50         09/01/2012         396,313
    206,000 PLAINS ALL AMERICAN PIPELINE LP                                          6.50         05/01/2018         178,051
                                                                                                                     574,364
                                                                                                                ------------
REAL ESTATE: 0.33%
    370,000 WEA FINANCE LLC++                                                        7.13         04/15/2018         289,074
                                                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.23%
     60,000 HCP INCORPORATED SERIES MTN                                              6.30         09/15/2016          41,779
     55,000 HCP INCORPORATED SERIES MTN<<                                            6.70         01/30/2018          37,096
    135,000 HEALTH CARE PROPERTY INVESTORS INCORPORATED                              5.65         12/15/2013         101,619
     40,000 HEALTH CARE PROPERTY INVESTORS INCORPORATED                              6.00         01/30/2017          26,917
                                                                                                                     207,411
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.67%
    285,000 GOLDMAN SACHS CAPITAL II+/-                                              5.79         05/17/2049         118,657
    130,000 GOLDMAN SACHS GROUP INCORPORATED                                         5.13         01/15/2015         117,147
    245,000 GOLDMAN SACHS GROUP INCORPORATED                                         7.50         02/15/2019         244,464
    360,000 GOLDMAN SACHS GROUP INCORPORATED                                         6.75         10/01/2037         243,483
    270,000 LAZARD GROUP LLC                                                         7.13         05/15/2015         224,353
    225,000 LAZARD GROUP LLC                                                         6.85         06/15/2017         181,169
     55,000 MERRILL LYNCH & COMPANY INCORPORATED                                     5.45         02/05/2013          45,087
     50,000 MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                          6.88         04/25/2018          39,105
    595,000 MORGAN STANLEY+/-                                                        1.51         02/10/2012         597,669
    255,000 MORGAN STANLEY                                                           5.30         03/01/2013         245,198
    195,000 MORGAN STANLEY SERIES MTN                                                5.95         12/28/2017         177,139
    140,000 MORGAN STANLEY SERIES MTN                                                6.63         04/01/2018         133,491
                                                                                                                   2,366,962
                                                                                                                ------------
TOBACCO PRODUCTS: 0.35%
    225,000 ALTRIA GROUP INCORPORATED                                                9.70         11/10/2018         244,913
     65,000 ALTRIA GROUP INCORPORATED                                                9.95         11/10/2038          64,864
                                                                                                                     309,777
                                                                                                                ------------
TRANSPORTATION EQUIPMENT: 0.12%
    120,000 DAIMLER NA HOLDING CORPORATION                                           6.50         11/15/2013         108,726
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
TOTAL CORPORATE BONDS & NOTES (COST $17,632,347)                                                                  17,023,060
                                                                                                                ------------
FOREIGN CORPORATE BONDS@: 3.20%
$   270,000 BRITISH SKY BROADCASTING GROUP PLC++                                     9.50%        11/15/2018    $    293,258
    100,000 BRITISH TELECOM PLC                                                      9.13         12/15/2030          90,891
    190,000 CREDIT SUISSE NEW YORK                                                   5.00         05/15/2013         183,593
    105,000 EXPORT-IMPORT BANK OF KOREA EIBKOR                                       5.50         10/17/2012         100,583
    115,000 FRANCE TELECOM SA                                                        7.75         03/01/2011         123,164
    145,000 HSBC HOLDINGS PLC                                                        6.80         06/01/2038         123,298
     60,000 HUSKY ENERGY INCORPORATED                                                6.80         09/15/2037          45,843
     70,000 HUSKY OIL COMPANY                                                        7.55         11/15/2016          67,504
    150,000 HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                7.45         11/24/2033         135,675
     55,000 PETRO CANADA                                                             6.80         05/15/2038          41,299
    165,000 PETROBRAS INTERNATIONAL FINANCE COMPANY<<                                5.88         03/01/2018         153,495
    110,000 PETROBRAS INTERNATIONAL FINANCE COMPANY<<                                7.88         03/15/2019         113,982
    250,000 RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                   6.33         09/30/2027         195,358
    140,000 RIO TINTO FINANCE USA LIMITED                                            5.88         07/15/2013         125,540
     30,000 RIO TINTO FINANCE USA LIMITED                                            6.50         07/15/2018          26,255
     65,000 ROGERS CABLE INCORPORATED                                                5.50         03/15/2014          63,547
    380,000 ROGERS WIRELESS INCORPORATED<<                                           6.38         03/01/2014         384,704
    175,000 TELEFONICA EMISIONES SAU                                                 5.98         06/20/2011         179,999
    100,000 THOMSON REUTERS CORPORATION                                              5.95         07/15/2013          97,677
     75,000 TRANSCANADA PIPELINES LIMITED                                            7.25         08/15/2038          70,098
     25,000 WEATHERFORD INTERNATIONAL LIMITED                                        7.00         03/15/2038          18,176
     55,000 WEATHERFORD INTERNATIONAL LIMITED                                        9.88         03/01/2039          54,084
    181,000 WESTFIELD GROUP++                                                        5.40         10/01/2012         150,454
TOTAL FOREIGN CORPORATE BONDS (COST $3,062,385)                                                                    2,838,477
                                                                                                                ------------
AGENCY SECURITIES: 53.93%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 23.30%
  1,900,000 FHLMC%%                                                                  5.50         04/01/2039       1,971,250
  5,000,000 FHLMC%%                                                                  5.50         05/01/2039       5,173,440
    208,081 FHLMC #1B3391+/-                                                         5.74         05/01/2037         215,933
      3,308 FHLMC #1B7562+/-                                                         6.03         11/01/2037           3,444
     47,776 FHLMC #1G1619+/-                                                         5.94         03/01/2037          49,750
     81,479 FHLMC #1G1919+/-                                                         5.94         05/01/2037          84,872
     58,320 FHLMC #1G1949+/-                                                         5.94         05/01/2037          60,735
    113,639 FHLMC #1G2254+/-                                                         6.37         10/01/2037         118,734
    135,176 FHLMC #1J1746+/-                                                         5.72         06/01/2037         140,488
    307,629 FHLMC #1J2842+/-                                                         6.15         09/01/2037         319,440
     73,613 FHLMC #A78331                                                            6.00         03/01/2034          77,355
    164,899 FHLMC #A79090                                                            6.50         07/01/2034         175,363
    112,999 FHLMC #E01279                                                            5.50         01/01/2018         118,411
    271,552 FHLMC #E01445                                                            4.00         09/01/2018         279,088
    146,675 FHLMC #E01497                                                            5.50         11/01/2018         153,206
    115,449 FHLMC #E01539                                                            5.50         12/01/2018         120,695
  3,177,703 FHLMC #G01931                                                            5.50         10/01/2035       3,304,470
    603,305 FHLMC #G01938                                                            5.50         09/01/2035         627,372
    569,177 FHLMC #G04794                                                            5.50         01/01/2036         591,883
  1,559,233 FHLMC #G05183                                                            5.50         12/01/2038       1,619,642
    103,820 FHLMC #G11594                                                            5.50         08/01/2019         108,742
     94,687 FHLMC #G11653                                                            5.50         12/01/2019          99,177
    406,621 FHLMC #G11658                                                            5.50         01/01/2020         425,140
    169,650 FHLMC #G11786                                                            5.00         10/01/2014         174,691
    196,561 FHLMC #G11850                                                            5.50         07/01/2020         205,513
    241,559 FHLMC #G11940                                                            5.50         05/01/2020         252,560
    184,319 FHLMC #G11944                                                            5.50         07/01/2020         192,713
    231,547 FHLMC #G11983                                                            5.50         01/01/2020         242,092
     73,062 FHLMC #G12258                                                            6.00         08/01/2016          77,006
    147,209 FHLMC #G12474                                                            5.50         01/01/2017         154,649
    236,983 FHLMC #G12827                                                            5.50         02/01/2021         248,812
    142,232 FHLMC #G12888                                                            5.50         07/01/2018         149,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$    79,235 FHLMC #G13169                                                            5.50%        06/01/2020    $     83,240
    190,116 FHLMC #G13330                                                            6.00         10/01/2019    $    200,378
  2,052,633 FHLMC #G13367                                                            5.50         12/01/2018       2,155,094
    280,060 FHLMC #G18295<<                                                          6.00         01/01/2024         293,630
     70,586 FHLMC #J02372                                                            5.50         05/01/2020          73,933
     63,799 FHLMC #J02373                                                            5.50         05/01/2020          66,824
     80,590 FHLMC #J02376                                                            6.00         05/01/2020          84,739
     70,898 FHLMC #J04514                                                            5.50         03/01/2017          74,437
     63,188 FHLMC #PE2489                                                            6.00         08/15/2032          66,526
                                                                                                                  20,634,799
                                                                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.22%
    500,000 FNMA%%                                                                   5.50         04/01/2020         521,250
    500,000 FNMA%%                                                                   5.50         04/01/2034         518,906
  1,000,000 FNMA%%                                                                   5.00         05/01/2035       1,029,062
    150,073 FNMA #190129                                                             6.00         11/01/2023         157,951
    238,760 FNMA #190338                                                             5.50         07/01/2033         248,851
    348,875 FNMA #256658                                                             5.50         03/01/2037         360,363
    399,000 FNMA #310017                                                             7.00         06/01/2035         428,052
    234,556 FNMA #462404+/-                                                          6.28         09/01/2037         242,930
      6,978 FNMA #725068                                                             5.50         01/01/2019           7,327
    211,800 FNMA #725423<<                                                           5.50         05/01/2034         220,752
    234,390 FNMA #725424                                                             5.50         04/01/2034         244,297
    618,788 FNMA #725598                                                             5.50         07/01/2034         644,168
    472,201 FNMA #725946                                                             5.50         11/01/2034         491,569
     25,941 FNMA #735504                                                             6.00         04/01/2035          27,252
  1,638,510 FNMA #745751                                                             5.50         09/01/2035       1,707,763
     56,445 FNMA #745914                                                             7.00         08/01/2028          60,873
     33,455 FNMA #745954                                                             7.00         07/01/2032          36,141
    156,340 FNMA #888560                                                             6.00         11/01/2035         164,140
    154,460 FNMA #888635                                                             5.50         09/01/2036         160,989
    123,593 FNMA #888911+/-                                                          6.11         11/01/2037         129,118
  1,935,041 FNMA #889069                                                             5.50         01/01/2021       2,031,632
    196,645 FNMA #889115<<                                                           5.50         12/01/2019         206,706
    433,261 FNMA #889183                                                             5.50         09/01/2021         454,888
    424,917 FNMA #889213                                                             5.50         10/01/2020         445,596
  1,152,699 FNMA #889318                                                             5.50         07/01/2020       1,210,238
    418,326 FNMA #889568                                                             5.50         03/01/2020         439,207
     82,026 FNMA #905629+/-                                                          6.11         12/01/2036          85,579
     99,663 FNMA #906403+/-                                                          6.02         01/01/2037         103,602
    126,150 FNMA #906404+/-                                                          5.95         01/01/2037         131,257
     83,195 FNMA #909569+/-                                                          5.88         02/01/2037          86,553
    101,874 FNMA #914819+/-                                                          5.98         04/01/2037         106,014
     68,521 FNMA #914820+/-                                                          6.00         04/01/2037          71,329
    156,236 FNMA #917894+/-                                                          5.71         05/01/2037         162,311
     80,327 FNMA #944357                                                             6.00         06/01/2022          84,183
    234,897 FNMA #945032+/-                                                          5.77         08/01/2037         244,079
     80,038 FNMA #945657+/-                                                          6.23         09/01/2037          83,251
     21,425 FNMA #945658                                                             6.31         09/01/2037          22,305
    146,207 FNMA #949593                                                             6.00         08/01/2022         153,224
    172,871 FNMA #985624                                                             6.00         04/01/2034         181,604
    448,121 FNMA #991630                                                             5.50         12/01/2038         465,566
    338,428 FNMA #995092                                                             6.50         12/01/2037         356,300
  1,417,374 FNMA #995182                                                             5.50         12/01/2049       1,486,353
    473,368 FNMA #995183                                                             5.50         12/01/2049         488,956
    503,766 FNMA #995485                                                             6.00         02/01/2049         529,215
    279,456 FNMA #995486<<                                                           6.00         02/01/2049         293,574
    644,684 FNMA #995487                                                             6.00         02/01/2049         677,252
    189,047 FNMA #995495                                                             6.00         12/01/2032         198,952
    286,493 FNMA #995508                                                             6.00         02/01/2039         300,787
    158,483 FNMA #995511                                                             5.50         02/01/2049         166,493
    100,717 FNMA #995537                                                             6.00         10/01/2036         105,617

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 3,500,000 FNMA%%                                                                   4.50%        05/01/2039    $  3,565,625
                                                                                                                  22,340,002
                                                                                                                ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 5.41%
  2,500,000 GNMA%%                                                                   6.00         05/01/2036       2,601,563
  1,500,000 GNMA%%                                                                   5.50         05/01/2039       1,554,378
    597,153 GNMA#782044                                                              6.50         12/15/2032         633,715
                                                                                                                   4,789,656
                                                                                                                ------------
TOTAL AGENCY SECURITIES (COST $46,930,441)                                                                        47,764,457
                                                                                                                ------------
US TREASURY SECURITIES: 11.69%
US TREASURY BONDS: 3.87%
    200,000 US TREASURY BOND<<                                                       7.13         02/15/2023         281,250
    686,000 US TREASURY BOND<<                                                       6.25         05/15/2030         952,039
  1,002,000 US TREASURY BOND                                                         5.38         02/15/2031       1,263,303
    248,400 US TREASURY BOND                                                         4.75         02/15/2037         297,614
        200 US TREASURY BOND                                                         5.00         05/15/2037             249
     99,000 US TREASURY BOND                                                         4.38         02/15/2038         112,458
    449,000 US TREASURY BOND<<                                                       4.50         05/15/2038         524,208
                                                                                                                   3,431,121
                                                                                                                ------------
US TREASURY NOTES: 7.82%
    135,000 US TREASURY NOTE                                                         1.25         11/30/2010         136,092
    150,000 US TREASURY NOTE<<                                                       0.88         02/28/2011         150,287
    220,000 US TREASURY NOTE<<                                                       1.38         03/15/2012         221,530
     34,000 US TREASURY NOTE                                                         2.75         02/28/2013          35,828
     41,000 US TREASURY NOTE                                                         1.50         12/31/2013          40,898
     45,000 US TREASURY NOTE                                                         1.75         01/31/2014          45,306
  1,413,000 US TREASURY NOTE<<                                                       1.88         02/28/2014       1,428,458
    333,000 US TREASURY NOTE                                                         1.75         03/31/2014         334,145
     10,700 US TREASURY NOTE<<                                                       4.00         08/15/2018          11,876
  2,214,000 US TREASURY NOTE<<                                                       3.75         11/15/2018       2,413,437
  2,095,000 US TREASURY NOTE<<                                                       2.75         02/15/2019       2,106,460
                                                                                                                   6,924,317
                                                                                                                ------------
TOTAL US TREASURY SECURITIES (COST $10,182,467)                                                                   10,355,438
                                                                                                                ------------
COLLATERAL FOR SECURITIES LENDING: 10.59%

   SHARES
-----------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.06%
    455,850 BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                455,850
    455,850 DAILY ASSETS FUND INSTITUTIONAL                                                                          455,850
    455,850 DREYFUS CASH MANAGEMENT FUND                                                                             455,850
    455,850 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    455,850
                                                                                                                   1,823,400
                                                                                                                ------------

 PRINCIPAL
-----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.53%
$   132,278 ABN AMRO BANK NV (CHICAGO)                                               2.06         04/01/2009         132,278
    244,205 ANTALIS US FUNDING CORPORATION++(p)                                      0.68         04/21/2009         244,113
    179,084 BANCO BILBAO VIZCAYA ARGENTARIA SA                                       0.38         04/01/2009         179,084

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

 PRINCIPAL                            SECURITY NAME                             INTEREST RATE   MATURITY DATE       VALUE
----------- -----------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   244,205 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $244,207)                     0.25%        04/01/2009    $    244,205
     73,262 BANK OF IRELAND                                                          0.60         04/01/2009          73,262
  1,221,027 BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY MORTGAGE BACKED SECURITI (MATURITY VALUE
            $1,221,037)                                                              0.30         04/01/2009       1,221,027
     73,262 BNP PARIBAS (PARIS)                                                      0.30         04/01/2009          73,262
    244,205 BRYANT BANK FUNDING LLC++(p)                                             0.47         04/20/2009         244,145
    179,084 CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                  0.50         04/01/2009         179,084
     81,402 CALYON (LONDON)                                                          0.45         04/01/2009          81,402
    105,822 CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.60         04/08/2009         105,810
    155,161 CHEYNE FINANCE LLC+/-++####(a)(i)                                        0.00         02/25/2008           2,560
     89,542 CLIPPER RECEIVABLES CORPORATION++(p)                                     0.85         04/01/2009          89,542
     21,775 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                2.25         10/01/2038          21,775
    138,383 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             3.50         12/15/2037         138,383
    179,084 DEXIA CREDIT LOCAL DE FRANCE SA                                          0.85         04/01/2009         179,084
    244,205 E.ON AG++                                                                0.60         04/22/2009         244,120
     61,051 EDISON ASSET SECURITIZATION LLC++(p)                                     0.50         04/21/2009          61,034
    244,205 GEMINI SECURITIZATION INCORPORATED++(p)                                  0.50         04/21/2009         244,138
    155,819 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $155,820)                     0.17         04/01/2009         155,819
    319,546 GRYPHON FUNDING LIMITED(a)(i)                                            0.00         08/23/2009         114,525
     13,431 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    2.75         11/01/2042          13,431
     16,280 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       1.00         01/01/2018          16,280
    716,336 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE BACKED SECURITIES (MATURITY VALUE $716,341)                     0.24         04/01/2009         716,336
     24,421 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   1.00         04/15/2025          24,421
    122,103 KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.88         04/08/2009         122,082
     85,716 LLOYDS TSB BANK PLC                                                      0.50         04/06/2009          85,710
    139,140 LLOYDS TSB BANK PLC                                                      0.50         04/09/2009         139,125
      5,373 LLOYDS TSB BANK PLC                                                      0.50         04/14/2009           5,372
     32,561 MISSISSIPPI STATE GO+/-ss                                                5.00         11/01/2028          32,561
     73,262 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MONEY MARKET SECURITIES (MATURITY VALUE $73,263)                         0.66         04/01/2009          73,262
     16,280 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 3.75         01/01/2018          16,280
     73,262 NORDEA BANK AB                                                           0.30         04/01/2009          73,262
     84,658 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/15/2009          84,640
    138,383 REGENCY MARKETS #1 LLC++(p)                                              0.55         04/20/2009         138,343
     81,402 ROMULUS FUNDING CORPORATION++(p)                                         1.00         04/22/2009          81,354
     89,542 SANPAOLO IMI US FINANCIAL COMPANY                                        0.49         04/21/2009          89,518
    179,084 SOCIETE GENERALE NY                                                      1.05         04/27/2009         179,168
     91,170 SURREY FUNDING CORPORATION++(p)                                          0.55         04/06/2009          91,163
    244,205 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                  0.53         04/20/2009         244,137
    234,991 TULIP FUNDING CORPORATION++(p)                                           0.50         04/15/2009         234,945
    244,205 UBS FINANCE (DELAWARE) LLC                                               0.55         04/23/2009         244,123
    122,103 UNICREDITO ITALIANO BANK (IRELAND) PLC++                                 0.70         04/27/2009         122,041
    284,944 VICTORIA FINANCE LLC+/-++####(a)(i)                                      0.41         08/07/2008         131,074
    283,535 VICTORIA FINANCE LLC+/-++####(a)(i)                                      0.52         05/02/2008         130,426
    450,486 VICTORIA FINANCE LLC+/-++####(a)(i)                                      1.19         04/03/2008         207,223
    227,925 WINDMILL FUNDING CORPORATION++(p)                                        0.50         04/24/2009         227,852
                                                                                                                   7,552,781
                                                                                                                ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,894,438)                                                          9,376,181
                                                                                                                ------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 2.71%
  2,402,209 WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                                                         2,402,209
                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,402,209)                                                                     2,402,209
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                           PORTFOLIO OF INVESTMENTS - MARCH 31, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $115,460,778)*                                                   129.25%                                  $114,472,924
OTHER ASSETS AND LIABILITIES, NET                                      (29.25)                                   (25,902,771)
                                                                       ------                                   ------------
TOTAL NET ASSETS                                                       100.00%                                  $ 88,570,153
                                                                       ------                                   ------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF
     $942,716.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,402,209.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $115,771,337 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 1,899,938
GROSS UNREALIZED DEPRECIATION                 (3,198,351)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(1,298,413)

 PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE      VALUE
-----------  ----------------------------------------------------------------   -------------   -------------   -----------
SCHEDULE OF TBA SALE COMMITMENTS: (5.29%)
$(1,500,000) FNMA%%                                                                  6.00%        04/01/2039    $(1,566,563)
 (2,000,000) FNMA%%                                                                  5.50         04/01/2020     (2,085,000)
 (1,000,000) FNMA%%                                                                  5.50         04/01/2034     (1,037,812)
TOTAL SCHEDULE OF TBA SALE COMMITMENTS (PROCEEDS $(4,653,282))                                                   (4,689,375)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The

Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method. Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in securities:

                                                                          TOTAL FAIR VALUE AS
FUND                              LEVEL 1        LEVEL 2       LEVEL 3       OF 03/31/2009
----                           ------------   ------------   ----------   -------------------
VT Asset Allocation Fund       $ 66,746,699   $ 62,951,935   $1,024,858       $130,723,492
VT C&B Large Cap Value Fund      15,601,843        272,084       25,974         15,899,901
VT Discovery Fund               111,312,039     21,149,436    1,138,858        133,600,333
VT Equity Income Fund            36,325,380      1,107,722       33,860         37,466,962
VT International Core Fund       14,722,734        645,077        4,667         15,372,478
VT Large Company Core Fund        8,635,151        625,681       40,746          9,301,578
VT Large Company Growth Fund     48,338,711      3,940,350      342,615         52,621,676
VT Money Market Fund                      0     60,047,145            0         60,047,145
VT Opportunity Fund             353,835,660     27,761,539    3,612,826        385,210,025
VT Small Cap Growth Fund        110,353,637     21,751,903    1,580,212        133,685,752
VT Small/Mid Cap Value Fund       6,765,703              0            0          6,765,703
VT Total Return Bond Fund         4,225,609    109,305,207      942,108        114,472,924

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                            TOTAL UNREALIZED
                                                                             APPRECIATION/
FUND                              LEVEL 1        LEVEL 2       LEVEL 3       (DEPRECIATION)
----                           ------------   ------------   ----------   -------------------
VT Asset Allocation Fund         $827,860      $      0          $0             $827,860
VT Total Return Bond Fund               0       (36,093)          0              (36,093)

* Other financial instruments include: futures, options, sales commitments and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                VT C&B
                                                LARGE                                                 VT LARGE
                                   VT ASSET      CAP         VT         VT EQUITY         VT          COMPANY
                                  ALLOCATION    VALUE     DISCOVERY      INCOME     INTERNATIONAL       CORE
                                     FUND        FUND       FUND          FUND         CORE FUND        FUND
                                  ----------   -------   -----------   ----------   ------------    -----------
Balance as of 12/31/2008          $1,518,249   $25,616    $1,689,970    $ 171,469     $ 408,666       $24,258
   Accrued discounts (premiums)            0         0             0            0             0             0
   Realized gain (loss)                    0         0             0            0             0             0
   Change in unrealized
      appreciation
      (depreciation)                (140,155)   (3,282)     (143,752)      (4,983)         (545)       (4,967)
   Net purchases (sales)            (353,236)    3,640      (407,360)    (132,626)         (360)       21,455
   Net Transfer in (out) of
      Level 3                              0         0             0            0      (403,094)            0
Balance as of 03/31/2009          $1,024,858   $25,974    $1,138,858    $  33,860     $   4,667       $40,746


                                   VT LARGE       VT                       VT                        VT TOTAL
                                    COMPANY     MONEY        VT         SMALL CAP    VT SMALL/MID     RETURN
                                    GROWTH      MARKET   OPPORTUNITY     GROWTH       CAP VALUE        BOND
                                     FUND        FUND        FUND         FUND          FUND           FUND
                                  ----------   -------   -----------   ----------   -------------   -----------
Balance as of 12/31/2008           $464,889       $0     $1,568,835    $1,976,991      $ 39,282     $ 4,483,294
   Accrued discounts (premiums)           0        0              0             0             0              55
   Realized gain (loss)                   0        0              0             0             0          84,784
   Change in unrealized
      appreciation
      (depreciation)                (42,937)       0       (400,841)     (183,958)            0        (107,193)
   Net purchases (sales)            (79,337)       0      2,444,832      (212,821)            0      (1,443,232)
   Net Transfer in (out) of
      Level 3                             0        0              0             0       (39,282)     (2,075,601)
Balance as of 03/31/2009           $342,615       $0     $3,612,826    $1,580,212      $      0     $   942,108

The following is a summary of the unrealized appreciations (depreciations) associated with Level 3 securities held as of March 31, 2009:


                                                VT C&B
                                                Large                                                 VT Large
                                   VT Asset      Cap          VT        VT Equity         VT          Company
                                  Allocation    Value     Discovery      Income     International       Core
                                     Fund        Fund        Fund         Fund        Core Fund         Fund
                                  ----------   -------   -----------   ----------   -------------   -----------
Change in unrealized
   appreciation
   (depreciation) relating
   to securities held at the
   end of reporting period         (140,155)   (3,282)    (143,752)      (4,983)        (545)         (4,967)

                                   VT Large       VT                       VT
                                    Company     Money         VT        Small Cap    VT Small/Mid     VT Total
                                    Growth      Market   Opportunity     Growth       Cap Value        Return
                                     Fund        Fund        Fund         Fund           Fund        Bond Fund
                                  ----------   -------   -----------   ----------   -------------   -----------
Change in unrealized
   appreciation
   (depreciation) relating
   to securities held at the
   end of reporting period          (42,937)      0        (400,841)    (183,958)         0           (70,441)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 21, 2009


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Variable Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 21, 2009


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Variable Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Variable Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date:  May 21, 2009


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date:  May 21, 2009

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Variable Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: May 21, 2009


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: May 21, 2009